PROSPECTUS

Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL SHARES

A money market mutual fund seeking to achieve current income consistent with stability of principal and liquidity.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

MARCH 31, 1999

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  2

What are the Fund's Investment Strategies?  3

What are the Principal Securities in Which

the Fund Invests?  3

What are the Specific Risks of Investing in the Fund?  4

What Do Shares Cost?  5

How is the Fund Sold?  5

How to Purchase Shares  5

How to Redeem Shares  6

Account and Share Information  8

Who Manages the Fund?  9

Financial Information  9

Report of Ernst & Young LLP, Independent Auditors  26

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

This investment objective may be changed by the Fund's Trustees without shareholder approval.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high quality fixed income securities maturing in 13 months or less. The average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares as of the calendar year-end for each of the last five years. The 'y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 2% up to 8%. The 'x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998. The percentages noted are: 4.29%, 6.08%, 5.41%, 5.57% and 5.56%, respectively.

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a yearly basis.

The Fund's Institutional Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon the net asset value.

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 1.53% (quarter ended June 30, 1995). Its lowest quarterly return was 0.81% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN

The following table represents the Fund's Institutional Shares average annual total return through December 31, 1998.

CALENDAR PERIOD          FUND
1 Year                   5.56%
5 Years                  5.38%
Start of Performance 1   5.05%

1 The Fund's Institutional Shares start of performance date was February 8,
1993.

Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

The Fund's Institutional Shares 7- Day Net Yield as of 12/31/98 was 5.10%.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

PRIME CASH OBLIGATIONS FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Shares.



SHAREHOLDER FEES

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                           None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds,
as applicable)                                                                                                 None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price).                                                                           None
Redemption Fee (as a percentage of amount redeemed, if applicable)                                             None
Exchange Fee                                                                                                   None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee 2                                                                                              0.20%
Distribution (12b-1) Fee                                                                                       None
Shareholder Services Fee 3                                                                                    0.25%
Other Expenses                                                                                                0.10%
Total Annual Fund Operating Expenses                                                                          0.55%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are described below along with the net expenses the Fund's Institutional Shares actually paid for the fiscal year ended January 31, 1999.

Waiver of Fund Expenses                                                                                       0.37%

Total Actual Annual Fund Operating Expenses (after waivers)                                                   0.18%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.08% for the year ended January 31, 1999.

3 The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary reduction) was 0.00% for the year ended January 31, 1999.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year   $  56
3 Years  $ 176
5 Years  $ 307
10 Years $ 689

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high quality fixed income securities maturing in 13 months or less. The average maturity of the Fund's portfolio will be 90 days or less.

In order to select individual investments, the Fund's investment adviser (Adviser) performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser assesses likely movements in interest rates based upon general economic and market conditions. Considering this assessment, the Adviser targets an average portfolio maturity range. The Adviser generally shortens the portfolio's average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. In adjusting the portfolio's average maturity, the Adviser selects among investments with different maturities comparing their relative returns.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must also repay the principal amount of the security, normally within a specified time. The following describes the types of fixed income securities in which the Fund invests:

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of nine months or less. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

ASSET BACKED SECURITIES

Asset Backed Securities are payable from pools of debt obligations. Most asset backed securities involve consumer or commercial debts with maturities of less than 10 years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

REPURCHASE AGREEMENTS

Repurchase Agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction.

INVESTMENT RATINGS

The Fund invests in high-quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations or are of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a corporate money market fund are described below.

BOND MARKET RISKS

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses or with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $1,000,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within one year of opening the account. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses which affect their performance. Contact your investment professional or call 1- 800-341-7400 for more information concerning the other classes.

The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number, or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY INVEST-BY-PHONE

Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearing House member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 3:00 p.m. (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 3:00 p.m. (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund Share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 26.



YEAR ENDED JANUARY 31                            1999        1998           1997           1996 1          1995
NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.00      $ 1.00         $ 1.00         $ 1.00          $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                            0.05        0.06           0.05           0.06            0.04
LESS DISTRIBUTIONS:
Distributions from net investment income        (0.05)      (0.06)         (0.05)         (0.06)          (0.04)
NET ASSET VALUE, END OF PERIOD                 $ 1.00      $ 1.00         $ 1.00         $ 1.00          $ 1.00
TOTAL RETURN 2                                   5.50%       5.61%          5.38%          6.08%           4.52%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                         0.18%       0.18%          0.18%          0.17%           0.12%
Net investment income                            5.29%       5.44%          5.25%          5.90%           4.30%
Expense waiver/reimbursement 3                   0.37%       0.12%          0.14%          0.08%           0.13%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)  $1,825,266    $1,100,620     $1,572,912     $3,919,186      $1,538,802


1 Federated Management became the Fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the Fund's investment adviser.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

JANUARY 31, 1999



PRINCIPAL

AMOUNT                                                                                         VALUE

                    SHORT-TERM NOTES-6.7%

                    BANKING-1.7%

  $  25,000,000     Abbey National Treasury Services, PLC, 4.990%, 1/10/2000          $    24,993,202
     19,000,000     SALTS III Cayman Island Corp., (Guaranteed by Bankers Trust
                    International, PLC), 5.589%, 3/12/1999                                 19,000,000
      5,000,000     SALTS III Cayman Island Corp., (Guaranteed by Bankers Trust
                    International, PLC), 5.270%, 4/23/1999                                  5,000,000
                    TOTAL                                                                  48,993,202

                    BROKERAGE-2.5%

     75,000,000     Goldman Sachs Group, LP, 5.020%, 3/1/1999                              75,000,000
                    FINANCE - AUTOMOTIVE-0.9%
      1,309,820     Chase Manhattan Auto Owner Trust 1998-C, Class A-1, 5.588%,

                    7/9/1999                                                                1,309,757
        774,811     Compass Auto Receivables Trust 1998-A, Class A-1, 5.659%,
                    7/15/1999                                                                 774,811
     11,500,000     Honda Auto Receivables 1999-1 Owner Trust, Class A-1,
                    4.974%, 2/15/2000                                                      11,500,000
     11,521,783     Premier Auto Trust 1998-5, Class A-1, 5.140%, 7/8/1999                 11,519,585
                    TOTAL                                                                  25,104,153
                    FINANCE - COMMERCIAL-0.8%
     25,000,000  2  Beta Finance, Inc., 5.250%, 1/18/2000                                  25,023,178
                    FINANCE - EQUIPMENT-0.5%
     14,226,091     Newcourt Equipment Trust Securities 1998-2, Class A-1,

                    5.195%, 1/15/2000                                                      14,226,091

                    INSURANCE-0.3%

      8,284,212     Americredit Automobile Receivables Trust 1998-D, Class A-1,

                    (Guaranteed by FSA), 5.199%, 11/12/1999                                 8,284,212
                    TOTAL SHORT-TERM NOTES                                                196,630,836

                    CERTIFICATES OF DEPOSIT-7.7%

                    BANKING-7.7%

     10,500,000     Bankers Trust Co., New York, 5.690% - 5.710%, 2/26/1999 -
                    4/30/1999                                                              10,500,685
     75,000,000     Barclays Bank of Canada, (Guaranteed by Barclays Bank PLC,
                    London),

                    5.016% - 5.020%, 1/10/2000 - 1/13/2000                                 74,975,017
     54,000,000     KeyBank, N.A., 5.080%, 4/9/1999                                        54,000,000
     10,000,000     Royal Bank of Canada, Montreal, 5.020%, 1/24/2000                       9,996,234
     58,000,000     Societe Generale, Paris, 5.720% - 5.835%, 3/2/1999 -
                    4/27/1999                                                              57,996,018
     20,000,000     Toronto-Dominion Bank, 4.930%, 7/14/1999                               20,056,494
                    TOTAL CERTIFICATES OF DEPOSIT                                         227,524,448
PRINCIPAL

AMOUNT                                                                                         VALUE

                    COMMERCIAL PAPER-50.2% 1

                    BANKING-15.5%

 $   50,000,000     Abbey National N.A. Corp., (Guaranteed by Abbey National
                    Bank PLC, London), 5.003%, 5/4/1999                              $     49,376,445
     45,000,000     Canadian Imperial Holdings, Inc., (Guaranteed by Canadian
                    Imperial Bank of Commerce), 4.962% - 5.079%, 2/22/1999 -

                    4/1/1999                                                               44,668,772

     70,000,000     Cregem North America, Inc., (Guaranteed by Credit Communal
                    de Belgique, Brussles), 4.943% - 5.635%, 2/3/1999 -
                    2/23/1999                                                              69,898,722
     42,841,000     Fountain Square Commercial Funding Corp., (Fifth Third Bank,
                    Cincinnati Support Agreement), 5.021% - 5.626%, 2/1/1999 -
                    4/27/1999                                                              42,758,539
     12,000,000     Societe Generale North America, Inc., (Guaranteed by Societe

                    Generale, Paris), 5.122%, 4/5/1999                                     11,895,210
     25,000,000     SunTrust Banks, Inc., 5.276%, 3/5/1999                                 24,884,000
     85,000,000     UBS Finance (Delaware), Inc., (UBS AG LOC), 4.953% - 5.035%,
                    3/29/1999 - 4/16/1999                                                  84,227,194
     29,000,000     Westpac Banking Corp. Ltd., Sydney, 5.129%, 4/1/1999                   28,762,361
     90,000,000     Westpac Capital Corp., (Guaranteed by Westpac Banking Corp.
                    Ltd., Sydney), 5.029% - 5.032%, 4/12/1999 - 5/14/1999                  88,965,683
     10,000,000     Wood Street Funding Corp., (PNC Bank, N.A. Support
                    Agreement), 4.889%, 2/19/1999                                           9,975,650
                    TOTAL                                                                 455,412,576

                    BROKERAGE-0.8%

     25,000,000     Credit Suisse First Boston, Inc., 4.892%, 4/19/1999                    24,741,729
                    FINANCE - AUTOMOTIVE-0.3%
     10,000,000     Chrysler Financial Co. L.L.C., 4.940%, 4/12/1999                        9,905,111
                    FINANCE - COMMERCIAL-16.6%
    103,000,000     Beta Finance, Inc., 5.106% - 5.444%, 3/8/1999 - 5/28/1999             101,862,687
     25,000,000     Corporate Asset Funding Co., Inc. (CAFCO), (Guaranteed by
                    FGIC), 4.888%, 4/12/1999                                               24,765,208
     90,000,000     General Electric Capital Corp., 5.037% - 5.650%, 2/4/1999 -
                    3/17/1999                                                              89,738,197

    101,100,000     PREFCO-Preferred Receivables Funding Co., (Guaranteed by

                    AMBAC), 5.164% - 5.405%, 2/9/1999 - 3/8/1999                          100,688,588
     25,000,000     Receivables Capital Corp., 5.340% - 5.468%, 2/4/1999 -
                    2/12/1999                                                              24,971,254
    149,000,000     Sheffield Receivables Corp., 4.891% - 5.499%, 2/5/1999 -
                    3/12/1999                                                             148,586,203
                    TOTAL                                                                 490,612,137


PRINCIPAL

AMOUNT                                                                                         VALUE

                    COMMERCIAL PAPER-continued 1
                    FINANCE - RETAIL-12.7%

 $   95,000,000     American Express Credit Corp., 4.888% - 5.023%, 4/12/1999 -
                    4/13/1999                                                        $     94,095,007
     12,000,000     Associates Corp. of North America, 5.401%, 3/9/1999                    11,936,880
     82,500,000     Associates First Capital B.V., (Guaranteed by Associates
                    First Capital Corp.), 4.888% - 4.920%, 4/8/1999 - 5/18/1999            81,601,033
     63,000,000     Associates First Capital Corp., 5.073% - 5.094%, 5/27/1999 -
                    5/28/1999                                                              61,997,211
     50,000,000     Household Finance Corp., 4.852%, 2/1/1999                              50,000,000
     75,000,000     Norwest Financial, Inc., 4.888%, 4/13/1999                             74,285,563
                    TOTAL                                                                 373,915,694
                    INSURANCE-3.5%

     25,000,000     CXC, Inc., 4.906%, 4/9/1999                                            24,774,340
     80,000,000     Marsh & McLennan Cos., Inc., 5.112% - 5.128%, 5/4/1999 -
                    5/5/1999                                                               78,968,439
                    TOTAL                                                                 103,742,779

                    MACHINERY, EQUIPMENT, AUTO-0.8%

     25,000,000     Eaton Corp., 5.026% - 5.151%, 5/14/1999                                24,645,833
                    TOTAL COMMERCIAL PAPER                                              1,482,975,859
                    LOAN PARTICIPATION-2.1%
                    ELECTRICAL EQUIPMENT-0.6%

     16,700,000     Mt. Vernon Phenol Plant Partnership, (Guaranteed by General

                    Electric Co.), 5.370%, 5/17/1999                                       16,700,000
                    FINANCE - AUTOMOTIVE-0.5%

     14,000,000     General Motors Acceptance Corp., Mortgage of PA, (Guaranteed

                    by General Motors Acceptance Corp.), 5.120%, 2/1/1999                  14,000,000
                    FINANCE - EQUIPMENT-1.0%

     31,000,000     Pitney Bowes Credit Corp., 5.046%, 2/10/1999                           30,961,056
                    TOTAL LOAN PARTICIPATION                                               61,661,056
                    VARIABLE RATE OBLIGATIONS-20.3% 3

                    BANKING-13.6%

      2,000,000     Albuquerque, NM, Series 1997, El Canto, Inc., (Norwest Bank

                    Minnesota, N.A. LOC), 5.220%, 2/4/1999                                  2,000,000
     10,000,000     Bankers Trust Co., New York, 4.880%, 6/4/1999                           9,997,698
     20,000,000     Barclays Bank PLC, London, 5.120%, 2/17/1999                           20,000,000
      1,925,000     Beech Grove, IN, Series 1997, Poster Display Co, (Bank One,

                    Indiana, N.A. LOC), 4.910%, 2/4/1999                                    1,925,000
      2,095,000     C. W. Caldwell, Inc, Sweetbriar Assisted Living Facility,
                    Project, (Huntington National Bank, Columbus, OH LOC),

                    4.910%, 2/4/1999                                                        2,095,000

PRINCIPAL

AMOUNT                                                                                         VALUE

                    VARIABLE RATE OBLIGATIONS-continued 3

                    BANKING-CONTINUED

  $   7,100,000     Capital One Funding Corp., Series 1993-A, (Bank One, Ohio,
                    N.A. LOC), 4.910%, 2/4/1999                                      $      7,100,000
     21,700,000     Capital One Funding Corp., Series 1999-A, (Bank One,
                    Kentucky LOC), 4.910%, 2/4/1999                                        21,700,000
      2,895,000     Casna Limited Partnership, Series 1997, (Huntington National
                    Bank, Columbus, OH LOC), 4.910%, 2/4/1999                               2,895,000
      8,580,000     Cedarville College, Series 1998, (KeyBank, N.A. LOC),
                    4.910%, 2/4/1999                                                        8,580,000

      4,535,000     Chartiers Valley Industrial & Commercial Development
                    Authority, Woodhaven Convalescent Center, Series 1997-B,

                    (Bank One, Ohio, N.A. LOC), 4.910%, 2/4/1999                            4,535,000
      1,470,000     Children's Defense Fund, (First National Bank of Maryland,
                    Baltimore LOC), 5.100%, 2/2/1999                                        1,470,000
      6,000,000     Colonie, NY IDA, Mechanical Technology, Inc. Project, Series
                    1998 A, (KeyBank, N.A. LOC), 5.050%, 2/4/1999                           6,000,000
     10,600,000     Cuyahoga County, OH, Gateway Arena Project, Series 1992-B,
                    (Canadian Imperial Bank of Commerce LOC), 4.910%, 2/4/1999             10,600,000
      3,350,000     Cuyahoga County, OH, Series 1998, Watt Printers Project,
                    (Bank One, Ohio, N.A. LOC), 4.910%, 2/4/1999                            3,350,000
      8,650,000     Elsinore Properties, L.P., Series 1998, (Fifth Third Bank,
                    Cincinnati LOC), 4.975%, 2/4/1999                                       8,650,000
     25,000,000     First Union National Bank, Charlotte, NC, 4.860%, 2/1/1999             25,000,000
      1,100,000     Flowform, Inc., (Huntington National Bank, Columbus, OH

                    LOC), 4.910%, 2/4/1999                                                  1,100,000
      6,780,000     Franklin County, OH, Edison Welding, Series 1995,
                    (Huntington National Bank, Columbus, OH LOC), 4.910%,

                    2/4/1999                                                                6,780,000

     12,135,000     Georgetown, KY Educational Institution, Series 1997-A, (Bank

                    One, Kentucky LOC), 4.910%, 2/4/1999                                   12,135,000
      1,410,000     Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington
                    National Bank, Columbus, OH LOC), 4.910%, 2/4/1999                      1,410,000
      1,600,000     Gettysburg Area Industrial Development Authority, Hanover
                    Lantern, Inc. Project, Series 1998-B, (First National Bank

                    of Maryland, Baltimore LOC), 5.000%, 2/3/1999                           1,600,000
     11,400,000     Healthcare Network Properties, LLC, Series A, (National City
                    Bank, Michigan/Illinois LOC), 4.890%, 2/4/1999                         11,400,000
     11,550,000     Heritage at the Falls Assisted Living, Ltd., Series 1997,
                    (BankBoston, N.A. LOC), 5.020%, 2/4/1999                               11,550,000
      9,400,000     IT Spring Wire, LLC, Series 1997, (Fifth Third Bank,
                    Cincinnati LOC), 4.920%, 2/4/1999                                       9,400,000
      4,361,000     International Processing Corp., (Bank One, Kentucky LOC),
                    4.960%, 2/4/1999                                                        4,361,000
      2,000,000     Kit Carson County, CO, Midwest Farms Project, (Norwest Bank
                    Minnesota, N.A. LOC), 5.350%, 2/3/1999                                  2,000,000
PRINCIPAL

AMOUNT                                                                                         VALUE

                    VARIABLE RATE OBLIGATIONS-continued 3

                    BANKING-CONTINUED

 $    6,000,000     Laverne City, IDA, Mobile Tool Intl, Inc. Project, Series
                    1998-B, (Fleet Bank N.A. LOC), 5.130%, 2/4/1999                  $      6,000,000
     63,807,540   2 Liquid Asset Backed Securities Trust, Series 1997-1,
                    (Westdeutsche Landesbank Girozentrale Swap Agreement),

                    5.000%, 2/16/1999                                                      63,807,540
     30,065,000     M/S Land, LLC, (Bank One, Illinois, N.A. LOC), 4.960%,
                    2/4/1999                                                               30,065,000
      5,900,000     MMR Funding I, Series A, (Bayerische Hypotheken-und
                    Vereinsbank AG LOC), 4.910%, 2/4/1999                                   5,900,000
      4,890,000     Medilodge Group, Meadowbrook Project, (KeyBank, N.A. LOC),
                    4.960%, 2/4/1999                                                        4,890,000
      5,000,000     Medina County, OH, Three D Metals, Inc. Project, Series
                    1998, (Bank One, Ohio, N.A. LOC), 4.910%, 2/4/1999                      5,000,000
     10,000,000     Mississippi Business Finance Corp., Kohler Project,
                    (Wachovia Bank of NC, N.A., Winston-Salem LOC), 5.050%,

                    2/4/1999                                                               10,000,000
      3,100,000     New Berlin, WI, Sunraider LLC, Series 1997B, (Bank One,
                    Wisconsin, N.A. LOC), 4.910%, 2/4/1999                                  3,100,000
      4,400,000     New Jersey EDA, Morey Organization, Inc. Project, Series
                    1997, (First Union National Bank, Charlotte, NC LOC),

                    5.000%, 2/3/1999                                                        4,400,000

      2,565,000     New Jersey EDA, Pheonix Realty Partners, (First Union

                    National Bank, Charlotte, NC LOC), 5.000%, 2/3/1999                     2,565,000
      3,365,000     Oakwoods Master Ltd. Partnership, Series 1997, (Amsouth Bank
                    N.A., Birmingham LOC), 4.970%, 2/4/1999                                 3,365,000
      4,600,000     Primex Funding Corp., Series 1997-A, (Bank One, Indiana,
                    N.A. LOC), 4.910%, 2/4/1999                                             4,600,000
      4,076,373     Rabobank Optional Redemption Trust, Series 1997-101, 5.005%,
                    4/20/1999                                                               4,076,373
     10,000,000     Royal Wine Corp. and KFP International Ltd., Series 1998,
                    (KeyBank, N.A. LOC), 4.910%, 2/4/1999                                  10,000,000
     22,000,000     Societe Generale, Paris, 4.883%, 8/11/1999                             21,992,417
      3,975,000     Solon Properties, LLC, (Huntington National Bank, Columbus,

                    OH LOC), 4.910%, 2/4/1999                                               3,975,000
      2,215,000     Spitzer Group, Series 1998-C, (Bank One, Ohio, N.A. LOC),
                    4.910%, 2/4/1999                                                        2,215,000
      1,155,000     TDB Realty, Ltd., (Huntington National Bank, Columbus, OH
                    LOC), 4.910%, 2/4/1999                                                  1,155,000
      2,485,000     Tallahassee-Leon County Civic Center Authority, Series 1998-
                    C, (SunTrust Bank, Central Florida LOC), 4.950%, 2/3/1999               2,485,000
      3,360,000     Team Rahal of Pittsburgh, Inc., Series 1997, (Huntington
                    National Bank, Columbus, OH LOC), 4.910%, 2/4/1999                      3,360,000
      2,255,000     Trap Rock Industries, Inc., Series 1997, (First Union
                    National Bank, Charlotte, NC LOC), 5.000%, 2/3/1999                     2,255,000
      5,565,000     VLF, LLC, The Village of Lovejoy, Fountain Project,
                    (KeyBank, N.A. LOC), 5.040%, 2/4/1999                                   5,565,000
PRINCIPAL

AMOUNT                                                                                         VALUE

                    VARIABLE RATE OBLIGATIONS-continued 3

                    BANKING-CONTINUED

 $    2,990,000     Van Wyk Enterprises, Inc., (Huntington National Bank,
                    Columbus, OH LOC), 4.930%, 2/4/1999                              $      2,990,000
                    TOTAL                                                                 401,395,028
                    FINANCE - RETAIL-0.3%

      8,800,000   2 Bishop's Gate Residential Mortgage Trust 1998-2, Class A-1,
                    5.747%, 2/10/1999                                                       8,800,000

                    INSURANCE-6.4%

     10,000,000     Allstate Life Insurance Co., 5.136%, 4/1/1999                          10,000,000
     22,000,000     Jackson National Life Insurance Co., 5.040%, 2/22/1999                 22,000,000
     15,400,000     Jackson National Life Insurance Co., 5.186%, 4/1/1999                  15,400,000
     25,972,307     Liquid Asset Backed Securities Trust, Series 1997-3, Senior
                    Notes, (Guaranteed by AMBAC), 5.254%, 3/28/1999                        25,972,307
     15,000,000     Peoples Security Life Insurance Company, 5.170%, 2/1/1999              15,000,000
     20,000,000     Principal Life Insurance Company, 5.410%, 3/1/1999                     20,000,000
     10,000,000     Security Life of Denver Insurance Co., 5.028%, 4/30/1999               10,000,000
     25,000,000     Security Life of Denver Insurance Co., 5.311%, 2/1/1999                25,000,000
     25,000,000     Transamerica Life Insurance and Annuity Co., 5.136%, 4/1/1999          25,000,000
     10,000,000     Transamerica Occidental Life Insurance Co., 5.525%, 3/6/1999           10,000,000
     10,000,000     Travelers Insurance Company, 5.116%, 4/1/1999                          10,000,000
                    TOTAL                                                                 188,372,307
                    TOTAL VARIABLE RATE OBLIGATIONS                                       598,567,335


PRINCIPAL

AMOUNT                                                                                         VALUE

                    TIME DEPOSIT-1.7%

                    BANKING-1.7%

 $   50,000,000     Royal Bank of Canada, Montreal, 4.813%, 2/1/1999                 $     50,000,000
                    REPURCHASE AGREEMENTS-11.2% 4
     50,000,000     Bankers Trust Co., New York, 4.820%, dated 1/29/1999, due

                    2/1/1999                                                               50,000,000
     75,000,000     HSBC Securities, Inc., 4.820%, dated 1/29/1999, due 2/1/1999           75,000,000
    100,000,000     Nationsbanc Montgomery Securities, Inc., 4.820%, dated

                    1/29/1999, due 2/1/1999                                               100,000,000
     50,000,000     Paribas Corp., 4.820%, dated 1/29/1999, due 2/1/1999                   50,000,000
     24,600,000     Societe Generale Securities Corp., 4.730%, dated 1/29/1999,
                    due 2/1/1999                                                           24,600,000
     30,000,000     Toronto Dominion Securities (USA) Inc., 4.730%, dated
                    1/29/1999, due 2/1/1999                                                30,000,000
                    TOTAL REPURCHASE AGREEMENTS                                           329,600,000
                    TOTAL INVESTMENTS (AT AMORTIZED COST) 5                           $ 2,946,959,534


1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At January 31, 1999, these securities amounted to $97,630,718 which represents 3.3% of net assets.

3 Current rate and next reset date shown.

4 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($2,950,309,702) at January 31, 1999.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation
EDA -Economic Development Authority
FGIC -Financial Guaranty Insurance Company
FSA -Financial Security Assurance
IDA -Industrial Development Authority
LOC -Letter of Credit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JANUARY 31, 1999



ASSETS:
Investments in repurchase agreements                             $   329,600,000
Investments in securities                                          2,617,359,534
Total investments in securities, at amortized cost and value                         $ 2,946,959,534
Income receivable                                                                         10,646,667
Receivable for shares sold                                                                    16,459
TOTAL ASSETS                                                                           2,957,622,660
LIABILITIES:

Payable for shares redeemed                                               20,424
Income distribution payable                                            6,902,729
Payable to Bank                                                          119,011
Accrued expenses                                                         270,794
TOTAL LIABILITIES                                                                          7,312,958
Net assets for 2,950,309,702 shares outstanding                                      $ 2,950,309,702
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
SHARE:
INSTITUTIONAL SHARES:
$1,825,266,173 / 1,825,266,173 shares outstanding                                              $1.00
INSTITUTIONAL SERVICE SHARES:
$894,850,895 / 894,850,895 shares outstanding                                                  $1.00
INSTITUTIONAL CAPITAL SHARES:
$230,192,634 / 230,192,634 shares outstanding                                                  $1.00



See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED JANUARY 31, 1999



INVESTMENT INCOME:
Interest                                                                                            $ 128,409,170
EXPENSES:

Investment advisory fee                                                          $  4,676,382
Administrative personnel and services fee                                           1,762,996
Custodian fees                                                                        151,496
Transfer and dividend disbursing agent fees and expenses                              114,299
Directors'/Trustees' fees                                                              15,781
Auditing fees                                                                          14,192
Legal fees                                                                             11,165
Portfolio accounting fees                                                             232,807
Shareholder services fee-Institutional Shares                                       3,449,515
Shareholder services fee-Institutional Service Shares                               1,803,553
Shareholder services fee-Institutional Capital Shares                                 592,410
Share registration costs                                                               36,193
Printing and postage                                                                   21,921
Insurance premiums                                                                    166,534
Miscellaneous                                                                           9,204
TOTAL EXPENSES                                                                     13,058,448
WAIVERS:
Waiver of investment advisory fee                             $  (2,853,923)
Waiver of shareholder services fee-Institutional Shares          (3,449,515)
Waiver of shareholder services fee-Institutional Capital
Shares                                                             (355,446)
TOTAL WAIVERS                                                                      (6,658,884)
Net expenses                                                                                            6,399,564
Net investment income                                                                               $ 122,009,606


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



YEAR ENDED JANUARY 31                                                         1999                    1998
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income                                            $     122,009,606       $      94,064,903
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Institutional Shares                                                   (73,059,518)            (64,610,393)
Institutional Service Shares                                           (36,684,622)            (25,937,194)
Institutional Capital Shares                                           (12,265,466)             (3,517,316)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS

TO SHAREHOLDERS                                                       (122,009,606)            (94,064,903)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                        33,162,916,740          25,518,721,091
Net asset value of shares issued to shareholders in payment

of distributions declared                                               55,512,391              45,738,378
Cost of shares redeemed                                            (32,428,562,553)        (25,438,600,121)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                 789,866,578             125,859,348
Change in net assets                                                   789,866,578             125,859,348
NET ASSETS:

Beginning of period                                                  2,160,443,124           2,034,583,776
End of period                                                    $   2,950,309,702       $   2,160,443,124


See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JANUARY 31, 1999

ORGANIZATION

Money Market Obligations Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Prime Cash Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide a high level of current income consistent with stability of principal and liquidity.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal taxes is necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at January 31, 1999 is as follows:



SECURITY                                                       ACQUISITION DATE   ACQUISITION COST
Beta Finance, Inc., 5.250%, 1/18/2000                          1/15/1999               $25,024,301

Bishop's Gate Residential Mortgage Trust 1998-2, Class A-1,

5.747%, 2/10/1999                                              12/11/1998                8,800,000
Liquid Assets Backed Securities Trust, Series 1997-1,
5.000%, 2/16/1999                                              2/19/1997                63,807,540


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.001 par value) for each class of shares. At January 31, 1999, capital paid-in aggregated $2,950,309,702. Transactions in shares were as follows:



YEAR ENDED JANUARY 31                                        1999                 1998
INSTITUTIONAL SHARES:

Shares sold                                                   23,532,773,371       18,791,341,606
Shares issued to shareholders in payment of distributions
declared                                                          44,134,116           42,611,959
Shares redeemed                                              (22,852,260,827)     (19,306,246,896)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS       724,646,660         (472,293,331)


YEAR ENDED JANUARY 31                                        1999                 1998
INSTITUTIONAL SERVICE SHARES:

Shares sold                                                    7,290,975,466        5,032,974,804
Shares issued to shareholders in payment of distributions
declared                                                           5,275,668              580,621
Shares redeemed                                               (7,070,064,987)      (4,777,652,535)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE

SHARE TRANSACTIONS                                               226,186,147          255,902,890


YEAR ENDED JANUARY 31                                        1999                 1998
INSTITUTIONAL CAPITAL SHARES:

Shares sold                                                    2,339,167,903        1,694,404,681
Shares issued to shareholders in payment of distributions
declared                                                           6,102,607            2,545,798
Shares redeemed                                               (2,506,236,739)      (1,354,700,690)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL

SHARE TRANSACTIONS                                              (160,966,229)         342,249,789
NET CHANGE RESULTING FROM SHARE TRANSACTIONS                     789,866,578          125,859,348


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. Effective March 31, 1999, the Adviser will merge into Federated Investment Management Company (formerly Federated Advisers). The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Ernst & Young LLP, Independent Auditors

TO THE SHAREHOLDERS AND TRUSTEES OF

PRIME CASH OBLIGATIONS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prime Cash Obligations Fund, a portfolio of Money Market Obligations Trust II, as of January 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Cash Obligations Fund at January 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts

March 15, 1999

Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL SHARES

MARCH 31, 1999

A Statement of Additional Information (SAI) dated March 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's semi-annual report to shareholders as it becomes available. To obtain the SAI, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

 [Graphic]

 Prime Cash Obligations Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

 Investment Company Act File No. 811-7364
Cusip 608912705

G01881-03-IS (3/99)

PROSPECTUS

Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL SERVICE SHARES

A money market mutual fund seeking to achieve current income consistent with stability of principal and liquidity.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

MARCH 31, 1999

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  2

What are the Fund's Investment Strategies?  3

What are the Principal Securities in Which

the Fund Invests?  3

What are the Specific Risks of Investing in the Fund?  4

What Do Shares Cost?  5

How is the Fund Sold?  5

How to Purchase Shares  5

How to Redeem Shares  7

Account and Share Information  8

Who Manages the Fund?  9

Financial Information  9

Report of Ernst & Young LLP, Independent Auditors  25

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

This investment objective may be changed by the Fund's Trustees without shareholder approval.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high quality fixed income securities maturing in 13 months or less. The average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares as of the calendar year-end for each of the last five years. The 'y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1.5% up to 6%. The 'x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998. The percentages noted are: 4.03%, 5.82%, 5.15%, 5.31% and 5.29%, respectively.

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a yearly basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon the net asset value.

Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 1.46% (quarter ended June 30, 1995). Its lowest quarterly return was 0.75% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN

The following table represents the Fund's Institutional Service Shares average annual total return through December 31, 1998.

Calendar Period          FUND
1 Year                   5.29%
5 Years                  5.12%
Start of Performance 1   4.98%

1 The Fund's Institutional Service Shares start of performance date was September 2, 1993.

Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

The Fund's Institutional Service Shares 7-Day Net Yield as of 12/31/98 was
4.85%.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

PRIME CASH OBLIGATIONS FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Service Shares.



SHAREHOLDER FEES


Fees Paid Directly From Your Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                     None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase
price or redemption proceeds, as applicable)                                                             None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)
(as a percentage of offering price)                                                                      None
Redemption Fee (as a percentage of amount redeemed, if applicable)                                       None
Exchange Fee                                                                                             None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1

Expenses That are Deducted From Fund Assets (as percentage of average net assets)

Management Fee 2                                                                                         0.20%
Distribution (12b-1) Fee                                                                                 None
Shareholder Services Fee                                                                                 0.25%
Other Expenses                                                                                           0.10%
Total Annual Fund Operating Expenses                                                                     0.55%

1 Although not contractually obligated to do so, the adviser waived certain amounts. These are described below along with the net expenses the Fund's
Institutional Service Shares actually paid for the fiscal year ended January 31, 1999.

Waiver of Fund Expenses                                                                                  0.12%

Total Actual Annual Fund Operating Expenses (after waivers)                                              0.43%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.08% for the year ended January 31, 1999.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year   $  56
3 Years  $ 176
5 Years  $ 307
10 Years $ 689

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high quality fixed income securities maturing in 13 months or less. The average maturity of the Fund's portfolio will be 90 days or less.

In order to select individual investments, the Fund's investment adviser (Adviser) performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser assesses likely movements in interest rates based upon general economic and market conditions. Considering this assessment, the Adviser targets an average portfolio maturity range. The Adviser generally shortens the portfolio's average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. In adjusting the portfolio's average maturity, the Adviser selects among investments with different maturities comparing their relative returns.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must also repay the principal amount of the security, normally within a specified time. The following describes the types of fixed income securities in which the Fund invests:

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of nine months or less. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of debt obligations. Most asset backed securities involve consumer or commercial debts with maturities of less than 10 years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction.

INVESTMENT RATINGS

The Fund invests in high-quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations or are of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a corporate money market fund are described below.

BOND MARKET RISKS

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses or with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $1,000,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within one year of opening the account. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number, or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY INVEST-BY-PHONE

Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearing House member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund Share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 25.



YEAR ENDED JANUARY 31                          1999        1998         1997         1996 1       1995
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00      $ 1.00       $ 1.00       $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                          0.05        0.05         0.05         0.06         0.04
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.05)      (0.05)       (0.05)       (0.06)       (0.04)
NET ASSET VALUE, END OF PERIOD               $ 1.00      $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 2                                 5.23%       5.34%        5.11%        5.83%        4.21%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                       0.43%       0.43%        0.43%        0.42%        0.37%
Net investment income                          5.09%       5.29%        5.02%        5.65%        4.05%
Expense waiver/reimbursement 3                 0.12%       0.12%        0.14%        0.08%        0.13%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $894,851    $668,665     $412,762     $324,474     $342,673


1 Federated Management became the Fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the Fund's investment adviser.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

JANUARY 31, 1999



PRINCIPAL

AMOUNT                                                                                         VALUE

                    SHORT-TERM NOTES-6.7%

                    BANKING-1.7%

  $  25,000,000     Abbey National Treasury Services, PLC, 4.990%, 1/10/2000          $    24,993,202
     19,000,000     SALTS III Cayman Island Corp., (Guaranteed by Bankers Trust
                    International, PLC), 5.589%, 3/12/1999                                 19,000,000
      5,000,000     SALTS III Cayman Island Corp., (Guaranteed by Bankers Trust
                    International, PLC), 5.270%, 4/23/1999                                  5,000,000
                    TOTAL                                                                  48,993,202

                    BROKERAGE-2.5%

     75,000,000     Goldman Sachs Group, LP, 5.020%, 3/1/1999                              75,000,000
                    FINANCE - AUTOMOTIVE-0.9%
      1,309,820     Chase Manhattan Auto Owner Trust 1998-C, Class A-1, 5.588%,

                    7/9/1999                                                                1,309,757
        774,811     Compass Auto Receivables Trust 1998-A, Class A-1, 5.659%,
                    7/15/1999                                                                 774,811
     11,500,000     Honda Auto Receivables 1999-1 Owner Trust, Class A-1,
                    4.974%, 2/15/2000                                                      11,500,000
     11,521,783     Premier Auto Trust 1998-5, Class A-1, 5.140%, 7/8/1999                 11,519,585
                    TOTAL                                                                  25,104,153
                    FINANCE - COMMERCIAL-0.8%
     25,000,000  2  Beta Finance, Inc., 5.250%, 1/18/2000                                  25,023,178
                    FINANCE - EQUIPMENT-0.5%
     14,226,091     Newcourt Equipment Trust Securities 1998-2, Class A-1,

                    5.195%, 1/15/2000                                                      14,226,091

                    INSURANCE-0.3%

      8,284,212     Americredit Automobile Receivables Trust 1998-D, Class A-1,

                    (Guaranteed by FSA), 5.199%, 11/12/1999                                 8,284,212
                    TOTAL SHORT-TERM NOTES                                                196,630,836

                    CERTIFICATES OF DEPOSIT-7.7%

                    BANKING-7.7%

     10,500,000     Bankers Trust Co., New York, 5.690% - 5.710%, 2/26/1999 -
                    4/30/1999                                                              10,500,685
     75,000,000     Barclays Bank of Canada, (Guaranteed by Barclays Bank PLC,
                    London), 5.016% - 5.020%, 1/10/2000 - 1/13/2000                        74,975,017
     54,000,000     KeyBank, N.A., 5.080%, 4/9/1999                                        54,000,000
     10,000,000     Royal Bank of Canada, Montreal, 5.020%, 1/24/2000                       9,996,234
     58,000,000     Societe Generale, Paris, 5.720% - 5.835%, 3/2/1999 -
                    4/27/1999                                                              57,996,018
     20,000,000     Toronto-Dominion Bank, 4.930%, 7/14/1999                               20,056,494
                    TOTAL CERTIFICATES OF DEPOSIT                                         227,524,448
PRINCIPAL

AMOUNT                                                                                         VALUE

                    COMMERCIAL PAPER-50.2% 1

                    BANKING-15.5%

 $   50,000,000     Abbey National N.A. Corp., (Guaranteed by Abbey National
                    Bank PLC, London), 5.003%, 5/4/1999                              $     49,376,445
     45,000,000     Canadian Imperial Holdings, Inc., (Guaranteed by Canadian
                    Imperial Bank of Commerce), 4.962% - 5.079%, 2/22/1999 -

                    4/1/1999                                                               44,668,772

     70,000,000     Cregem North America, Inc., (Guaranteed by Credit Communal

                    de Belgique, Brussles), 4.943% - 5.635%, 2/3/1999 - 2/23/1999          69,898,722
     42,841,000     Fountain Square Commercial Funding Corp., (Fifth Third Bank,
                    Cincinnati Support Agreement), 5.021% - 5.626%, 2/1/1999 -

                    4/27/1999                                                              42,758,539

     12,000,000     Societe Generale North America, Inc., (Guaranteed by Societe

                    Generale, Paris), 5.122%, 4/5/1999                                     11,895,210
     25,000,000     SunTrust Banks, Inc., 5.276%, 3/5/1999                                 24,884,000
     85,000,000     UBS Finance (Delaware), Inc., (UBS AG LOC), 4.953% - 5.035%,
                    3/29/1999 - 4/16/1999                                                  84,227,194
     29,000,000     Westpac Banking Corp. Ltd., Sydney, 5.129%, 4/1/1999                   28,762,361
     90,000,000     Westpac Capital Corp., (Guaranteed by Westpac Banking Corp.
                    Ltd., Sydney), 5.029% - 5.032%, 4/12/1999 - 5/14/1999                  88,965,683
     10,000,000     Wood Street Funding Corp., (PNC Bank, N.A. Support Agreement),

                    4.889%, 2/19/1999                                                       9,975,650
                    TOTAL                                                                 455,412,576

                    BROKERAGE-0.8%

     25,000,000     Credit Suisse First Boston, Inc., 4.892%, 4/19/1999                    24,741,729
                    FINANCE - AUTOMOTIVE-0.3%
     10,000,000     Chrysler Financial Co. L.L.C., 4.940%, 4/12/1999                        9,905,111
                    FINANCE - COMMERCIAL-16.6%
    103,000,000     Beta Finance, Inc., 5.106% - 5.444%, 3/8/1999 - 5/28/1999             101,862,687
     25,000,000     Corporate Asset Funding Co., Inc. (CAFCO), (Guaranteed by
                    FGIC), 4.888%, 4/12/1999                                               24,765,208
     90,000,000     General Electric Capital Corp., 5.037% - 5.650%, 2/4/1999 -
                    3/17/1999                                                              89,738,197

    101,100,000     PREFCO-Preferred Receivables Funding Co., (Guaranteed by

                    AMBAC), 5.164% - 5.405%, 2/9/1999 - 3/8/1999                          100,688,588
     25,000,000     Receivables Capital Corp., 5.340% - 5.468%, 2/4/1999 -
                    2/12/1999                                                              24,971,254
    149,000,000     Sheffield Receivables Corp., 4.891% - 5.499%, 2/5/1999 -
                    3/12/1999                                                             148,586,203
                    TOTAL                                                                 490,612,137


PRINCIPAL

AMOUNT                                                                                         VALUE

                    COMMERCIAL PAPER-continued 1
                    FINANCE - RETAIL-12.7%

 $   95,000,000     American Express Credit Corp., 4.888% - 5.023%, 4/12/1999 -
                    4/13/1999                                                        $     94,095,007
     12,000,000     Associates Corp. of North America, 5.401%, 3/9/1999                    11,936,880
     82,500,000     Associates First Capital B.V., (Guaranteed by Associates
                    First Capital Corp.), 4.888% - 4.920%, 4/8/1999 - 5/18/1999            81,601,033
     63,000,000     Associates First Capital Corp., 5.073% - 5.094%, 5/27/1999 -
                    5/28/1999                                                              61,997,211
     50,000,000     Household Finance Corp., 4.852%, 2/1/1999                              50,000,000
     75,000,000     Norwest Financial, Inc., 4.888%, 4/13/1999                             74,285,563
                    TOTAL                                                                 373,915,694
                    INSURANCE-3.5%

     25,000,000     CXC, Inc., 4.906%, 4/9/1999                                            24,774,340
     80,000,000     Marsh & McLennan Cos., Inc., 5.112% - 5.128%, 5/4/1999 -
                    5/5/1999                                                               78,968,439
                    TOTAL                                                                 103,742,779

                    MACHINERY, EQUIPMENT, AUTO-0.8%

     25,000,000     Eaton Corp., 5.026% - 5.151%, 5/14/1999                                24,645,833
                    TOTAL COMMERCIAL PAPER                                              1,482,975,859
                    LOAN PARTICIPATION-2.1%
                    ELECTRICAL EQUIPMENT-0.6%

     16,700,000     Mt. Vernon Phenol Plant Partnership, (Guaranteed by General

                    Electric Co.), 5.370%, 5/17/1999                                       16,700,000
                    FINANCE - AUTOMOTIVE-0.5%

     14,000,000     General Motors Acceptance Corp., Mortgage of PA, (Guaranteed

                    by General Motors Acceptance Corp.), 5.120%, 2/1/1999                  14,000,000
                    FINANCE - EQUIPMENT-1.0%

     31,000,000     Pitney Bowes Credit Corp., 5.046%, 2/10/1999                           30,961,056
                    TOTAL LOAN PARTICIPATION                                               61,661,056
                    VARIABLE RATE OBLIGATIONS-20.3% 3

                    BANKING-13.6%

      2,000,000     Albuquerque, NM, Series 1997, El Canto, Inc., (Norwest Bank

                    Minnesota, N.A. LOC), 5.220%, 2/4/1999                                  2,000,000
     10,000,000     Bankers Trust Co., New York, 4.880%, 6/4/1999                           9,997,698
     20,000,000     Barclays Bank PLC, London, 5.120%, 2/17/1999                           20,000,000
      1,925,000     Beech Grove, IN, Series 1997, Poster Display Co, (Bank One,

                    Indiana, N.A. LOC), 4.910%, 2/4/1999                                    1,925,000
      2,095,000     C. W. Caldwell, Inc, Sweetbriar Assisted Living Facility,
                    Project, (Huntington National Bank, Columbus, OH LOC),

                    4.910%, 2/4/1999                                                        2,095,000

PRINCIPAL

AMOUNT                                                                                         VALUE

                    VARIABLE RATE OBLIGATIONS-continued 3

                    BANKING-CONTINUED

  $   7,100,000     Capital One Funding Corp., Series 1993-A, (Bank One, Ohio,
                    N.A. LOC), 4.910%, 2/4/1999                                      $      7,100,000
     21,700,000     Capital One Funding Corp., Series 1999-A, (Bank One,
                    Kentucky LOC), 4.910%, 2/4/1999                                        21,700,000
      2,895,000     Casna Limited Partnership, Series 1997, (Huntington National
                    Bank, Columbus, OH LOC), 4.910%, 2/4/1999                               2,895,000
      8,580,000     Cedarville College, Series 1998, (KeyBank, N.A. LOC),
                    4.910%, 2/4/1999                                                        8,580,000

      4,535,000     Chartiers Valley Industrial & Commercial Development
                    Authority, Woodhaven Convalescent Center, Series 1997-B,

                    (Bank One, Ohio, N.A. LOC), 4.910%, 2/4/1999                            4,535,000
      1,470,000     Children's Defense Fund, (First National Bank of Maryland,
                    Baltimore LOC), 5.100%, 2/2/1999                                        1,470,000
      6,000,000     Colonie, NY IDA, Mechanical Technology, Inc. Project, Series
                    1998 A, (KeyBank, N.A. LOC), 5.050%, 2/4/1999                           6,000,000
     10,600,000     Cuyahoga County, OH, Gateway Arena Project, Series 1992-B,
                    (Canadian Imperial Bank of Commerce LOC), 4.910%, 2/4/1999             10,600,000
      3,350,000     Cuyahoga County, OH, Series 1998, Watt Printers Project,
                    (Bank One, Ohio, N.A. LOC), 4.910%, 2/4/1999                            3,350,000
      8,650,000     Elsinore Properties, L.P., Series 1998, (Fifth Third Bank,
                    Cincinnati LOC), 4.975%, 2/4/1999                                       8,650,000
     25,000,000     First Union National Bank, Charlotte, NC, 4.860%, 2/1/1999             25,000,000
      1,100,000     Flowform, Inc., (Huntington National Bank, Columbus, OH

                    LOC), 4.910%, 2/4/1999                                                  1,100,000
      6,780,000     Franklin County, OH, Edison Welding, Series 1995,
                    (Huntington National Bank, Columbus, OH LOC), 4.910%, 2/4/1999          6,780,000
     12,135,000     Georgetown, KY Educational Institution, Series 1997-A, (Bank
                    One, Kentucky LOC), 4.910%, 2/4/1999                                   12,135,000
      1,410,000     Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington
                    National Bank, Columbus, OH LOC), 4.910%, 2/4/1999                      1,410,000
      1,600,000     Gettysburg Area Industrial Development Authority, Hanover
                    Lantern, Inc. Project, Series 1998-B, (First National Bank

                    of Maryland, Baltimore LOC), 5.000%, 2/3/1999                           1,600,000
     11,400,000     Healthcare Network Properties, LLC, Series A, (National City
                    Bank, Michigan/Illinois LOC), 4.890%, 2/4/1999                         11,400,000
     11,550,000     Heritage at the Falls Assisted Living, Ltd., Series 1997,
                    (BankBoston, N.A. LOC), 5.020%, 2/4/1999                               11,550,000
      9,400,000     IT Spring Wire, LLC, Series 1997, (Fifth Third Bank,
                    Cincinnati LOC), 4.920%, 2/4/1999                                       9,400,000
      4,361,000     International Processing Corp., (Bank One, Kentucky LOC),
                    4.960%, 2/4/1999                                                        4,361,000
      2,000,000     Kit Carson County, CO, Midwest Farms Project, (Norwest Bank
                    Minnesota, N.A. LOC), 5.350%, 2/3/1999                                  2,000,000
PRINCIPAL

AMOUNT                                                                                         VALUE

                    VARIABLE RATE OBLIGATIONS-continued 3

                    BANKING-CONTINUED

 $    6,000,000     Laverne City, IDA, Mobile Tool Intl, Inc. Project, Series
                    1998-B, (Fleet Bank N.A. LOC), 5.130%, 2/4/1999                  $      6,000,000
     63,807,540   2 Liquid Asset Backed Securities Trust, Series 1997-1,
                    (Westdeutsche Landesbank Girozentrale Swap Agreement),

                    5.000%, 2/16/1999                                                      63,807,540
     30,065,000     M/S Land, LLC, (Bank One, Illinois, N.A. LOC), 4.960%,
                    2/4/1999                                                               30,065,000
      5,900,000     MMR Funding I, Series A, (Bayerische Hypotheken-und
                    Vereinsbank AG LOC), 4.910%, 2/4/1999                                   5,900,000
      4,890,000     Medilodge Group, Meadowbrook Project, (KeyBank, N.A. LOC),
                    4.960%, 2/4/1999                                                        4,890,000
      5,000,000     Medina County, OH, Three D Metals, Inc. Project, Series
                    1998, (Bank One, Ohio, N.A. LOC), 4.910%, 2/4/1999                      5,000,000
     10,000,000     Mississippi Business Finance Corp., Kohler Project,
                    (Wachovia Bank of NC, N.A., Winston-Salem LOC), 5.050%,

                    2/4/1999                                                               10,000,000
      3,100,000     New Berlin, WI, Sunraider LLC, Series 1997B, (Bank One,
                    Wisconsin, N.A. LOC), 4.910%, 2/4/1999                                  3,100,000
      4,400,000     New Jersey EDA, Morey Organization, Inc. Project, Series
                    1997, (First Union National Bank, Charlotte, NC LOC),

                    5.000%, 2/3/1999                                                        4,400,000

      2,565,000     New Jersey EDA, Pheonix Realty Partners, (First Union

                    National Bank, Charlotte, NC LOC), 5.000%, 2/3/1999                     2,565,000
      3,365,000     Oakwoods Master Ltd. Partnership, Series 1997, (Amsouth Bank
                    N.A., Birmingham LOC), 4.970%, 2/4/1999                                 3,365,000
      4,600,000     Primex Funding Corp., Series 1997-A, (Bank One, Indiana,
                    N.A. LOC), 4.910%, 2/4/1999                                             4,600,000
      4,076,373     Rabobank Optional Redemption Trust, Series 1997-101, 5.005%,
                    4/20/1999                                                               4,076,373
     10,000,000     Royal Wine Corp. and KFP International Ltd., Series 1998,
                    (KeyBank, N.A. LOC), 4.910%, 2/4/1999                                  10,000,000
     22,000,000     Societe Generale, Paris, 4.883%, 8/11/1999                             21,992,417
      3,975,000     Solon Properties, LLC, (Huntington National Bank, Columbus,

                    OH LOC), 4.910%, 2/4/1999                                               3,975,000
      2,215,000     Spitzer Group, Series 1998-C, (Bank One, Ohio, N.A. LOC),
                    4.910%, 2/4/1999                                                        2,215,000
      1,155,000     TDB Realty, Ltd., (Huntington National Bank, Columbus, OH
                    LOC), 4.910%, 2/4/1999                                                  1,155,000
      2,485,000     Tallahassee-Leon County Civic Center Authority, Series 1998-
                    C, (SunTrust Bank, Central Florida LOC), 4.950%, 2/3/1999               2,485,000
      3,360,000     Team Rahal of Pittsburgh, Inc., Series 1997, (Huntington
                    National Bank, Columbus, OH LOC), 4.910%, 2/4/1999                      3,360,000
      2,255,000     Trap Rock Industries, Inc., Series 1997, (First Union
                    National Bank, Charlotte, NC LOC), 5.000%, 2/3/1999                     2,255,000
      5,565,000     VLF, LLC, The Village of Lovejoy, Fountain Project,
                    (KeyBank, N.A. LOC), 5.040%, 2/4/1999                                   5,565,000
PRINCIPAL

AMOUNT                                                                                         VALUE

                    VARIABLE RATE OBLIGATIONS-continued 3

                    BANKING-CONTINUED

 $    2,990,000     Van Wyk Enterprises, Inc., (Huntington National Bank,
                    Columbus, OH LOC), 4.930%, 2/4/1999                              $      2,990,000
                    TOTAL                                                                 401,395,028
                    FINANCE - RETAIL-0.3%

      8,800,000   2 Bishop's Gate Residential Mortgage Trust 1998-2, Class A-1,
                    5.747%, 2/10/1999                                                       8,800,000

                    INSURANCE-6.4%

     10,000,000     Allstate Life Insurance Co., 5.136%, 4/1/1999                          10,000,000
     22,000,000     Jackson National Life Insurance Co., 5.040%, 2/22/1999                 22,000,000
     15,400,000     Jackson National Life Insurance Co., 5.186%, 4/1/1999                  15,400,000
     25,972,307     Liquid Asset Backed Securities Trust, Series 1997-3, Senior
                    Notes, (Guaranteed by AMBAC), 5.254%, 3/28/1999                        25,972,307
     15,000,000     Peoples Security Life Insurance Company, 5.170%, 2/1/1999              15,000,000
     20,000,000     Principal Life Insurance Company, 5.410%, 3/1/1999                     20,000,000
     10,000,000     Security Life of Denver Insurance Co., 5.028%, 4/30/1999               10,000,000
     25,000,000     Security Life of Denver Insurance Co., 5.311%, 2/1/1999                25,000,000
     25,000,000     Transamerica Life Insurance and Annuity Co., 5.136%, 4/1/1999          25,000,000
     10,000,000     Transamerica Occidental Life Insurance Co., 5.525%, 3/6/1999           10,000,000
     10,000,000     Travelers Insurance Company, 5.116%, 4/1/1999                          10,000,000
                    TOTAL                                                                 188,372,307
                    TOTAL VARIABLE RATE OBLIGATIONS                                       598,567,335


PRINCIPAL

AMOUNT                                                                                         VALUE

                    TIME DEPOSIT-1.7%

                    BANKING-1.7%

 $   50,000,000     Royal Bank of Canada, Montreal, 4.813%, 2/1/1999                 $     50,000,000
                    REPURCHASE AGREEMENTS-11.2% 4
     50,000,000     Bankers Trust Co., New York, 4.820%, dated 1/29/1999, due

                    2/1/1999                                                               50,000,000
     75,000,000     HSBC Securities, Inc., 4.820%, dated 1/29/1999, due 2/1/1999           75,000,000
    100,000,000     Nationsbanc Montgomery Securities, Inc., 4.820%, dated

                    1/29/1999, due 2/1/1999                                               100,000,000
     50,000,000     Paribas Corp., 4.820%, dated 1/29/1999, due 2/1/1999                   50,000,000
     24,600,000     Societe Generale Securities Corp., 4.730%, dated 1/29/1999,
                    due 2/1/1999                                                           24,600,000
     30,000,000     Toronto Dominion Securities (USA) Inc., 4.730%, dated
                    1/29/1999, due 2/1/1999                                                30,000,000
                    TOTAL REPURCHASE AGREEMENTS                                           329,600,000
                    TOTAL INVESTMENTS (AT AMORTIZED COST) 5                           $ 2,946,959,534


1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At January 31, 1999, these securities amounted to $97,630,718 which represents 3.3% of net assets.

3 Current rate and next reset date shown.

4 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($2,950,309,702) at January 31, 1999.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation
EDA -Economic Development Authority
FGIC -Financial Guaranty Insurance Company
FSA -Financial Security Assurance
IDA -Industrial Development Authority
LOC -Letter of Credit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JANUARY 31, 1999



ASSETS:
Investments in repurchase agreements                             $   329,600,000
Investments in securities                                          2,617,359,534
Total investments in securities, at amortized cost and value                         $ 2,946,959,534
Income receivable                                                                         10,646,667
Receivable for shares sold                                                                    16,459
TOTAL ASSETS                                                                           2,957,622,660
LIABILITIES:

Payable for shares redeemed                                               20,424
Income distribution payable                                            6,902,729
Payable to Bank                                                          119,011
Accrued expenses                                                         270,794
TOTAL LIABILITIES                                                                          7,312,958
Net assets for 2,950,309,702 shares outstanding                                      $ 2,950,309,702
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
SHARE:
INSTITUTIONAL SHARES:
$1,825,266,173 / 1,825,266,173 shares outstanding                                              $1.00
INSTITUTIONAL SERVICE SHARES:
$894,850,895 / 894,850,895 shares outstanding                                                  $1.00
INSTITUTIONAL CAPITAL SHARES:
$230,192,634 / 230,192,634 shares outstanding                                                  $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED JANUARY 31, 1999



INVESTMENT INCOME:
Interest                                                                                            $ 128,409,170
EXPENSES:

Investment advisory fee                                                          $  4,676,382
Administrative personnel and services fee                                           1,762,996
Custodian fees                                                                        151,496
Transfer and dividend disbursing agent fees and expenses                              114,299
Directors'/Trustees' fees                                                              15,781
Auditing fees                                                                          14,192
Legal fees                                                                             11,165
Portfolio accounting fees                                                             232,807
Shareholder services fee-Institutional Shares                                       3,449,515
Shareholder services fee-Institutional Service Shares                               1,803,553
Shareholder services fee-Institutional Capital Shares                                 592,410
Share registration costs                                                               36,193
Printing and postage                                                                   21,921
Insurance premiums                                                                    166,534
Miscellaneous                                                                           9,204
TOTAL EXPENSES                                                                     13,058,448
WAIVERS:
Waiver of investment advisory fee                             $  (2,853,923)
Waiver of shareholder services fee-Institutional Shares          (3,449,515)
Waiver of shareholder services fee-Institutional Capital
Shares                                                            (355,446)
TOTAL WAIVERS                                                                      (6,658,884)
Net expenses                                                                                            6,399,564
Net investment income                                                                               $ 122,009,606


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



YEAR ENDED JANUARY 31                                                         1999                    1998
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income                                            $     122,009,606       $      94,064,903
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Institutional Shares                                                   (73,059,518)            (64,610,393)
Institutional Service Shares                                           (36,684,622)            (25,937,194)
Institutional Capital Shares                                           (12,265,466)             (3,517,316)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS

TO SHAREHOLDERS                                                       (122,009,606)            (94,064,903)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                        33,162,916,740          25,518,721,091
Net asset value of shares issued to shareholders in payment

of distributions declared                                               55,512,391              45,738,378
Cost of shares redeemed  (32,428,562,553)  (25,438,600,121)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                 789,866,578             125,859,348
Change in net assets                                                   789,866,578             125,859,348
NET ASSETS:

Beginning of period                                                  2,160,443,124           2,034,583,776
End of period                                                    $   2,950,309,702       $   2,160,443,124


See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JANUARY 31, 1999

ORGANIZATION

Money Market Obligations Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Prime Cash Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide a high level of current income consistent with stability of principal and liquidity.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal taxes is necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at January 31, 1999 is as follows:



SECURITY                                                       ACQUISITION DATE   ACQUISITION COST
Beta Finance, Inc., 5.250%, 1/18/2000                          1/15/1999               $25,024,301

Bishop's Gate Residential Mortgage Trust 1998-2, Class A-1,

5.747%, 2/10/1999                                              12/11/1998                8,800,000
Liquid Assets Backed Securities Trust, Series 1997-1,
5.000%, 2/16/1999                                              2/19/1997                63,807,540


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.001 par value) for each class of shares. At January 31, 1999, capital paid-in aggregated $2,950,309,702. Transactions in shares were as follows:



YEAR ENDED JANUARY 31                                                   1999                 1998
INSTITUTIONAL SHARES:

Shares sold                                                   23,532,773,371       18,791,341,606
Shares issued to shareholders in payment of distributions
declared                                                          44,134,116           42,611,959
Shares redeemed                                              (22,852,260,827)     (19,306,246,896)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS       724,646,660         (472,293,331)


YEAR ENDED JANUARY 31                                                   1999                 1998
INSTITUTIONAL SERVICE SHARES:

Shares sold                                                    7,290,975,466        5,032,974,804
Shares issued to shareholders in payment of distributions
declared                                                           5,275,668              580,621
Shares redeemed                                               (7,070,064,987)      (4,777,652,535)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE

TRANSACTIONS                                                     226,186,147          255,902,890


YEAR ENDED JANUARY 31                                                   1999                 1998
INSTITUTIONAL CAPITAL SHARES:

Shares sold                                                    2,339,167,903        1,694,404,681
Shares issued to shareholders in payment of distributions
declared                                                           6,102,607            2,545,798
Shares redeemed                                               (2,506,236,739)      (1,354,700,690)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE

TRANSACTIONS                                                    (160,966,229)         342,249,789
NET CHANGE RESULTING FROM SHARE TRANSACTIONS                     789,866,578          125,859,348


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. Effective March 31, 1999, the Adviser will merge into Federated Investment Management Company (formerly Federated Advisers). The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Ernst & Young LLP, Independent Auditors

TO THE SHAREHOLDERS AND TRUSTEES OF

PRIME CASH OBLIGATIONS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prime Cash Obligations Fund, a portfolio of Money Market Obligations Trust II, as of January 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Cash Obligations Fund at January 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts

March 15, 1999

Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL SERVICE SHARES

MARCH 31, 1999

A Statement of Additional Information (SAI) dated March 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's semi-annual report to shareholders as it becomes available. To obtain the SAI, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

 [Graphic]

 Prime Cash Obligations Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

 Investment Company Act File No. 811-7364

Cusip 608912804

G01881-04-SS (3/99)

PROSPECTUS

Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL CAPITAL SHARES

A money market mutual fund seeking to achieve current income consistent with stability of principal and liquidity.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

March 31, 1999

CONTENTS

Risk/Return Summary 1
What are the Fund's Fees and Expenses? 2
What are the Fund's Investment Strategies? 3
What are the Principal Securities
in Which the Fund Invests? 3

What are the Specific Risks of Investing in the Fund? 4 What Do Shares Cost? 5 How is the Fund Sold? 5

How to Purchase Shares 5
How to Redeem Shares 7
Account and Share Information 8
Who Manages the Fund? 9
Financial Information 10

Report of Ernst & Young LLP, Independent Auditors 26

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

This investment objective may be changed by the Fund's Trustees without shareholder approval.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high quality fixed income securities maturing in 13 months or less. The average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Capital Shares as of the calendar year-end for each of the last four years. The 'y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 2% up to 10%. The 'x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Capital Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1995 through 1998. The percentages noted are: 5.93%, 5.26%, 5.45% and 5.43%, respectively.

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Capital Shares total returns on a yearly basis.

The Fund's Institutional Capital Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon the net asset value.

Within the period shown in the Chart, the Fund's Institutional Capital Shares highest quarterly return was 1.49% (quarter ended June 30, 1995). Its lowest quarterly return was 1.27% (quarter ended March 31, 1997).

AVERAGE ANNUAL TOTAL RETURN

The following table represents the Fund's Institutional Capital Shares average annual total returns through December 31, 1998.

CALENDAR PERIOD FUND
1 Year 5.43%

Start of Performance 1 5.49%

1 The Fund's Institutional Capital Shares start of performance date was October 6, 1994.

Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

The Fund's Institutional Capital Shares 7-Day Net Yield as of 12/31/98 was
4.98%.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

PRIME CASH OBLIGATIONS FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Capital Shares.


SHAREHOLDER FEES

Fees Paid Directly From Your Investment Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price) None Maximum Deferred Sales Charge
(Load) (as a percentage of original purchase price or redemption proceeds, as applicable) None Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price) None Redemption
Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1 Expenses That are Deducted
From Fund Assets (as a percentage of average net assets) Management Fee 2 0.20%
Distribution (12b-1) Fee None Shareholder Services Fee 3 0.25% Other Expenses
0.12% Total Annual Fund Operating Expenses 0.57%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are described below along with the net expenses the Fund's Institutional Shares actually paid for the fiscal year ended January 31, 1999. Waiver of Fund Expenses 0.27% Total Actual Annual
Fund Operating Expenses (after waivers) 0.30%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund's Institutional Capital Shares (after the voluntary waiver) was 0.08% for the year ended January 31, 1999.

3 The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Capital Shares (after the voluntary reduction) was 0.10% for the year ended January 31, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Capital Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Capital Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Capital Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year $ 58
3 Years $ 183
5 Years $ 318
10 Years $ 714

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high quality fixed income securities maturing in 13 months or less. The average maturity of the Fund's portfolio will be 90 days or less.

In order to select individual investments, the Fund's investment adviser (Adviser) performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser assesses likely movements in interest rates based upon general economic and market conditions. Considering this assessment, the Adviser targets an average portfolio maturity range. The Adviser generally shortens the portfolio's average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. In adjusting the portfolio's average maturity, the Adviser selects among investments with different maturities comparing their relative returns.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must also repay the principal amount of the security, normally within a specified time. The following describes the types of fixed income securities in which the Fund invests:

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of nine months or less. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of debt obligations. Most asset backed securities involve consumer or commercial debts with maturities of less than 10 years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based soley upon its credit enhancement.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction.

INVESTMENT RATINGS

The Fund invests in high-quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations or are of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a corporate money market fund are described below.

BOND MARKET RISKS

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses or with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $1,000,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within one year of opening the account. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Capital Shares. Each share class has different expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire

ABA Number 011000028
Attention: EDGEWIRE

Wire Order Number, Dealer Number, or Group Number Nominee/Institution Name Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company 1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY INVEST-BY-PHONE

Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearing House member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 3:00 p.m. (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 3:00 p.m. (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

Federated Shareholder Services Company P.O. Box 8600
Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company 1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund Share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights-Institutional Capital Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 26.


YEAR ENDED JANUARY 31 1999 1998 1997 1996 1 1995 2

NET ASSET VALUE, BEGINNING OF PERIOD $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 INCOME
FROM INVESTMENT OPERATIONS:

Net investment income 0.05 0.05 0.05 0.06 0.02

LESS DISTRIBUTIONS:

Distributions from net

investment income (0.05) (0.05) (0.05) (0.06) (0.02)
NET ASSET VALUE, END OF PERIOD $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00

TOTAL RETURN 3 5.37% 5.48% 5.23% 5.94% 1.66%

RATIOS TO AVERAGE NET ASSETS:
Expenses 0.30% 0.30% 0.32% 0.32% 0.27% 5

Net investment income 5.18% 5.46% 5.00% 5.75% 4.15% 5 Expense waiver/reimbursement 4 0.27% 0.26% 0.18% 0.08% 0.12% 5 SUPPLEMENTAL DATA: Net assets, end of period (000 omitted) $230,193 $391,159 $48,910 $11,811 $8,318

1 Federated Management became the Fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the Fund's investment adviser.

2 Reflects operations for the period from October 6, 1994 (date of initial public investment) to January 31, 1995.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

JANUARY 31, 1999

PRINCIPAL

AMOUNT VALUE

        SHORT-TERM NOTES-6.7%

        BANKING-1.7%

$ 25,000,000 Abbey National Treasury Services, PLC, 4.990%, 1/10/2000 $
24,993,202 19,000,000 SALTS III Cayman Island Corp., (Guaranteed by Bankers
Trust International, PLC), 5.589%, 3/12/1999 19,000,000 5,000,000 SALTS III
Cayman Island Corp., (Guaranteed by Bankers Trust

        International, PLC), 5.270%, 4/23/1999 5,000,000

        TOTAL 48,993,202

        BROKERAGE-2.5%

            75,000,000 Goldman Sachs Group, LP, 5.020%, 3/1/1999 75,000,000
            FINANCE - AUTOMOTIVE-0.9%

        1,309,820 Chase Manhattan Auto Owner Trust 1998-C, Class A-1, 5.588%,

        7/9/1999 1,309,757

        774,811 Compass Auto Receivables Trust 1998-A, Class A-1, 5.659%,

        7/15/1999 774,811

            11,500,000 Honda Auto Receivables 1999-1 Owner Trust, Class A-1,

            4.974%, 2/15/2000 11,500,000

            11,521,783 Premier Auto Trust 1998-5, Class A-1, 5.140%, 7/8/1999
            11,519,585 TOTAL 25,104,153

            FINANCE - COMMERCIAL-0.8%

            25,000,000 2 Beta Finance, Inc., 5.250%, 1/18/2000 25,023,178
            FINANCE - EQUIPMENT-0.5%

            14,226,091 Newcourt Equipment Trust Securities 1998-2, Class A-1,

            5.195%, 1/15/2000 14,226,091

            INSURANCE-0.3%

        8,284,212 Americredit Automobile Receivables Trust 1998-D, Class A-1,

        (Guaranteed by FSA), 5.199%, 11/12/1999 8,284,212

        TOTAL SHORT-TERM NOTES 196,630,836

        CERTIFICATES OF DEPOSIT-7.7%

        BANKING-7.7%

            10,500,000 Bankers Trust Co., New York, 5.690% - 5.710%, 2/26/1999 -

            4/30/1999 10,500,685

            75,000,000 Barclays Bank of Canada, (Guaranteed by Barclays Bank

            PLC,

            London),

            5.016% - 5.020%, 1/10/2000 - 1/13/2000 74,975,017

54,000,000 KeyBank, N.A., 5.080%, 4/9/1999 54,000,000 10,000,000 Royal Bank of
Canada, Montreal, 5.020%, 1/24/2000 9,996,234 58,000,000 Societe Generale,
Paris, 5.720% - 5.835%, 3/2/1999 - 4/27/1999 57,996,018 20,000,000
Toronto-Dominion Bank, 4.930%, 7/14/1999 20,056,494 TOTAL CERTIFICATES OF
DEPOSIT 227,524,448           PRINCIPAL AMOUNT VALUE

        COMMERCIAL PAPER-50.2% 1

        BANKING-15.5%

            $ 50,000,000 Abbey National N.A. Corp., (Guaranteed by Abbey
            National

            Bank PLC, London), 5.003%, 5/4/1999 $ 49,376,445

            45,000,000 Canadian Imperial Holdings, Inc., (Guaranteed by Canadian

            Imperial Bank of Commerce), 4.962% - 5.079%, 2/22/1999 -

            4/1/1999 44,668,772

            70,000,000 Cregem North America, Inc., (Guaranteed by Credit
            Communal

            de Belgique, Brussles), 4.943% - 5.635%, 2/3/1999 -

            2/23/1999 69,898,722

            42,841,000 Fountain Square Commercial Funding Corp., (Fifth Third
            Bank,

            Cincinnati Support Agreement), 5.021% - 5.626%, 2/1/1999 -

            4/27/1999 42,758,539

            12,000,000 Societe Generale North America, Inc., (Guaranteed by
            Societe

            Generale, Paris), 5.122%, 4/5/1999 11,895,210

25,000,000 SunTrust Banks, Inc., 5.276%, 3/5/1999 24,884,000 85,000,000 UBS
Finance (Delaware), Inc., (UBS AG LOC), 4.953% - 5.035%, 3/29/1999 - 4/16/1999
84,227,194 29,000,000 Westpac Banking Corp. Ltd., Sydney, 5.129%, 4/1/1999
28,762,361 90,000,000 Westpac Capital Corp., (Guaranteed by Westpac Banking
Corp. Ltd., Sydney), 5.029% - 5.032%, 4/12/1999 - 5/14/1999 88,965,683
10,000,000 Wood Street Funding Corp., (PNC Bank, N.A. Support

        Agreement), 4.889%, 2/19/1999 9,975,650

        TOTAL 455,412,576

        BROKERAGE-0.8%

            25,000,000 Credit Suisse First Boston, Inc., 4.892%, 4/19/1999
            24,741,729 FINANCE - AUTOMOTIVE-0.3%

            10,000,000 Chrysler Financial Co. L.L.C., 4.940%, 4/12/1999
            9,905,111 FINANCE - COMMERCIAL-16.6%

103,000,000 Beta Finance, Inc., 5.106% - 5.444%, 3/8/1999 - 5/28/1999
101,862,687 25,000,000 Corporate Asset Funding Co., Inc. (CAFCO), (Guaranteed by
FGIC), 4.888%, 4/12/1999 24,765,208 90,000,000 General Electric Capital Corp.,
5.037% - 5.650%, 2/4/1999 - 3/17/1999 89,738,197 101,100,000 PREFCO-Preferred
Receivables Funding Co., (Guaranteed by AMBAC), 5.164% - 5.405%, 2/9/1999 -
3/8/1999 100,688,588 25,000,000 Receivables Capital Corp., 5.340% - 5.468%,
2/4/1999 - 2/12/1999 24,971,254 149,000,000 Sheffield Receivables Corp., 4.891%
- 5.499%, 2/5/1999 -

        3/12/1999 148,586,203

        TOTAL 490,612,137


PRINCIPAL

AMOUNT VALUE

        COMMERCIAL PAPER-continued 1

        FINANCE - RETAIL-12.7%

            $ 95,000,000 American Express Credit Corp., 4.888% - 5.023%,
            4/12/1999 -

            4/13/1999 $ 94,095,007

12,000,000 Associates Corp. of North America, 5.401%, 3/9/1999 11,936,880
82,500,000 Associates First Capital B.V., (Guaranteed by Associates First
Capital Corp.), 4.888% - 4.920%, 4/8/1999 - 5/18/1999 81,601,033 63,000,000
Associates First Capital Corp., 5.073% - 5.094%, 5/27/1999 - 5/28/1999
61,997,211 50,000,000 Household Finance Corp., 4.852%, 2/1/1999 50,000,000
75,000,000 Norwest Financial, Inc., 4.888%, 4/13/1999 74,285,563

        TOTAL 373,915,694

        INSURANCE-3.5%

25,000,000 CXC, Inc., 4.906%, 4/9/1999 24,774,340 80,000,000 Marsh & McLennan
Cos., Inc., 5.112% - 5.128%, 5/4/1999 -

        5/5/1999 78,968,439

        TOTAL 103,742,779

        MACHINERY, EQUIPMENT, AUTO-0.8%

            25,000,000 Eaton Corp., 5.026% - 5.151%, 5/14/1999 24,645,833 TOTAL
            COMMERCIAL PAPER 1,482,975,859

            LOAN PARTICIPATION-2.1%

            ELECTRICAL EQUIPMENT-0.6%

            16,700,000 Mt. Vernon Phenol Plant Partnership, (Guaranteed by
            General

            Electric Co.), 5.370%, 5/17/1999 16,700,000

            FINANCE - AUTOMOTIVE-0.5%

            14,000,000 General Motors Acceptance Corp., Mortgage of PA,
            (Guaranteed

            by General Motors Acceptance Corp.), 5.120%, 2/1/1999 14,000,000

            FINANCE - EQUIPMENT-1.0%

            31,000,000 Pitney Bowes Credit Corp., 5.046%, 2/10/1999 30,961,056
            TOTAL LOAN PARTICIPATION 61,661,056

            VARIABLE RATE OBLIGATIONS-20.3% 3

            BANKING-13.6%

        2,000,000 Albuquerque, NM, Series 1997, El Canto, Inc., (Norwest Bank

        Minnesota, N.A. LOC), 5.220%, 2/4/1999 2,000,000

10,000,000 Bankers Trust Co., New York, 4.880%, 6/4/1999 9,997,698 20,000,000
Barclays Bank PLC, London, 5.120%, 2/17/1999 20,000,000

        1,925,000 Beech Grove, IN, Series 1997, Poster Display Co, (Bank One,

        Indiana, N.A. LOC), 4.910%, 2/4/1999 1,925,000

        2,095,000 C. W. Caldwell, Inc, Sweetbriar Assisted Living Facility,

        Project, (Huntington National Bank, Columbus, OH LOC),

        4.910%, 2/4/1999 2,095,000


PRINCIPAL

AMOUNT VALUE

        VARIABLE RATE OBLIGATIONS-continued 3

        BANKING-CONTINUED

            $ 7,100,000 Capital One Funding Corp., Series 1993-A, (Bank One,
            Ohio,

            N.A. LOC), 4.910%, 2/4/1999 $ 7,100,000

            21,700,000 Capital One Funding Corp., Series 1999-A, (Bank One,

            Kentucky LOC), 4.910%, 2/4/1999 21,700,000

        2,895,000 Casna Limited Partnership, Series 1997, (Huntington National

        Bank, Columbus, OH LOC), 4.910%, 2/4/1999 2,895,000

        8,580,000 Cedarville College, Series 1998, (KeyBank, N.A. LOC),

        4.910%, 2/4/1999 8,580,000

        4,535,000 Chartiers Valley Industrial & Commercial Development

        Authority, Woodhaven Convalescent Center, Series 1997-B,

        (Bank One, Ohio, N.A. LOC), 4.910%, 2/4/1999 4,535,000

        1,470,000 Children's Defense Fund, (First National Bank of Maryland,

        Baltimore LOC), 5.100%, 2/2/1999 1,470,000

        6,000,000 Colonie, NY IDA, Mechanical Technology, Inc. Project, Series

        1998 A, (KeyBank, N.A. LOC), 5.050%, 2/4/1999 6,000,000

            10,600,000 Cuyahoga County, OH, Gateway Arena Project, Series

            1992-B,

            (Canadian Imperial Bank of Commerce LOC), 4.910%, 2/4/1999
            10,600,000

        3,350,000 Cuyahoga County, OH, Series 1998, Watt Printers Project,

        (Bank One, Ohio, N.A. LOC), 4.910%, 2/4/1999 3,350,000

        8,650,000 Elsinore Properties, L.P., Series 1998, (Fifth Third Bank,

        Cincinnati LOC), 4.975%, 2/4/1999 8,650,000

25,000,000 First Union National Bank, Charlotte, NC, 4.860%, 2/1/1999 25,000,000
1,100,000 Flowform, Inc., (Huntington National Bank, Columbus, OH

LOC), 4.910%, 2/4/1999 1,100,000

6,780,000 Franklin County, OH, Edison Welding, Series 1995,

        (Huntington National Bank, Columbus, OH LOC), 4.910%,

        2/4/1999 6,780,000

            12,135,000 Georgetown, KY Educational Institution, Series 1997-A,
            (Bank

            One, Kentucky LOC), 4.910%, 2/4/1999 12,135,000

        1,410,000 Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington

        National Bank, Columbus, OH LOC), 4.910%, 2/4/1999 1,410,000

        1,600,000 Gettysburg Area Industrial Development Authority, Hanover

        Lantern, Inc. Project, Series 1998-B, (First National Bank

        of Maryland, Baltimore LOC), 5.000%, 2/3/1999 1,600,000

            11,400,000 Healthcare Network Properties, LLC, Series A, (National
            City

            Bank, Michigan/Illinois LOC), 4.890%, 2/4/1999 11,400,000

            11,550,000 Heritage at the Falls Assisted Living, Ltd., Series 1997,

            (BankBoston, N.A. LOC), 5.020%, 2/4/1999 11,550,000

        9,400,000 IT Spring Wire, LLC, Series 1997, (Fifth Third Bank,

        Cincinnati LOC), 4.920%, 2/4/1999 9,400,000

        4,361,000 International Processing Corp., (Bank One, Kentucky LOC),

        4.960%, 2/4/1999 4,361,000

        2,000,000 Kit Carson County, CO, Midwest Farms Project, (Norwest Bank

        Minnesota, N.A. LOC), 5.350%, 2/3/1999 2,000,000


PRINCIPAL

AMOUNT VALUE

        VARIABLE RATE OBLIGATIONS-continued 3

        BANKING-CONTINUED

            $ 6,000,000 Laverne City, IDA, Mobile Tool Intl., Inc. Project,
            Series

            1998-B, (Fleet Bank N.A. LOC), 5.130%, 2/4/1999 $ 6,000,000

            63,807,540 2 Liquid Asset Backed Securities Trust, Series 1997-1,

            (Westdeutsche Landesbank Girozentrale Swap Agreement),

            5.000%, 2/16/1999 63,807,540

            30,065,000 M/S Land, LLC, (Bank One, Illinois, N.A. LOC), 4.960%,

            2/4/1999 30,065,000

        5,900,000 MMR Funding I, Series A, (Bayerische Hypotheken-und

        Vereinsbank AG LOC), 4.910%, 2/4/1999 5,900,000

        4,890,000 Medilodge Group, Meadowbrook Project, (KeyBank, N.A. LOC),

        4.960%, 2/4/1999 4,890,000

        5,000,000 Medina County, OH, Three D Metals, Inc. Project, Series

        1998, (Bank One, Ohio, N.A. LOC), 4.910%, 2/4/1999 5,000,000

            10,000,000 Mississippi Business Finance Corp., Kohler Project,

            (Wachovia Bank of NC, N.A., Winston-Salem LOC), 5.050%,

            2/4/1999 10,000,000

        3,100,000 New Berlin, WI, Sunraider LLC, Series 1997B, (Bank One,

        Wisconsin, N.A. LOC), 4.910%, 2/4/1999 3,100,000

        4,400,000 New Jersey EDA, Morey Organization, Inc. Project, Series

        1997, (First Union National Bank, Charlotte, NC LOC),

        5.000%, 2/3/1999 4,400,000

        2,565,000 New Jersey EDA, Pheonix Realty Partners, (First Union

        National Bank, Charlotte, NC LOC), 5.000%, 2/3/1999 2,565,000

        3,365,000 Oakwoods Master Ltd. Partnership, Series 1997, (Amsouth Bank

        N.A., Birmingham LOC), 4.970%, 2/4/1999 3,365,000

        4,600,000 Primex Funding Corp., Series 1997-A, (Bank One, Indiana,

        N.A. LOC), 4.910%, 2/4/1999 4,600,000

        4,076,373 Rabobank Optional Redemption Trust, Series 1997-101, 5.005%,

        4/20/1999 4,076,373

            10,000,000 Royal Wine Corp. and KFP International Ltd., Series 1998,

            (KeyBank, N.A. LOC), 4.910%, 2/4/1999 10,000,000

22,000,000 Societe Generale, Paris, 4.883%, 8/11/1999 21,992,417 3,975,000 Solon
Properties, LLC, (Huntington National Bank, Columbus,

OH LOC), 4.910%, 2/4/1999 3,975,000

2,215,000 Spitzer Group, Series 1998-C, (Bank One, Ohio, N.A. LOC), 4.910%,
2/4/1999 2,215,000 1,155,000 TDB Realty, Ltd., (Huntington National Bank,
Columbus, OH LOC), 4.910%, 2/4/1999 1,155,000 2,485,000 Tallahassee-Leon County
Civic Center Authority, Series 1998- C, (SunTrust Bank, Central Florida LOC),
4.950%, 2/3/1999 2,485,000 3,360,000 Team Rahal of Pittsburgh, Inc., Series
1997, (Huntington National Bank, Columbus, OH LOC), 4.910%, 2/4/1999 3,360,000
2,255,000 Trap Rock Industries, Inc., Series 1997, (First Union National Bank,
Charlotte, NC LOC), 5.000%, 2/3/1999 2,255,000 5,565,000 VLF, LLC, The Village
of Lovejoy, Fountain Project, (KeyBank, N.A. LOC), 5.040%, 2/4/1999 5,565,000
          PRINCIPAL AMOUNT VALUE

        VARIABLE RATE OBLIGATIONS-continued 3

        BANKING-CONTINUED

            $ 2,990,000 Van Wyk Enterprises, Inc., (Huntington National Bank,

            Columbus, OH LOC), 4.930%, 2/4/1999 $ 2,990,000

            TOTAL 401,395,028

            FINANCE - RETAIL-0.3%

        8,800,000 2 Bishop's Gate Residential Mortgage Trust 1998-2, Class A-1,

        5.747%, 2/10/1999 8,800,000 INSURANCE-6.4%

10,000,000 Allstate Life Insurance Co., 5.136%, 4/1/1999 10,000,000 22,000,000
Jackson National Life Insurance Co., 5.040%, 2/22/1999 22,000,000 15,400,000
Jackson National Life Insurance Co., 5.186%, 4/1/1999 15,400,000 25,972,307
Liquid Asset Backed Securities Trust, Series 1997-3, Senior Notes, (Guaranteed by AMBAC), 5.254%, 3/28/1999 25,972,307 15,000,000 Peoples Security Life
Insurance Company, 5.170%, 2/1/1999 15,000,000 20,000,000 Principal Life
Insurance Company, 5.410%, 3/1/1999 20,000,000 10,000,000 Security Life of
Denver Insurance Co., 5.028%, 4/30/1999 10,000,000 25,000,000 Security Life of
Denver Insurance Co., 5.311%, 2/1/1999 25,000,000 25,000,000 Transamerica Life
Insurance and Annuity Co., 5.136%, 4/1/1999 25,000,000 10,000,000 Transamerica
Occidental Life Insurance Co., 5.525%, 3/6/1999 10,000,000 10,000,000 Travelers
Insurance Company, 5.116%, 4/1/1999 10,000,000

        TOTAL 188,372,307

        TOTAL VARIABLE RATE OBLIGATIONS 598,567,335


PRINCIPAL

AMOUNT VALUE

        TIME DEPOSIT-1.7%

        BANKING-1.7%

            $ 50,000,000 Royal Bank of Canada, Montreal, 4.813%, 2/1/1999 $
            50,000,000 REPURCHASE AGREEMENTS-11.2% 4

            50,000,000 Bankers Trust Co., New York, 4.820%, dated 1/29/1999, due

            2/1/1999 50,000,000

75,000,000 HSBC Securities, Inc., 4.820%, dated 1/29/1999, due 2/1/1999
75,000,000 100,000,000 Nationsbanc Montgomery Securities, Inc., 4.820%, dated

1/29/1999, due 2/1/1999 100,000,000

50,000,000 Paribas Corp., 4.820%, dated 1/29/1999, due 2/1/1999 50,000,000
24,600,000 Societe Generale Securities Corp., 4.730%, dated 1/29/1999, due
2/1/1999 24,600,000 30,000,000 Toronto Dominion Securities (USA) Inc., 4.730%,
dated

        1/29/1999, due 2/1/1999 30,000,000

        TOTAL REPURCHASE AGREEMENTS 329,600,000

        TOTAL INVESTMENTS (AT AMORTIZED COST) 5 $ 2,946,959,534


1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At January 31, 1999, these securities amounted to $97,630,718 which represents 3.3% of net assets.

3 Current rate and next reset date shown.

4 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($2,950,309,702) at January 31, 1999.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation EDA -Economic Development Authority
FGIC -Financial Guaranty Insurance Company
FSA -Financial Security Assurance
IDA -Industrial Development Authority
LOC -Letter of Credit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JANUARY 31, 1999


ASSETS:

Investments in repurchase agreements $ 329,600,000
Investments in securities 2,617,359,534

Total investments in securities, at amortized cost and value $ 2,946,959,534
Income receivable 10,646,667 Receivable for shares sold 16,459 TOTAL ASSETS
2,957,622,660 LIABILITIES: Payable for shares redeemed 20,424 Income distribution payable 6,902,729 Payable to Bank 119,011 Accrued expenses 270,794
TOTAL LIABILITIES 7,312,958 Net assets for 2,950,309,702 shares outstanding $
2,950,309,702 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
INSTITUTIONAL SHARES: $1,825,266,173 / 1,825,266,173 shares outstanding $1.00
INSTITUTIONAL SERVICE SHARES: $894,850,895 / 894,850,895 shares outstanding
$1.00 INSTITUTIONAL CAPITAL SHARES: $230,192,634 / 230,192,634 shares outstanding $1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations
YEAR ENDED JANUARY 31, 1999

INVESTMENT INCOME:

Interest $ 128,409,170 EXPENSES:

Investment advisory fee $ 4,676,382 Administrative personnel and services fee
1,762,996 Custodian fees 151,496 Transfer and dividend disbursing agent fees and expenses 114,299 Directors'/Trustees' fees 15,781 Auditing fees 14,192 Legal fees 11,165 Portfolio accounting fees 232,807 Shareholder services fee-Institutional Shares 3,449,515 Shareholder services fee-Institutional
Service Shares 1,803,553 Shareholder services fee-Institutional Capital Shares
592,410 Share registration costs 36,193 Printing and postage 21,921 Insurance premiums 166,534 Miscellaneous 9,204 TOTAL EXPENSES 13,058,448 WAIVERS: Waiver of investment advisory fee $ (2,853,923) Waiver of shareholder services fee-Institutional Shares (3,449,515) Waiver of shareholder services fee-Institutional Capital Shares (355,446) TOTAL WAIVERS (6,658,884) Net expenses 6,399,564 Net investment income $ 122,009,606

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


YEAR ENDED JANUARY 31 1999 1998
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income $ 122,009,606 $ 94,064,903 DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income Institutional Shares (73,059,518)
(64,610,393) Institutional Service Shares (36,684,622) (25,937,194)
Institutional Capital Shares (12,265,466) (3,517,316) CHANGE IN NET ASSETS
RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS (122,009,606) (94,064,903) SHARE
TRANSACTIONS: Proceeds from sale of shares 33,162,916,740 25,518,721,091 Net asset value of shares issued to shareholders in payment of distributions declared 55,512,391 45,738,378 Cost of shares redeemed (32,428,562,553)
(25,438,600,121) CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS
789,866,578 125,859,348 Change in net assets 789,866,578 125,859,348 NET ASSETS:
Beginning of period 2,160,443,124 2,034,583,776 End of period $ 2,950,309,702 $
2,160,443,124

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JANUARY 31, 1999

ORGANIZATION

Money Market Obligations Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Prime Cash Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide a high level of current income consistent with stability of principal and liquidity.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal taxes is necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at January 31, 1999, is as follows:


SECURITY ACQUISITION DATE ACQUISITION COST

Beta Finance, Inc., 5.250%, 1/18/2000 1/15/1999 $25,024,301
Bishop's Gate Residential Mortgage Trust 1998-2, Class A-1,

5.747%, 2/10/1999 12/11/1998 8,800,000 Liquid Assets Backed Securities Trust,
Series 1997-1, 5.000%, 2/16/1999 2/19/1997 63,807,540


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.001 par value) for each class of shares. At January 31, 1999, capital paid-in aggregated $2,950,309,702. Transactions in shares were as follows:


YEAR ENDED JANUARY 31 1999 1998

INSTITUTIONAL SHARES:
Shares sold 23,532,773,371 18,791,341,606
Shares issued to shareholders in payment of distributions declared 44,134,116 42,611,959
Shares redeemed (22,852,260,827) (19,306,246,896)

NET CHANGE RESULTING FROM

INSTITUTIONAL SHARE TRANSACTIONS 724,646,660 (472,293,331)


YEAR ENDED JANUARY 31 1999 1998
INSTITUTIONAL SERVICE SHARES:
Shares sold 7,290,975,466 5,032,974,804
Shares issued to shareholders in payment

of distributions declared 5,275,668 580,621
Shares redeemed (7,070,064,987) (4,777,652,535)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE
SHARE TRANSACTIONS 226,186,147 255,902,890


YEAR ENDED JANUARY 31 1999 1998
INSTITUTIONAL CAPITAL SHARES:
Shares sold 2,339,167,903 1,694,404,681
Shares issued to shareholders in payment

of distributions declared 6,102,607 2,545,798
Shares redeemed (2,506,236,739) (1,354,700,690)

NET CHANGE RESULTING FROM

INSTITUTIONAL CAPITAL SHARE TRANSACTIONS (160,966,229) 342,249,789
NET CHANGE RESULTING FROM SHARE TRANSACTIONS 789,866,578 125,859,348


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. Effective March 31, 1999, the Adviser will merge into Federated Investment Management Company (formerly Federated Advisers). The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Ernst & Young LLP, Independent Auditors

TO THE SHAREHOLDERS AND TRUSTEES OF PRIME CASH OBLIGATIONS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prime Cash Obligations Fund, a portfolio of Money Market Obligations Trust II, as of January 31, 1999, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Cash Obligations Fund at January 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts March 15, 1999

PROSPECTUS

[Graphic]

Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL CAPITAL SHARES

MARCH 31, 1999

A Statement of Additional Information (SAI) dated March 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's semi-annual reports to shareholders as they become available. To obtain the SAI, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[Graphic]
Prime Cash Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No. 811-7364 Cusip 608912887

G01881-08 (3/99)

[Graphic]

STATEMENT OF ADDITIONAL INFORMATION

Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL SHARES

INSTITUTIONAL SERVICE SHARES

INSTITUTIONAL CAPITAL SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares, Institutional Service Shares and Institutional Capital Shares of Prime Cash Obligations Fund
(Fund), dated March 31, 1999. Obtain the prospectuses without charge by calling 1-800-341-7400.

MARCH 31, 1999

 [Graphic]
Prime Cash Obligations Fund

 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

 G01881-11 (3/99)

CONTENTS

How is the Fund Organized?  1

Securities in Which the Fund Invests  1

What Do Shares Cost?  5

How is the Fund Sold?  5

Subaccounting Services  5

Redemption in Kind  5

Massachusetts Partnership Law  6

Account and Share Information  6

Tax Information  6

Who Manages and Provides Services to the Fund?  7

How Does the Fund Measure Performance?  10

Who is Federated Investors, Inc.?  12

Addresses  13

How is the Fund Organized?

The Fund is a diversified portfolio of Money Market Obligations Trust II (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on November 16, 1992. The Trust may offer separate series of shares representing interests in separate portfolios of securities. On November 15, 1996, the Trust changed its name from Lehman Brothers Institutional Funds Group Trust to Money Market Obligations Trust II and the Fund changed its name from Prime Money Market Fund to Prime Cash Obligations Fund.

The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Institutional Shares, Institutional Service Shares and Institutional Capital Shares (Shares). This SAI relates to all classes of the above-mentioned Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, Adviser to the Fund, merged into Federated Investment Management Company (formerly, Federated Advisers).

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher credit risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests:

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government-sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

MUNICIPAL SECURITIES

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund intends to invest in taxable municipal securities.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than 10 years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks.

ZERO COUPON SECURITIES

Zero Coupon Securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in- kind or PIK securities.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of nine months or less. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

INSURANCE CONTRACTS

Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing the credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risk by providing another source of payment for a fixed income security.

FOREIGN SECURITIES

Foreign Securities are securities of issuers based outside the United States. In addition to the risks normally associated with United States securities of the same type, foreign securities are subject to country risk and currency risk.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase Agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements with banks and other recognized financial institutions, such as securities dealers, which are deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian is required to take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase Agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse Repurchase Agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

Delayed Delivery Transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to purchase the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of any cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to market risks and credit risks.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction, or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RATINGS

A nationally recognized rating service's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's, Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch IBCA, Inc. are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in the highest short-term rating category; currently, such securities must be rated by two rating services in their highest rating category. See "Regulatory Compliance."

INVESTMENT RISKS

BOND MARKET RISKS

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses or with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

INVESTMENT LIMITATIONS

DIVERSIFICATION OF INVESTMENTS

The Fund may not purchase securities of any one issuer if as a result more than 5% of the value of the Fund's assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation and provided that there is no limitation with respect to investments in U.S. government securities.

ISSUING SENIOR SECURITIES, BORROWING MONEY AND PLEDGING ASSETS

The Fund may not borrow money, except that the Fund may: (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks or, subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser; and (ii) engage in reverse repurchase agreements, provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge, or hypothecate its assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets. Additional investments will not be made when borrowings exceed 5% of the Fund's assets.

CONCENTRATION OF INVESTMENTS

The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, (unless the Fund is in a temporary defensive position), provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued by domestic banks.

LENDING CASH OR SECURITIES

The Fund may not make loans, except that the Fund may: (i) purchase or hold debt obligations in accordance with its investment objective and policies; (ii) enter into repurchase agreements for securities; (iii) lend portfolio securities as described in the prospectus; and (iv) subject to specific authorization by the SEC, lend money to other funds advised by the adviser or an affiliate of the adviser.

UNDERWRITING

The Fund may not act as an underwriter of securities, except insofar as the Fund may be deemed an underwriter under applicable securities laws in selling portfolio securities.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate or real estate limited partnerships, provided that the Fund may purchase securities of issuers which invest in real estate or interests therein.

INVESTING IN COMMODITIES AND MINERALS

The Fund may not purchase or sell commodities contracts, or invest in oil, gas or mineral exploration or development programs or in mineral leases.

The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 10% of the value of its net assets in illiquid securities including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice.

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

INVESTING IN OPTIONS

The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

INVESTING IN NEW ISSUERS

The Fund will not invest more than 15% of the value of its total assets in securities of companies (including predecessors) with less than three years of continuous operation.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized rating services, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

What Do Shares Cost?

The net asset value (NAV) for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution- related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of March 4, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Wal-Mart Stores, Inc., Bentonville, Arkansas, 5.47% of Institutional Shares; Hare & Co., New York, New York, 5.05% of Institutional Service Shares; Kaw & Co., Charleston, West Virginia, 8.58% of Institutional Service Shares; Harris Trust and Savings Bank, Chicago, Illinois, 63.13% of Institutional Service Shares; Symbol Technologies Operations, Holtzville, New York, 5.66% of Institutional Capital Shares; Bottomline Technologies (DE), Inc. Portsmouth, New Hampshire, 9.96% of Institutional Capital Shares; PNC Securities Corp., Pittsburgh, Pennsylvania, 15.34% of Institutional Capital Shares; Var & Co., St. Paul, Minnesota, 16.45% of Institutional Capital Shares; and Jones Intercable, Inc., Englewood, Colorado, 21.97% of Institutional Capital Shares.

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of three funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of March 4, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Institutional, Institutional Service and Institutional Capital Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



NAME                                                                                                             TOTAL
BIRTH DATE                                                                                      AGGREGATE     COMPENSATION
ADDRESS                           PRINCIPAL OCCUPATIONS                                         COMPENSATION  FROM TRUST AND
POSITION WITH TRUST               FOR PAST FIVE YEARS                                           FROM TRUST    FUND COMPLEX
JOHN F. DONAHUE*+                 Chief Executive Officer and Director or Trustee of the               $0     $0 for the Trust and
Birth Date: July 28, 1924         Federated Fund Complex; Chairman and Director, Federated                    54 other investment
Federated Investors Tower         Investors, Inc.; Chairman and Trustee, Federated Investment                 companies in the
1001 Liberty Avenue               Management Company; Chairman and Director, Federated                        Fund Complex
Pittsburgh, PA                    Investment Counseling and Federated Global Investment
CHAIRMAN AND TRUSTEE              Management Corp.; Chairman, Passport Research, Ltd.

THOMAS G. BIGLEY                  Director or Trustee of the Federated Fund Complex; Director,  $3,092.74     $113,860.22 for the
Birth Date: February 3, 1934      Member of Executive Committee, Children's Hospital of                       Trust and 54 other
15 Old Timber Trail               Pittsburgh; formerly: Senior Partner, Ernst & Young LLP;                    investment companies
Pittsburgh, PA                    Director, MED 3000 Group, Inc.; Director, Member of                         in the Fund Complex
TRUSTEE                           Executive Committee, University of Pittsburgh.

JOHN T. CONROY, JR.               Director or Trustee of the Federated Fund Complex;            $3,402.52     $125,264.48 for the
Birth Date: June 23, 1937         President, Investment Properties Corporation; Senior Vice                   Trust and 54 other
Wood/IPC Commercial Dept.         President, John R. Wood and Associates, Inc., Realtors;                     investment companies
John R. Wood Associates, Inc.                                                                                 in the Fund Complex
Realtors                          Partner or Trustee in private real estate ventures in
3255 Tamiami Trial North          Southwest Florida; formerly: President, Naples Property
Naples, FL                        Management, Inc. and Northgate Village Development
TRUSTEE                           Corporation.

NICHOLAS CONSTANTAKIS             Director or Trustee of the Federated Fund Complex; formerly:  $2,671.50     $47,958.02 for the
Birth Date: September 3, 1939     Partner, Andersen Worldwide SC.                                             Trust and 29 other
175 Woodshire Drive                                                                                           investment companies
Pittsburgh, PA                                                                                                in the Fund Complex
TRUSTEE

WILLIAM J. COPELAND               Director or Trustee of the Federated Fund Complex; Director   $3,402.52     $125,264.48 for the
Birth Date: July 4, 1918          and Member of the Executive Committee, Michael Baker, Inc.;                 Trust and 54 other
One PNC Plaza-23rd Floor          formerly: Vice Chairman and Director, PNC Bank, N.A. and PNC                investment companies
Pittsburgh, PA                    Bank Corp.; Director, Ryan Homes, Inc.                                      Fund Complex
TRUSTEE                           Previous Positions: Director, United Refinery; Director,
                                  Forbes Fund; Chairman, Pittsburgh Foundation; Chairman,
                                  Pittsburgh Civic Light Opera.

JOHN F. CUNNINGHAM++              Director or Trustee of some of the Federated Funds;                  $0     $0 for the Trust
Birth Date: March 5, 1943         Chairman, President and Chief Executive Officer, Cunningham                 and 26 other
353 El Brillo Way                 & Co., Inc.; Trustee Associate, Boston College; Director,                   investment companies
Palm Beach, FL                    EMC Corporation; formerly: Director, Redgate Communications.                in the Fund Complex
TRUSTEE                           Previous Positions: Chairman of the Board and Chief
                                  Executive Officer, Computer Consoles, Inc.;
                                  President and Chief Operating Officer, Wang
                                  Laboratories; Director, First National Bank of
                                  Boston; Director, Apollo Computer, Inc.

J. CHRISTOPHER DONAHUE+*          President or Executive Vice President of the Federated Fund          $0     $0 for the Trust
Birth Date: April 11, 1949        Complex; Director or Trustee of some of the Funds in the                    and 16 other
Federated Investors Tower         Federated Fund Complex; President and Director, Federated                   investment companies
1001 Liberty Avenue               Investors, Inc.; President and Trustee, Federated Investment                in the Fund Complex
Pittsburgh, PA                    Management Company; President and Director, Federated
PRESIDENT AND TRUSTEE             Investment Counseling and Federated Global Investment
                                  Management Corp.; President, Passport Research, Ltd.;
                                  Trustee, Federated Shareholder Services Company; Director,

                                  Federated Services Company.


NAME                                                                                                          TOTAL
BIRTH DATE                                                                                      AGGREGATE     COMPENSATION
ADDRESS                           PRINCIPAL OCCUPATIONS                                         COMPENSATION  FROM TRUST AND
POSITION WITH TRUST               FOR PAST FIVE YEARS                                           FROM TRUST    FUND COMPLEX
LAWRENCE D. ELLIS, M.D.*          Director or Trustee of the Federated Fund Complex; Professor  $3,092.74     $113,860.22 for the
Birth Date: October 11, 1932      of Medicine, University of Pittsburgh; Medical Director,                    Trust and 54 other
3471 Fifth Avenue                 University of Pittsburgh Medical Center - Downtown;                         investment companies
Suite 1111                        Hematologist, Oncologist, and Internist, University of                      in the Fund Complex
Pittsburgh, PA                    Pittsburgh Medical Center; Member, National Board of
TRUSTEE                           Trustees, Leukemia Society of America.

PETER E. MADDEN                   Director or Trustee of the Federated Fund Complex; formerly:  $3,092.74     $113,860.22 for the
Birth Date: March 16, 1942        Representative, Commonwealth of Massachusetts General Court;                Trust and 54 other
One Royal Palm Way                President, State Street Bank and Trust Company and State                    investment companies
100 Royal Palm Way                Street Corporation.                                                         in the Fund Complex
Palm Beach, FL                    Previous Positions: Director, VISA USA and VISA
TRUSTEE                           International; Chairman and Director, Massachusetts Bankers

                                  Association; Director, Depository Trust Corporation.

CHARLES F. MANSFIELD, JR. ++      Director or Trustee of some of the Federated Funds;                  $0     $0 for the Trust
Birth Date: April 10, 1945        Management Consultant.                                                      and 26 other
80 South Road                     Previous Positions: Chief Executive Officer, PBTC                           investment companies
Westhampton Beach, NY             International Bank; Chief Financial Officer of Retail                       in the Fund Complex
TRUSTEE                           Banking Sector, Chase Manhattan Bank; Senior Vice President,
                                  Marine Midland Bank; Vice President, Citibank; Assistant
                                  Professor of Banking and Finance, Frank G. Zarb School of

                                  Business, Hofstra University.

JOHN E. MURRAY, JR., J.D., S.J.D. Director or Trustee of the Federated Fund Complex;            $3,092.74     $113,860.22 for the
Birth Date: December 20, 1932     President, Law Professor, Duquesne University; Consulting                   Trust and 54 other
President, Duquesne University    Partner, Mollica & Murray.                                                  investment companies
Pittsburgh, PA                    Previous Positions: Dean and Professor of Law, University of                in the Fund Complex

TRUSTEE                           Pittsburgh School of Law; Dean and Professor of Law,
                                  Villanova University School of Law.

MARJORIE P. SMUTS                 Director or Trustee of the Federated Fund Complex; Public     $3,092.74     $113,860.22 for the
Birth Date: June 21, 1935         Relations/Marketing/Conference Planning.                                    Trust and 54 other
4905 Bayard Street                Previous Positions: National Spokesperson, Aluminum Company                 investment companies
Pittsburgh, PA                    of America; business owner.                                                 in the Fund Complex
TRUSTEE

JOHN S. WALSH++                   Director or Trustee of some of the Federated Funds;                  $0     $0 for the Trust
Birth Date: November 28, 1957     President and Director, Heat Wagon, Inc.; President and                     and 23 other
2007 Sherwood Drive               Director, Manufacturers Products, Inc.; President, Portable                 investment companies
Valparaiso, IN                    Heater Parts, a division of Manufacturers Products, Inc.;                   in the Fund Complex
TRUSTEE                           Director, Walsh & Kelly, Inc.; formerly: Vice President,
                                  Walsh & Kelly, Inc.

EDWARD C. GONZALES                Trustee or Director of some of the Funds in the Federated            $0     $0 for the Trust
Birth Date: October 22, 1930      Fund Complex; President, Executive Vice President and                       and 1 other
Federated Investors Tower         Treasurer of some of the Funds in the Federated Fund Complex;               investment company
1001 Liberty Avenue               Vice Chairman, Federated Investors, Inc.; Vice President,                   in the Fund Complex
Pittsburgh, PA                    Federated Investment Management Company, Federated
EXECUTIVE VICE PRESIDENT          Investment Counseling, Federated Global Investment
                                  Management Corp., and Passport Research, Ltd.;
                                  Executive Vice President and Director,
                                  Federated Securities Corp.; Trustee, Federated
                                  Shareholder Services Company.

JOHN W. MCGONIGLE                 Executive Vice President and Secretary of the Federated Fund         $0     $0 for the Trust
Birth Date: October 26, 1938      Complex; Executive Vice President, Secretary, and Director,                 and 54 other
Federated Investors Tower         Federated Investors, Inc.; Trustee, Federated Investment                    investment companies
1001 Liberty Avenue               Management Company; Director, Federated Investment                          in the Fund Complex
Pittsburgh, PA                    Counseling and Federated Global Investment Management Corp.;
EXECUTIVE VICE PRESIDENT          Director, Federated Services Company; Director, Federated
AND SECRETARY                     Securities Corp.

RICHARD B. FISHER                 President or Vice President of some of the Funds in the              $0     $0 for the Trust
Birth Date: May 17, 1923          Federated Fund Complex; Director or Trustee of some of the                  and 6 other
Federated Investors Tower         Funds in the Federated Fund Complex; Executive Vice                         investment companies
1001 Liberty Avenue               President, Federated Investors, Inc.; Chairman and Director,                in the Fund Complex

Pittsburgh, PA                    Federated Securities Corp.

VICE PRESIDENT

RICHARD J. THOMAS                 Treasurer of the Federated Fund Complex; Vice President -            $0     $0 for the Trust
Birth Date: June 17, 1954         Funds Financial Services Division, Federated Investors,                     and 54 other
Federated Investors Tower         Inc.; formerly: various management positions within Funds                   investment companies
1001 Liberty Avenue               Financial Services Division of Federated Investors, Inc.                    in the Fund Complex
Pittsburgh, PA

TREASURER


NAME                                                                                                          TOTAL
BIRTH DATE                                                                                      AGGREGATE     COMPENSATION
ADDRESS                           PRINCIPAL OCCUPATIONS                                         COMPENSATION  FROM TRUST AND
POSITION WITH TRUST               FOR PAST FIVE YEARS                                           FROM TRUST    FUND COMPLEX
WILLIAM D. DAWSON, III            Chief Investment Officer of this Fund and various other              $0     $0 for the Trust
Birth Date: March 3, 1949         Funds in the Federated Fund Complex; Executive Vice                         and 41 other
Federated Investors Tower         President, Federated Investment Counseling, Federated Global                investment companies
1001 Liberty Avenue               Investment Management Corp., Federated Investment Management                in the Fund Complex
Pittsburgh, PA                    Company, and Passport Research, Ltd.; Registered
CHIEF INVESTMENT OFFICER          Representative, Federated Securities Corp.; Portfolio
                                  Manager, Federated Administrative Services;
                                  Vice President, Federated Investors, Inc.;
                                  formerly: Executive Vice President and Senior
                                  Vice President, Federated Investment
                                  Counseling Institutional Portfolio Management
                                  Services Division; Senior Vice President,
                                  Federated Investment Management Counseling and
                                  Passport Research, Ltd.

DEBORAH A. CUNNINGHAM             Deborah A. Cunningham is Vice President of the Trust.                $0     $0 for the Trust
Birth Date: September 15, 1959    Ms. Cunningham joined Federated in 1981 and has been a                      and 6 other
Federated Investors Tower         Senior Portfolio Manager and a Senior Vice President of the                 investment companies
1001 Liberty Avenue               Fund's Adviser since 1997. Ms. Cunningham served as a                       in the Fund Complex
Pittsburgh, PA                    Portfolio Manager and a Vice President of the Adviser from
VICE PRESIDENT                    1993 until 1996. Ms. Cunningham is a Chartered Financial
                                  Analyst and received her M.S.B.A. in Finance from Robert
                                  Morris College.

MARY JO OCHSON                    Mary Jo Ochson is Vice President of the Trust. Ms. Ochson            $0     $0 for the Trust
Birth Date: September 12, 1953    joined Federated in 1982 and has been a Senior Portfolio                    and 7 other
Federated Investors Tower         Manager and a Senior Vice President of the Fund's Adviser                   investment companies
1001 Liberty Avenue               since 1996. From 1988 through 1995, Ms. Ochson served as a                  in the Fund Complex
Pittsburgh, PA                    Portfolio Manager and a Vice President of the Fund's
VICE PRESIDENT                    Adviser. Ms. Ochson is a Chartered Financial Analyst and
                                  received her M.B.A. in Finance from the University of
                                  Pittsburgh.


+ Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.

++ Messrs. Cunningham, Mansfield and Walsh became members of the Board on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Trust.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Prior to November 15, 1996, Lehman Brothers Global Asset Management (former adviser), New York, New York, served as the Fund's adviser.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM AVERAGE AGGREGATE DAILY ADMINISTRATIVE FEE NET ASSETS OF THE FEDERATED FUNDS 0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million
0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

Prior to November 15, 1996, FDISG (former administrator), a subsidiary of First Data Corporation, Boston, Massachusetts, served as the Fund's administrator.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

Ernst & Young LLP is the independent auditor for the Fund.

FEES PAID BY THE FUND FOR SERVICES


FOR THE YEAR ENDED JANUARY 31         1999          1998       1997 1
Advisory Fee Earned 2           $4,676,382    $3,485,448   $911,504
Advisory Fee Reduction           2,853,923     2,107,753    505,519
Administrative Fee 3             1,762,996     1,315,415     30,284
SHAREHOLDER SERVICES FEE:

Institutional Shares                     0             -          -
Institutional Service Shares     1,803,553             -          -
Institutional Capital Shares       236,964             -          -

1 For the period from November 15, 1996 to January 31, 1997.

2 For the period from February 1, 1996 to November 14, 1996, the former adviser earned $4,814,270.

3 For the period from February 1, 1996 to November 14, 1996, the former administrator earned $2,380,339.

Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-year, five-year and the start of performance periods ended January 31, 1999.

Yield and Effective Yield given for the 7-day period ended January 31, 1999.



                                                            START OF

                                7-DAY                       PERFORMANCE ON

SHARE CLASS                     PERIOD   1 YEAR   5 YEARS   FEBRUARY 8, 1993
INSTITUTIONAL SHARES:

Total Return                    -        5.50%    5.41%     5.05%
Yield                           4.94%    -        -         -
Effective Yield                 5.06%    -        -         -


                                                            START OF

                                7-DAY                       PERFORMANCE ON

SHARE CLASS                     PERIOD   1 YEAR   5 YEARS   SEPTEMBER 2, 1993
INSTITUTIONAL SERVICE SHARES:

Total Return                    -        5.23%    5.15%     4.98%
Yield                           4.69%    -        -         -
Effective Yield                 4.80%    -        -         -


                                                            START OF

                                7-DAY                       PERFORMANCE ON

SHARE CLASS                     PERIOD   1 YEAR             OCTOBER 6, 1994
INSTITUTIONAL CAPITAL SHARES:

Total Return                    -        5.37%              5.48%
Yield                           4.82%    -                  -
Effective Yield                 4.93%    -                  -


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs, and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC.

Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

IBC/DONOGHUE'S MONEY FUND REPORT

IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

MONEY

Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

BANK RATE MONITOR(C) NATIONAL INDEX

Bank Rate Monitor(C) National Index, Miami Beach, Florida, published weekly, is an average of the interest rates of personal money market deposit accounts at 10 of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index, and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/agency, and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion, and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. govern-ment bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime, and 23 municipal with assets approximating $41.6 billion, $22.8 billion, and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Addresses

PRIME CASH OBLIGATIONS FUND

Institutional Shares
Institutional Service Shares
Institutional Capital Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

Prime Value Obligations Fund

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL SHARES

A money market mutual fund seeking to achieve current income consistent with stability of principal and liquidity.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

MARCH 31, 1999

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  2

What are the Fund's Investment Strategies?  3

What are the Principal Securities in Which

the Fund Invests?  3

What are the Specific Risks of Investing in the Fund?  5

What Do Shares Cost?  5

How is the Fund Sold?  6

How to Purchase Shares  6

How to Redeem Shares  7

Account and Share Information  9

Who Manages the Fund?  9

Financial Information  10

Report of Ernst & Young LLP, Independent Auditors  26

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

This investment objective may be changed by the Fund's Trustees without shareholder approval.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high quality fixed income securities maturing in 13 months or less. The average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares as of the calendar year-end for each of the last five years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 7%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998. The percentages noted are: 4.30%, 6.10%, 5.44%, 5.65% and 5.58%, respectively.

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a yearly basis.

The Fund's Institutional Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon the net asset value.

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 1.53% (quarter ended June 30, 1995). Its lowest quarterly return was 0.82% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN

The following table represents the Fund's Institutional Shares Average Annual Total Return through December 31, 1998.

CALENDAR PERIOD          FUND
1 Year                   5.58%
5 Years                  5.41%
Start of Performance 1   5.08%

1 The Fund's Institutional Shares start of performance date was February 8,
1993.

Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

The Fund's Institutional Shares 7-Day Net Yield as of 12/31/98 was 5.15%.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

PRIME VALUE OBLIGATIONS FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Shares.


SHAREHOLDER FEES


Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a

percentage of offering price)                                          None
Maximum Deferred Sales Charge (Load) (as a percentage of

original purchase price or redemption proceeds,

as applicable) None Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price) None Redemption
Fee (as a percentage of amount redeemed, if applicable) None Exchange Fee None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1 Expenses That are Deducted
From Fund Assets (as percentage of average net assets)

Management Fee 2 0.20% Distribution (12b-1) Fee None Shareholder Services Fee 3
0.25% Other Expenses 0.11% Total Annual Fund Operating Expenses 0.56% 1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are described below along with the net expenses the Fund's Institutional Shares actually paid for the fiscal year ended
January 31, 1999.

 Waiver of Fund Expenses                                               0.40%
 Total Actual Annual Fund Operating Expenses (after waivers)           0.16%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.05% for the year ended January 31, 1999. 3 The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary reduction) was 0.00% for the year ended January 31, 1999.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year       $  57
3 Years      $ 179
5 Years      $ 313
10 Years     $ 701



What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high quality fixed income securities maturing in 13 months or less. The average maturity of the Fund's portfolio will be 90 days or less.

In order to select individual investments, the Fund's investment adviser (Adviser) performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser assesses likely movements in interest rates based upon general economic and market conditions. Considering this assessment, the Adviser targets an average portfolio maturity range. The Adviser generally shortens the portfolio's average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. In adjusting the portfolio's average maturity, the Adviser selects among investments with different maturities comparing their relative returns.

INDUSTRY CONCENTRATION

The Fund intends to invest 25% or more of the value of its total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations; provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued or enhanced by approved banks.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must also repay the principal amount of the security, normally within a specified time.

The following describes the types of fixed income securities in which the Fund invests:

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of nine months or less. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of debt obligations. Most asset backed securities involve consumer or commercial debts with maturities of less than 10 years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a corporate money market fund are described below.

BOND MARKET RISKS

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses or with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $1,000,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within one year of opening the account. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1- 800-341-7400 for more information concerning the other classes.

The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

*  Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

*  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number, or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY INVEST-BY-PHONE

Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearing House member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

*  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 3:00 p.m. (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 3:00 p.m. (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

*  Fund Name and Share Class, account number and account registration;

*  amount to be redeemed; and

*  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

*  to allow your purchase to clear;

*  during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund Share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 26.


YEAR ENDED JANUARY 31                          1999           1998         1997          1996 1         1995
NET ASSET VALUE,

BEGINNING OF PERIOD                            $ 1.00       $ 1.00       $ 1.00         $ 1.00        $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.05         0.06         0.05           0.06          0.04
LESS DISTRIBUTIONS:

Distributions from net investment income        (0.05)       (0.06)       (0.05)         (0.06)        (0.04)
NET ASSET VALUE,
END OF PERIOD                                  $ 1.00       $ 1.00       $ 1.00         $ 1.00        $ 1.00
TOTAL RETURN 2                                   5.53%        5.68%        5.41%          6.10%         4.51%

RATIOS TO AVERAGE
NET ASSETS:

Expenses                                         0.16%        0.14%        0.16%          0.17%         0.09%
Net investment income                            5.37%        5.59%        5.29%          5.93%         4.20%
Expense waiver/reimbursement 3                   0.40%        0.18%        0.15%          0.08%         0.16%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                              $1,474,123     $865,742     $387,994     $2,754,390    $1,470,317


1 Federated Management became the Fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the Fund's investment adviser.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

JANUARY 31, 1999


PRINCIPAL

AMOUNT                                                                                          VALUE

                    SHORT-TERM NOTES-7.6%

                    BANKING-3.5%

  $  55,000,000     Abbey National Treasury Services, PLC, 4.990% - 5.500%,
                    2/2/1999 - 1/13/2000                                              $    54,988,009
     10,000,000     SALTS III Cayman Island Corp., (Guaranteed by Bankers Trust
                    International, PLC), 5.270%, 4/23/1999                                 10,000,000
     10,000,000     SALTS III Cayman Island Corp., (Guaranteed by Bankers Trust
                    International, PLC), 5.571%, 3/18/1999                                 10,000,000
                    TOTAL                                                                  74,988,009

                    BROKERAGE-0.9%

     20,000,000     Goldman Sachs Group, LP, 5.020%, 3/1/1999                              20,000,000
                    FINANCE - AUTOMOTIVE-0.8%
      1,047,856     Chase Manhattan Auto Owner Trust 1998-C, Class A1, 5.588%,

                    7/9/1999                                                                1,047,806
        664,124     Compass Auto Receivables Trust 1998-A, Class A-1, 5.659%,
                    7/15/1999                                                                 664,124
      9,500,000     Honda Auto Receivables 1999-1 Owner Trust, Class A-1,
                    4.974%, 2/15/2000                                                       9,500,000
      6,347,406     MMCA Auto Owner Trust 1998-1, Class A-1, 5.621%, 8/16/1999              6,347,406
                    TOTAL                                                                  17,559,336
                    FINANCE - COMMERCIAL-1.4%
     30,000,000  2  Beta Finance, Inc., 5.000% - 5.010%, 1/25/2000 - 2/1/2000              30,000,000
                    FINANCE - EQUIPMENT-0.6%
      1,746,227     Case Equipment Receivables Trust 1998-B, Class A-1, 5.608%,

                    9/15/1999                                                               1,746,227
     10,669,568     Newcourt Equipment Trust Securities 1998-2, Class A-1,
                    5.195%, 1/15/2000                                                      10,669,568
                    TOTAL                                                                  12,415,795

                    INSURANCE-0.4%

      9,000,000     WFS Financial 1998-C Owner Trust, Class A1, (Guaranteed by

                    FSA), 5.395%, 11/20/1999                                                9,000,000
                    TOTAL SHORT-TERM NOTES                                                163,963,140

                    CERTIFICATES OF DEPOSIT-10.0%

                    BANKING-10.0%

     10,000,000     Bankers Trust Co., New York, 5.645%, 2/26/1999                          9,999,770
     25,000,000     Canadian Imperial Bank of Commerce, 5.030%, 1/27/2000                  24,992,864
     45,000,000     Deutsche Bank, AG, 5.310%, 5/3/1999                                    45,042,905
     10,000,000     First National Bank of Maryland, Baltimore, 5.020%,
                    1/25/2000                                                               9,997,161

PRINCIPAL

AMOUNT                                                                                          VALUE

                    CERTIFICATES OF DEPOSIT-continued

                    BANKING-CONTINUED

 $   15,000,000     KeyBank, N.A., 5.080%, 4/9/1999                                  $     15,000,000
     20,000,000     Societe Generale, Paris, 5.645%, 2/26/1999                             19,999,540
     18,000,000     Svenska Handelsbanken, Stockholm, 5.705% - 5.800%, 4/6/1999
                    - 5/14/1999                                                            17,999,991
     75,000,000     Toronto-Dominion Bank, 5.020%, 1/10/2000                               74,972,808
                    TOTAL CERTIFICATES OF DEPOSIT                                         218,005,039
                    COMMERCIAL PAPER-50.5% 1

                    AEROSPACE/AUTO-2.6%

     57,000,000     Johnson Controls, Inc., 5.379% - 5.502%, 2/5/1999 - 3/5/1999           56,910,469
                    BANKING-24.2%

     47,500,000     Aspen Funding Corp., (Guaranteed by MBIA, Guaranteed by

                    Deutsche Bank, AG), 5.110% - 5.641%, 2/22/1999 - 2/25/1999             47,355,528
      8,000,000     Bankers Trust Corp., 5.656%, 2/3/1999                                   7,997,556
     50,000,000     Canadian Imperial Holdings, Inc., (Guaranteed by Canadian

                    Imperial Bank of Commerce), 4.984%, 2/22/1999                          49,857,083
      9,000,000     Cregem North America, Inc., (Guaranteed by Credit Communal
                    de Belgique, Brussles), 4.943%, 2/23/1999                               8,973,270
     56,459,000     Fountain Square Commercial Funding Corp., (Fifth Third Bank,
                    Cincinnati, Support Agreement), 4.981% - 5.372%, 2/1/1999 -

                    7/6/1999                                                               56,036,007
    105,130,000   2 Gotham Funding Corp., 5.103% - 5.122%, 2/10/1999 - 2/16/1999          104,977,782
     30,000,000     Greenwich Funding Corp., 4.889%, 4/15/1999                             29,706,175
    100,000,000     J.P. Morgan & Co., Inc., 4.905%, 4/15/1999                             99,017,542
     78,000,000     Lloyds Bank PLC, London, 5.060%, 2/25/1999                             77,742,080
     10,000,000     PEMEX Capital, Inc., (Societe Generale, Paris LOC), 4.897%,
                    4/22/1999                                                               9,892,444
     25,000,000     Westpac Capital Corp., (Guaranteed by Westpac Banking Corp.
                    Ltd., Sydney), 5.029%, 5/14/1999                                       24,654,333
      9,193,000     Wood Street Funding Corp., (PNC Bank, N.A. Support
                    Agreement), 4.889%, 2/19/1999                                           9,170,615
                    TOTAL                                                                 525,380,415

                    CHEMICALS-1.2%

     25,045,000     IMC Global, Inc., 5.020% - 6.295%, 2/12/1999 - 2/24/1999               24,965,936
                    FINANCE - AUTOMOTIVE-1.2%
     25,000,000     Ford Motor Credit Corp., 5.138%, 2/5/1999                              24,985,972
PRINCIPAL

AMOUNT                                                                                          VALUE

                    COMMERCIAL PAPER-continued 1
                    FINANCE - COMMERCIAL-13.6%

 $   56,000,000     Beta Finance, Inc., 4.997% - 5.634%, 2/5/1999 - 3/8/1999         $     55,808,430
     60,000,000     Falcon Asset Securitization Corp., (Guaranteed by AMBAC),
                    5.321% - 5.331%, 2/11/1999 - 2/25/1999                                 59,851,083
     50,000,000     General Electric Capital Corp., 5.037% - 5.455%, 2/12/1999 -
                    3/17/1999                                                              49,744,703
     10,000,000     Receivables Capital Corp., 5.450%, 2/12/1999                            9,983,531
    119,000,000     Sheffield Receivables Corp., 4.891% - 5.499%, 2/5/1999 -
                    3/23/1999                                                             118,466,096
                    TOTAL                                                                 293,853,843

                    FINANCE - EQUIPMENT-0.4%

      9,350,000     Comdisco, Inc., 5.015% - 5.031%, 2/10/1999 - 3/10/1999                  9,332,576
                    FINANCE - RETAIL-4.5%
      3,000,000     American Express Credit Corp., 5.023%, 4/12/1999                        2,971,417
     17,000,000     Associates Corp. of North America, 4.931% - 5.401%, 3/9/1999
                    - 3/22/1999                                                            16,890,868
     49,000,000     Associates First Capital B.V., (Guaranteed by Associates

                    First Capital Corp.), 4.888% - 4.908%, 4/20/1999 - 5/18/1999           48,393,298
     30,000,000     Associates First Capital Corp., 5.094%, 5/28/1999                      29,519,567
                    TOTAL                                                                  97,775,150
                    FOREST PRODUCTS-0.4%

      9,398,000     Temple-Inland, Inc., 5.000% - 5.018%, 2/16/1999 - 2/26/1999             9,368,249
                    INSURANCE-1.5%

     22,001,000     CNA Financial Corp., 5.015% - 5.022%, 2/10/1999 - 4/26/1999            21,851,053
     10,000,000     CXC, Inc., (Guaranteed by FGIC, Guaranteed by AMBAC,
                    Guaranteed by MBIA, Guaranteed by Export-Import Bank),

                    5.161%, 5/17/1999                                                       9,853,292
                    TOTAL                                                                  31,704,345

                    MACHINERY, EQUIPMENT, AUTO-0.4%

      8,000,000     Eaton Corp., 5.649%, 5/21/1999                                          7,868,716
                    OIL & OIL FINANCE-0.1%
      2,731,000     Occidental Petroleum Corp., 5.755%, 2/19/1999                           2,723,217
                    TELECOMMUNICATIONS-0.2%

      4,920,000     MCI Worldcom, Inc., 5.063%, 4/7/1999                                    4,875,583
                    TRANSPORTATION-0.2%

      5,112,000     FDX Corp., 6.211% - 6.246%, 2/10/1999 - 2/11/1999                       5,103,860
                    TOTAL COMMERCIAL PAPER                                              1,094,848,331

PRINCIPAL

AMOUNT                                                                                          VALUE

                    NOTES - VARIABLE-18.1% 3

                    BANKING-11.9%

  $   9,505,000     500 South Front St. L.P., Series A, (Huntington National
                    Bank, Columbus, OH LOC), 4.910%, 2/4/1999                        $      9,505,000
      5,645,000     500 South Front St. L.P., Series B, (Huntington National
                    Bank, Columbus, OH LOC), 4.910%, 2/4/1999                               5,645,000
      1,335,000     Alabama State IDA, (Nichols Research Corp.), (SouthTrust
                    Bank of Alabama, Birmingham LOC), 5.020%, 2/5/1999                      1,335,000
      3,150,000     Associated Materials, Inc., (KeyBank, N.A. LOC), 4.930%,
                    2/5/1999                                                                3,150,000
      1,805,000     Athens-Clarke County, GA IDA, Barrett Project, Series 1995,
                    (Columbus Bank and Trust Co., GA LOC), 5.080%, 2/4/1999                 1,805,000
     10,000,000     Bankers Trust Co., New York, 4.880%, 6/4/1999                           9,997,698
     16,400,000   2 Bankers Trust Corp., 144A, 4.960%, 2/1/1999                            16,400,000
     20,000,000   2 Bankers Trust Corp., 4.960%, 2/1/1999                                  20,000,000
     16,900,000     Beverly California Corp., (PNC Bank, N.A. LOC), 4.938%,
                    2/1/1999                                                               16,900,000
     16,860,000     Beverly Hills Nursing Center, Inc., Medilodge Project,
                    Series 1996, (KeyBank, N.A. LOC), 4.960%, 2/4/1999                     16,860,000
      1,945,000     Bissett,William K. and Sheryl B., Multi-Option Adjustable
                    Rate Notes, (Huntington National Bank, Columbus, OH LOC),

                    4.910%, 2/4/1999                                                        1,945,000
      6,715,000     Briarwood L.P. Project, Series 1999, (Bank One, Ohio, N.A.
                    LOC), 4.970%, 2/4/1999                                                  6,715,000

        640,000     Carmel, IN, Telamon Corp, Series 1996-C, (Huntington

                    National Bank, Columbus, OH LOC), 5.010%, 2/4/1999                        640,000
        965,000     Carmel, IN, Telamon Corp, Series A, (Huntington National
                    Bank, Columbus, OH LOC), 5.010%, 2/4/1999                                 965,000
      1,055,000     Carmel, IN, Telamon Corp, Series B, (Huntington National
                    Bank, Columbus, OH LOC), 5.010%, 2/4/1999                               1,055,000
      2,020,000     Continental Downtown Properties, (Huntington National Bank,
                    Columbus, OH LOC), 4.910%, 2/4/1999                                     2,020,000
      5,900,000     Dellridge Care Center L.P., Series 1997, (First National
                    Bank of Maryland,

                    Baltimore LOC), 5.000%, 2/3/1999                                        5,900,000
      3,605,000     Denver Urban Renewal Authority, Series 1992-B, (Paribas,
                    Paris LOC), 5.020%, 2/4/1999                                            3,605,000
      9,820,000     ERC Real Estate LLC, (KeyBank, N.A. LOC), 4.910%, 2/4/1999              9,820,000
      5,000,000     Industrial Dimensions, Inc., Series 1999, (Fifth Third Bank
                    of Northwestern OH LOC), 5.000%, 2/4/1999                               5,000,000
PRINCIPAL

AMOUNT                                                                                          VALUE

                    NOTES - VARIABLE-continued 3

                    BANKING-CONTINUED

 $    9,139,000     International Processing Corp, (Bank One, Kentucky LOC),
                    4.960%, 2/4/1999                                                 $      9,139,000
      2,250,000     Jeffersonville, IN, Series 1997-B, Wayne Steel, Inc., (Bank

                    One, Ohio, N.A. LOC), 4.910%, 2/4/1999                                  2,250,000
      4,000,000     Lake Sherwood Senior Living Center, LLC, (Union Planters NB,
                    Memphis, TN LOC), 5.220%, 2/4/1999                                      4,000,000
      2,000,000     Liquid Asset Backed Securities Trust, Series 1996-3,
                    (Westdeutsche Landesbank Girozentrale Swap Agreement),

                    5.020%, 2/16/1999                                                       2,000,000
     11,260,154   2 Liquid Asset Backed Securities Trust, Series 1997-1,
                    (Westdeutsche Landesbank Girozentrale Swap Agreement),

                    5.000%, 2/16/1999                                                      11,260,154
      4,100,000     Melberger, Clifford K. and Ruth B., (PNC Bank, N.A. LOC),
                    4.938%, 2/1/1999                                                        4,100,000

      6,860,000     Pine Ridge Associates, LTD., (Mellon Bank N.A., Pittsburgh

                    LOC), 5.000%, 2/3/1999                                                  6,860,000

      2,300,000     Poly Foam International, Inc., (National City Bank, Ohio

                    LOC), 4.920%, 2/4/1999                                                  2,300,000
      7,335,000     Rubloff- Rockford, LLC, Series 1997, (National City Bank,
                    Michigan/Illinois LOC), 5.000%, 2/3/1999                                7,335,000
     17,100,000     Scranton Times, L.P., Series 1997, (PNC Bank, N.A. LOC),
                    4.938%, 2/1/1999                                                       17,100,000
     17,000,000     Societe Generale, Paris, 4.883%, 8/11/1999                             16,994,140
      2,785,000     Solon, OH, Schneps, (Bank One, Ohio, N.A. LOC), 4.910%,

                    2/4/1999                                                                2,785,000

        645,000     Southeast Regional Holdings, LLC, Series 1995-A, (Columbus

                    Bank and Trust Co., GA LOC), 5.170%, 2/4/1999                             645,000
      8,560,000     Southern Coil Processing, Inc. Notes, (Amsouth Bank N.A.,
                    Birmingham LOC), 5.000%, 2/4/1999                                       8,560,000
      4,300,000     Spencer County, IN, American Oxide Co. Project, (Bank of
                    Tokyo-Mitsubishi Ltd. LOC), 5.540%, 2/4/1999                            4,300,000
      1,680,000     Team Rahal of Mechanicsburg, Inc., Series 1997, (Huntington
                    National Bank, Columbus, OH LOC), 4.910%, 2/4/1999                      1,680,000
      1,840,000     Team Rahal, Inc., Series 1997, (Huntington National Bank,
                    Columbus, OH LOC), 4.910%, 2/4/1999                                     1,840,000
      7,300,000     Tift County, GA Development Authority, Chickasha of Georgia
                    Project, Series 1997, (Bank of Tokyo-Mitsubishi Ltd. LOC),

                    5.040%, 2/3/1999                                                        7,300,000

      1,700,000     Village Green Finance Co., LLC, Series 1997, (Wachovia Bank

                    of NC, N.A., Winston-Salem LOC), 4.940%, 2/3/1999                       1,700,000
      1,463,000     Vista Funding Corp., Series 1995-A, (Star Bank, N.A.,
                    Cincinnati LOC), 5.040%, 2/4/1999                                       1,463,000
      6,040,000     Westcourt, (Bank One, Texas N.A. LOC), 4.960%, 2/4/1999                 6,040,000
                    TOTAL                                                                 258,913,992

PRINCIPAL

AMOUNT                                                                                          VALUE

                    NOTES - VARIABLE-continued 3
                    FINANCE - EQUIPMENT-0.5%

 $   10,000,000   2 Comdisco, Inc., 144A Notes, 5.350%, 2/26/1999                    $     10,000,000
                    FINANCE - RETAIL-0.6%
      7,000,000     AFS Insurance Premium Receivables Trust, Series 1994-A,

                    5.556%, 2/16/1999                                                       7,000,000
      6,000,000   2 Bishop's Gate Residential Mortgage Trust 1998-2, Class A-1,
                    5.747%, 2/10/1999                                                       6,000,000
                    TOTAL                                                                  13,000,000

                    INSURANCE-5.1%

     15,000,000     Jackson National Life Insurance Co., 5.040%, 2/22/1999                 15,000,000
      5,000,000     Jackson National Life Insurance Co., 5.289%, 2/1/1999                   5,000,000
     10,000,000     Jackson National Life Insurance Co., 5.310%, 2/1/1999                  10,000,000
     15,583,393     Liquid Asset Backed Securities Trust, Series 1997-3 Senior
                    Notes, (Guaranteed by AMBAC), 5.254%, 3/28/1999                        15,583,393
     25,000,000     Peoples Security Life Insurance Company, 5.390%, 2/12/1999             25,000,000
     15,000,000     Principal Life Insurance Company, 5.410%, 3/1/1999                     15,000,000
     15,000,000     Security Life of Denver Insurance Co., 5.028%, 2/28/1999               15,000,000
      5,000,000     Transamerica Life Insurance and Annuity Co., 5.136%,

                    4/1/1999                                                                5,000,000
      5,000,000     Transamerica Occidental Life Insurance Co., 5.525%, 3/6/1999            5,000,000
                    TOTAL                                                                 110,583,393
                    TOTAL NOTES - VARIABLE                                                392,497,385
                    LOAN PARTICIPATION-4.5%
                    ELECTRICAL EQUIPMENT-0.6%

     12,100,000     Mt. Vernon Phenol Plant Partnership, (Guaranteed by General

                    Electric Co.), 5.370%, 5/17/1999                                       12,100,000
                    FINANCE - AUTOMOTIVE-1.8%

     40,000,000     General Motors Acceptance Corp., Mortgage of PA, (Guaranteed

                    by General Motors Acceptance Corp.), 5.120%, 2/1/1999                  40,000,000
                    FINANCE - EQUIPMENT-2.1%

     46,000,000     Pitney Bowes Credit Corp., 5.046%, 2/10/1999                           45,942,213
                    TOTAL LOAN PARTICIPATION                                               98,042,213
                    SHORT-TERM MUNICIPALS-0.0%

                    BANKING-0.0%

        935,000     Colorado Health Facilities Authority, Series B, (Bank One,

                    Colorado LOC), 4.960%, 2/4/1999                                           935,000
PRINCIPAL

AMOUNT                                                                                          VALUE

                    REPURCHASE AGREEMENTS-9.5% 4

 $   50,000,000     Bankers Trust Co., New York, 4.820%, dated 1/29/1999, due
                    2/1/1999                                                         $     50,000,000
      6,550,000     Bear, Stearns and Co., 4.820%, dated 1/29/1999, due 2/1/1999            6,550,000
     50,000,000     Nationsbanc Montgomery Securities, Inc., 4.820%, dated

                    1/29/1999, due 2/1/1999                                                50,000,000
     50,000,000     Paribas Corp., 4.820%, dated 1/29/1999, due 2/1/1999                   50,000,000
     23,900,000     Societe Generale Securities Corp., 4.730%, dated 1/29/1999,
                    due 2/1/1999                                                           23,900,000
     25,000,000     Toronto Dominion Securities (USA) Inc., 4.730%, dated
                    1/29/1999, due 2/1/1999                                                25,000,000
                    TOTAL REPURCHASE AGREEMENTS                                           205,450,000
                    TOTAL INVESTMENTS (AT AMORTIZED COST) 5                           $ 2,173,741,108


1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At January 31, 1999, these securities amounted to $198,637,936 which represents 9.2% of net assets.

3 Current rate and next reset date shown.

4 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($2,169,392,901) at January 31, 1999.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation FGIC -Financial Guaranty Insurance Company FSA -Financial Security Assurance IDA -Industrial Development Authority LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JANUARY 31, 1999


ASSETS:
Investments in repurchase agreements                             $   205,450,000
Investments in securities                                          1,968,291,108
Total investments in securities, at amortized cost and value                         $ 2,173,741,108
Cash                                                                                          12,042
Income receivable                                                                          8,695,808
TOTAL ASSETS                                                                           2,182,448,958
LIABILITIES:

Payable for investments purchased                                     10,000,000
Payable for shares redeemed                                              295,068
Income distribution payable                                            2,579,579
Accrued expenses                                                         181,410
TOTAL LIABILITIES                                                                         13,056,057
Net assets for 2,169,392,901 shares outstanding                                      $ 2,169,392,901
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
SHARE:
INSTITUTIONAL SHARES:
$1,474,123,184 / 1,474,123,184 shares outstanding                                              $1.00
INSTITUTIONAL SERVICE SHARES:
$495,172,173 / 495,172,173 shares outstanding                                                  $1.00
INSTITUTIONAL CAPITAL SHARES:
$200,097,544 / 200,097,544 shares outstanding                                                  $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED JANUARY 31, 1999


INVESTMENT INCOME:
Interest                                                                                             $ 90,324,831
EXPENSES:

Investment advisory fee                                                           $  3,264,534
Administrative personnel and services fee                                            1,230,729
Custodian fees                                                                         117,892
Transfer and dividend disbursing agent fees and expenses                               113,679
Directors'/Trustees' fees                                                               11,486
Auditing fees                                                                           14,192
Legal fees                                                                              11,491
Portfolio accounting fees                                                              184,121
Shareholder services fee-Institutional Shares                                        2,826,910
Shareholder services fee-Institutional Service Shares                                  960,721
Shareholder services fee-Institutional Capital Shares                                  292,774
Share registration costs                                                                40,925
Printing and postage                                                                    18,818
Insurance premiums                                                                     107,792
Miscellaneous                                                                           11,466
TOTAL EXPENSES                                                                       9,207,530
WAIVERS:
Waiver of investment advisory fee                             $  (2,420,288)
Waiver of shareholder services fee-Institutional Shares          (2,826,910)
Waiver of shareholder services fee-Institutional Capital
Shares                                                             (175,665)
TOTAL WAIVERS                                                                       (5,422,863)
Net expenses                                                                                            3,784,667
Net investment income                                                                                $ 86,540,164


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


YEAR ENDED JANUARY 31                                              1999                    1998

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income                                            $      86,540,164       $      50,489,449
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Institutional Shares                                                   (60,707,164)            (40,931,344)
Institutional Service Shares                                           (19,716,305)             (8,059,884)
Institutional Capital Shares                                            (6,116,695)             (1,498,221)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS

TO SHAREHOLDERS                                                        (86,540,164)            (50,489,449)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                        26,516,611,802          15,976,645,016
Net asset value of shares issued to shareholders in payment

of distributions declared                                               51,764,190              33,029,994
Cost of shares redeemed                                            (25,657,179,044)        (15,177,894,329)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                 911,196,948             831,780,681
Change in net assets                                                   911,196,948             831,780,681
NET ASSETS:

Beginning of period                                                  1,258,195,953             426,415,272
End of period                                                    $   2,169,392,901       $   1,258,195,953


See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JANUARY 31, 1999

ORGANIZATION

Money Market Obligations Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Prime Value Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide a high level of current income consistent with stability of principal and liquidity.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal taxes is necessary.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at January 31, 1999 is as follows:


SECURITY                                                        ACQUISITION DATE                     ACQUISITION COST
Bankers Trust Corp. 144A, 4.960%, 2/1/1999                      8/7/1998                              $    16,400,000
Bankers Trust Corp., 4.960%, 2/1/1999                           2/3/1998                                   20,000,000
Beta Finance, Inc., 5.000% - 5.010%, 1/25/2000 - 2/1/2000       1/25/1999 - 2/1/1999                       30,000,000
Bishop's Gate Residential Mortgage Trust, 5.747%, 2/10/1999     12/11/1998                                  6,000,000
Comdisco, Inc., 144A Notes, 5.350%, 2/26/1999                   8/26/1998                                  10,000,000
Gotham Funding Corp., 5.103% - 5.122%, 2/10/1999 - 2/16/1999    1/11, 1/13, 1/14, 1/15 - 1/19/1999        104,695,064
Liquid Asset Backed Securities Trust, Series 1997-1, 5.000%,
2/16/1999                                                       2/19/1997                                  11,260,154


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.001 par value) for each class of shares. At January 31, 1999, capital paid-in aggregated $2,169,392,901.

Transactions in shares were as follows:


YEAR ENDED JANUARY 31                                        1999                1998
INSTITUTIONAL SHARES

Shares sold                                                   19,781,464,858      13,256,360,968
Shares issued to shareholders in payment of distributions
declared                                                          34,346,178          26,084,298
Shares redeemed                                              (19,207,430,021)    (12,804,697,557)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS       608,381,015         477,747,709


YEAR ENDED JANUARY 31                                        1999                1998
INSTITUTIONAL SERVICE SHARES

Shares sold                                                    5,129,107,787       1,999,938,515
Shares issued to shareholders in payment of distributions
declared                                                          12,725,748           5,524,975
Shares redeemed                                               (4,972,051,133)     (1,698,488,527)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE

SHARE TRANSACTIONS                                               169,782,402         306,974,963


YEAR ENDED JANUARY 31                                        1999                1998
INSTITUTIONAL CAPITAL SHARES

Shares sold                                                    1,606,039,157         720,345,533
Shares issued to shareholders in payment of distributions
declared                                                           4,692,264           1,420,721
Shares redeemed                                               (1,477,697,890)       (674,708,245)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL

SHARE TRANSACTIONS                                               133,033,531          47,058,009
NET CHANGE RESULTING FROM SHARE TRANSACTIONS                     911,196,948         831,780,681


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. Effective March 31, 1999, the Adviser will merge into Federated Investment Management Company (formerly Federated Advisers). The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended January 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $324,480,000 and $320,920,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Ernst & Young LLP, Independent Auditors

TO THE SHAREHOLDERS AND TRUSTEES OF
PRIME VALUE OBLIGATIONS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prime Value Obligations Fund, a portfolio of Money Market Obligations Trust II, as of January 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Value Obligations Fund at January 31, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts
March 15, 1999

Prime Value Obligations Fund

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL SHARES

MARCH 31, 1999

A Statement of Additional Information (SAI) dated March 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's semi-annual report to shareholders as it becomes available. To obtain the SAI, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

 [Graphic]

 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Investment Company Act File No. 811-7364
Cusip 608912408

G01881-01-IS (3/99)

[Graphic]

Prime Value Obligations Fund

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL SERVICE SHARES

A money market mutual fund seeking to achieve current income consistent with stability of principal and liquidity.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

MARCH 31, 1999

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  2

What are the Fund's Investment Strategies?  3

What are the Principal Securities in Which

the Fund Invests?  3

What are the Specific Risks of Investing in the Fund?  5

What Do Shares Cost?  5

How is the Fund Sold?  5

How to Purchase Shares  6

How to Redeem Shares  7

Account and Share Information  8

Who Manages the Fund?  9

Financial Information  10

Report of Ernst & Young LLP, Independent Auditors  26

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

This investment objective may be changed by the Fund's Trustees without shareholder approval.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high quality fixed income securities maturing in 13 months or less. The average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares as of the calendar year-end for each of the last five years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 6%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998. The percentages noted are: 4.04%, 5.84%, 5.18%, 5.38% and 5.32%, respectively.

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a yearly basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon the net asset value.

Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 1.47% (quarter ended June 30, 1995). Its lowest quarterly return was 0.76% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN

The following table represents the Fund's Institutional Service Shares Average Annual Total Return through December 31, 1998.

CALENDAR PERIOD          FUND
1 Year                   5.32%
5 Years                  5.15%
Start of Performance 1   5.02%

1 The Fund's Institutional Service Shares start of performance date was September 1, 1993.

Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

The Fund's Institutional Service Shares 7-Day Net Yield as of 12/31/98 was
4.90%.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

PRIME VALUE OBLIGATIONS FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Service Shares.


SHAREHOLDER FEES

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                    None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds,
as applicable)                                                   None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)    None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                      None
Exchange Fee                                                     None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as percentage
of average net assets)
Management Fee 2                                                 0.20%
Distribution (12b-1) Fee                                         None
Shareholder Services Fee                                         0.25%
Other Expenses                                                   0.11%
Total Annual Fund Operating Expenses                             0.56%
1 Although not contractually obligated to do so, the adviser waived certain amounts. These are described below along with the net expenses the Fund's Institutional Service Shares
actually paid for the fiscal year ended January 31, 1999.
 Waiver of Fund Expenses                                         0.15%
 Total Actual Annual Fund Operating Expenses (after waivers)     0.41%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.05% for the year ended January 31, 1999.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year     $  57
3 Years    $ 179
5 Years    $ 313
10 Years   $ 701



What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high quality fixed income securities maturing in 13 months or less. The average maturity of the Fund's portfolio will be 90 days or less.

In order to select individual investments, the Fund's investment adviser (Adviser) performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser assesses likely movements in interest rates based upon general economic and market conditions. Considering this assessment, the Adviser targets an average portfolio maturity range. The Adviser generally shortens the portfolio's average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. In adjusting the portfolio's average maturity, the Adviser selects among investments with different maturities comparing their relative returns.

INDUSTRY CONCENTRATION

The Fund intends to invest 25% or more of the value of its total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations; provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued or enhanced by approved banks.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must also repay the principal amount of the security, normally within a specified time.

The following describes the types of fixed income securities in which the Fund invests:

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities that the Fund purchases.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of nine months or less. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of debt obligations. Most asset backed securities involve consumer or commercial debts with maturities of less than 10 years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

REPURCHASE AGREEMENTS

Repurchase Agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a corporate money market fund are described below.

BOND MARKET RISKS

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses or with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $1,000,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within one year of opening the account. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

*  Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

*  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number, or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY INVEST-BY-PHONE

Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearing House member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

*  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

*  Fund Name and Share Class, account number and account registration;

*  amount to be redeemed; and

*  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

*  to allow your purchase to clear;

*  during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and private accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund Share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 26.


YEAR ENDED JANUARY 31                       1999         1998        1997        1996 1     1995
NET ASSET VALUE,

BEGINNING OF PERIOD                         $ 1.00       $ 1.00      $ 1.00      $ 1.00     $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                         0.05         0.05        0.05        0.06       0.04
LESS DISTRIBUTIONS:

Distributions from net

investment income                            (0.05)       (0.05)      (0.05)      (0.06)     (0.04)
NET ASSET VALUE, END OF PERIOD              $ 1.00       $ 1.00      $ 1.00      $ 1.00     $ 1.00
TOTAL RETURN 2                                5.27%        5.41%       5.15%       5.84%      4.26%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                      0.41%        0.39%       0.41%       0.42%      0.34%
Net investment income                         5.13%        5.32%       5.05%       5.68%      3.95%
Expense waiver/reimbursement 3                0.15%        0.17%       0.16%       0.08%      0.16%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)   $495,172     $325,390     $18,415     $20,372    $21,739


1 Federated Management became the Fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the Fund's investment adviser.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

JANUARY 31, 1999

PRINCIPAL

AMOUNT                                                                                          VALUE

                    SHORT-TERM NOTES-7.6%

                    BANKING-3.5%

  $  55,000,000     Abbey National Treasury Services, PLC, 4.990% - 5.500%,
                    2/2/1999 - 1/13/2000                                              $    54,988,009
     10,000,000     SALTS III Cayman Island Corp., (Guaranteed by Bankers Trust
                    International, PLC), 5.270%, 4/23/1999                                 10,000,000
     10,000,000     SALTS III Cayman Island Corp., (Guaranteed by Bankers Trust
                    International, PLC), 5.571%, 3/18/1999                                 10,000,000
                    TOTAL                                                                  74,988,009

                    BROKERAGE-0.9%

     20,000,000     Goldman Sachs Group, LP, 5.020%, 3/1/1999                              20,000,000
                    FINANCE - AUTOMOTIVE-0.8%
      1,047,856     Chase Manhattan Auto Owner Trust 1998-C, Class A1, 5.588%,

                    7/9/1999                                                                1,047,806
        664,124     Compass Auto Receivables Trust 1998-A, Class A-1, 5.659%,
                    7/15/1999                                                                 664,124
      9,500,000     Honda Auto Receivables 1999-1 Owner Trust, Class A-1,
                    4.974%, 2/15/2000                                                       9,500,000
      6,347,406     MMCA Auto Owner Trust 1998-1, Class A-1, 5.621%, 8/16/1999              6,347,406
                    TOTAL                                                                  17,559,336
                    FINANCE - COMMERCIAL-1.4%
     30,000,000  2  Beta Finance, Inc., 5.000% - 5.010%, 1/25/2000 - 2/1/2000              30,000,000
                    FINANCE - EQUIPMENT-0.6%
      1,746,227     Case Equipment Receivables Trust 1998-B, Class A-1, 5.608%,

                    9/15/1999                                                               1,746,227
     10,669,568     Newcourt Equipment Trust Securities 1998-2, Class A-1,
                    5.195%, 1/15/2000                                                      10,669,568
                    TOTAL                                                                  12,415,795

                    INSURANCE-0.4%

      9,000,000     WFS Financial 1998-C Owner Trust, Class A1, (Guaranteed by

                    FSA), 5.395%, 11/20/1999                                                9,000,000
                    TOTAL SHORT-TERM NOTES                                                163,963,140

                    CERTIFICATES OF DEPOSIT-10.0%

                    BANKING-10.0%

     10,000,000     Bankers Trust Co., New York, 5.645%, 2/26/1999                          9,999,770
     25,000,000     Canadian Imperial Bank of Commerce, 5.030%, 1/27/2000                  24,992,864
     45,000,000     Deutsche Bank, AG, 5.310%, 5/3/1999                                    45,042,905
     10,000,000     First National Bank of Maryland, Baltimore, 5.020%,
                    1/25/2000                                                               9,997,161

PRINCIPAL

AMOUNT                                                                                          VALUE

                    CERTIFICATES OF DEPOSIT-continued

                    BANKING-CONTINUED

 $   15,000,000     KeyBank, N.A., 5.080%, 4/9/1999                                  $     15,000,000
     20,000,000     Societe Generale, Paris, 5.645%, 2/26/1999                             19,999,540
     18,000,000     Svenska Handelsbanken, Stockholm, 5.705% - 5.800%, 4/6/1999
                    - 5/14/1999                                                            17,999,991
     75,000,000     Toronto-Dominion Bank, 5.020%, 1/10/2000                               74,972,808
                    TOTAL CERTIFICATES OF DEPOSIT                                         218,005,039
                    COMMERCIAL PAPER -50.5% 1

                    AEROSPACE/AUTO-2.6%

     57,000,000     Johnson Controls, Inc., 5.379% - 5.502%, 2/5/1999 - 3/5/1999           56,910,469
                    BANKING-24.2%

     47,500,000     Aspen Funding Corp., (Guaranteed by MBIA, Guaranteed by

                    Deutsche Bank, AG), 5.110% - 5.641%, 2/22/1999 - 2/25/1999             47,355,528
      8,000,000     Bankers Trust Corp., 5.656%, 2/3/1999                                   7,997,556
     50,000,000     Canadian Imperial Holdings, Inc., (Guaranteed by Canadian

                    Imperial Bank of Commerce), 4.984%, 2/22/1999                          49,857,083
      9,000,000     Cregem North America, Inc., (Guaranteed by Credit Communal
                    de Belgique, Brussles), 4.943%, 2/23/1999                               8,973,270
     56,459,000     Fountain Square Commercial Funding Corp., (Fifth Third Bank,
                    Cincinnati, Support Agreement), 4.981% - 5.372%, 2/1/1999 -

                    7/6/1999                                                               56,036,007
    105,130,000   2 Gotham Funding Corp., 5.103% - 5.122%, 2/10/1999 - 2/16/1999          104,977,782
     30,000,000     Greenwich Funding Corp., 4.889%, 4/15/1999                             29,706,175
    100,000,000     J.P. Morgan & Co., Inc., 4.905%, 4/15/1999                             99,017,542
     78,000,000     Lloyds Bank PLC, London, 5.060%, 2/25/1999                             77,742,080
     10,000,000     PEMEX Capital, Inc., (Societe Generale, Paris LOC), 4.897%,
                    4/22/1999                                                               9,892,444
     25,000,000     Westpac Capital Corp., (Guaranteed by Westpac Banking Corp.
                    Ltd., Sydney), 5.029%, 5/14/1999                                       24,654,333
      9,193,000     Wood Street Funding Corp., (PNC Bank, N.A. Support
                    Agreement), 4.889%, 2/19/1999                                           9,170,615
                    TOTAL                                                                 525,380,415

                    CHEMICALS-1.2%

     25,045,000     IMC Global, Inc., 5.020% - 6.295%, 2/12/1999 - 2/24/1999               24,965,936
                    FINANCE - AUTOMOTIVE-1.2%
     25,000,000     Ford Motor Credit Corp., 5.138%, 2/5/1999                              24,985,972
PRINCIPAL

AMOUNT                                                                                          VALUE

                    COMMERCIAL PAPER-continued 1
                    FINANCE - COMMERCIAL-13.6%

 $   56,000,000     Beta Finance, Inc., 4.997% - 5.634%, 2/5/1999 - 3/8/1999         $     55,808,430
     60,000,000     Falcon Asset Securitization Corp., (Guaranteed by AMBAC),
                    5.321% - 5.331%, 2/11/1999 - 2/25/1999                                 59,851,083
     50,000,000     General Electric Capital Corp., 5.037% - 5.455%, 2/12/1999 -
                    3/17/1999                                                              49,744,703
     10,000,000     Receivables Capital Corp., 5.450%, 2/12/1999                            9,983,531
    119,000,000     Sheffield Receivables Corp., 4.891% - 5.499%, 2/5/1999 -
                    3/23/1999                                                             118,466,096
                    TOTAL                                                                 293,853,843

                    FINANCE - EQUIPMENT-0.4%

      9,350,000     Comdisco, Inc., 5.015% - 5.031%, 2/10/1999 - 3/10/1999                  9,332,576
                    FINANCE - RETAIL-4.5%
      3,000,000     American Express Credit Corp., 5.023%, 4/12/1999                        2,971,417
     17,000,000     Associates Corp. of North America, 4.931% - 5.401%, 3/9/1999
                    - 3/22/1999                                                            16,890,868
     49,000,000     Associates First Capital B.V., (Guaranteed by Associates

                    First Capital Corp.), 4.888% - 4.908%, 4/20/1999 - 5/18/1999           48,393,298
     30,000,000     Associates First Capital Corp., 5.094%, 5/28/1999                      29,519,567
                    TOTAL                                                                  97,775,150
                    FOREST PRODUCTS-0.4%

      9,398,000     Temple-Inland, Inc., 5.000% - 5.018%, 2/16/1999 - 2/26/1999             9,368,249
                    INSURANCE-1.5%

     22,001,000     CNA Financial Corp., 5.015% - 5.022%, 2/10/1999 - 4/26/1999            21,851,053
     10,000,000     CXC, Inc., (Guaranteed by FGIC, Guaranteed by AMBAC,
                    Guaranteed by MBIA, Guaranteed by Export-Import Bank),

                    5.161%, 5/17/1999                                                       9,853,292
                    TOTAL                                                                  31,704,345

                    MACHINERY, EQUIPMENT, AUTO-0.4%

      8,000,000     Eaton Corp., 5.649%, 5/21/1999                                          7,868,716
                    OIL & OIL FINANCE-0.1%
      2,731,000     Occidental Petroleum Corp., 5.755%, 2/19/1999                           2,723,217
                    TELECOMMUNICATIONS-0.2%

      4,920,000     MCI Worldcom, Inc., 5.063%, 4/7/1999                                    4,875,583
                    TRANSPORTATION-0.2%

      5,112,000     FDX Corp., 6.211% - 6.246%, 2/10/1999 - 2/11/1999                       5,103,860
                    TOTAL COMMERCIAL PAPER                                              1,094,848,331

PRINCIPAL

AMOUNT                                                                                          VALUE

                    NOTES - VARIABLE-18.1% 3

                    BANKING-11.9%

  $   9,505,000     500 South Front St. L.P., Series A, (Huntington National
                    Bank, Columbus, OH LOC), 4.910%, 2/4/1999                        $      9,505,000
      5,645,000     500 South Front St. L.P., Series B, (Huntington National
                    Bank, Columbus, OH LOC), 4.910%, 2/4/1999                               5,645,000
      1,335,000     Alabama State IDA, (Nichols Research Corp.), (SouthTrust
                    Bank of Alabama, Birmingham LOC), 5.020%, 2/5/1999                      1,335,000
      3,150,000     Associated Materials, Inc., (KeyBank, N.A. LOC), 4.930%,
                    2/5/1999                                                                3,150,000
      1,805,000     Athens-Clarke County, GA IDA, Barrett Project, Series 1995,
                    (Columbus Bank and Trust Co., GA LOC), 5.080%, 2/4/1999                 1,805,000
     10,000,000     Bankers Trust Co., New York, 4.880%, 6/4/1999                           9,997,698
     16,400,000   2 Bankers Trust Corp., 144A, 4.960%, 2/1/1999                            16,400,000
     20,000,000   2 Bankers Trust Corp., 4.960%, 2/1/1999                                  20,000,000
     16,900,000     Beverly California Corp., (PNC Bank, N.A. LOC), 4.938%,
                    2/1/1999                                                               16,900,000
     16,860,000     Beverly Hills Nursing Center, Inc., Medilodge Project,
                    Series 1996, (KeyBank, N.A. LOC), 4.960%, 2/4/1999                     16,860,000
      1,945,000     Bissett,William K. and Sheryl B., Multi-Option Adjustable
                    Rate Notes, (Huntington National Bank, Columbus, OH LOC),

                    4.910%, 2/4/1999                                                        1,945,000
      6,715,000     Briarwood L.P. Project, Series 1999, (Bank One, Ohio, N.A.
                    LOC), 4.970%, 2/4/1999                                                  6,715,000

        640,000     Carmel, IN, Telamon Corp, Series 1996-C, (Huntington

                    National Bank, Columbus, OH LOC), 5.010%, 2/4/1999                        640,000
        965,000     Carmel, IN, Telamon Corp, Series A, (Huntington National
                    Bank, Columbus, OH LOC), 5.010%, 2/4/1999                                 965,000
      1,055,000     Carmel, IN, Telamon Corp, Series B, (Huntington National
                    Bank, Columbus, OH LOC), 5.010%, 2/4/1999                               1,055,000
      2,020,000     Continental Downtown Properties, (Huntington National Bank,
                    Columbus, OH LOC), 4.910%, 2/4/1999                                     2,020,000
      5,900,000     Dellridge Care Center L.P., Series 1997, (First National
                    Bank of Maryland, Baltimore LOC), 5.000%, 2/3/1999                      5,900,000
      3,605,000     Denver Urban Renewal Authority, Series 1992-B, (Paribas,
                    Paris LOC), 5.020%, 2/4/1999                                            3,605,000
      9,820,000     ERC Real Estate LLC, (KeyBank, N.A. LOC), 4.910%, 2/4/1999              9,820,000
      5,000,000     Industrial Dimensions, Inc., Series 1999, (Fifth Third Bank
                    of Northwestern OH LOC), 5.000%, 2/4/1999                               5,000,000
PRINCIPAL

AMOUNT                                                                                          VALUE

                    NOTES - VARIABLE-continued 3

                    BANKING-CONTINUED

 $    9,139,000     International Processing Corp, (Bank One, Kentucky LOC),
                    4.960%, 2/4/1999                                                 $      9,139,000
      2,250,000     Jeffersonville, IN, Series 1997-B, Wayne Steel, Inc., (Bank

                    One, Ohio, N.A. LOC), 4.910%, 2/4/1999                                  2,250,000
      4,000,000     Lake Sherwood Senior Living Center, LLC, (Union Planters NB,
                    Memphis, TN LOC), 5.220%, 2/4/1999                                      4,000,000
      2,000,000     Liquid Asset Backed Securities Trust, Series 1996-3,
                    (Westdeutsche Landesbank Girozentrale Swap Agreement),

                    5.020%, 2/16/1999                                                       2,000,000
     11,260,154   2 Liquid Asset Backed Securities Trust, Series 1997-1,
                    (Westdeutsche Landesbank Girozentrale Swap Agreement),

                    5.000%, 2/16/1999                                                      11,260,154
      4,100,000     Melberger, Clifford K. and Ruth B., (PNC Bank, N.A. LOC),
                    4.938%, 2/1/1999                                                        4,100,000

      6,860,000     Pine Ridge Associates, LTD., (Mellon Bank N.A., Pittsburgh

                    LOC), 5.000%, 2/3/1999                                                  6,860,000

      2,300,000     Poly Foam International, Inc., (National City Bank, Ohio

                    LOC), 4.920%, 2/4/1999                                                  2,300,000
      7,335,000     Rubloff- Rockford, LLC, Series 1997, (National City Bank,
                    Michigan/Illinois LOC), 5.000%, 2/3/1999                                7,335,000
     17,100,000     Scranton Times, L.P., Series 1997, (PNC Bank, N.A. LOC),
                    4.938%, 2/1/1999                                                       17,100,000
     17,000,000     Societe Generale, Paris, 4.883%, 8/11/1999                             16,994,140
      2,785,000     Solon, OH, Schneps, (Bank One, Ohio, N.A. LOC), 4.910%,

                    2/4/1999                                                                2,785,000

        645,000     Southeast Regional Holdings, LLC, Series 1995-A, (Columbus

                    Bank and Trust Co., GA LOC), 5.170%, 2/4/1999                             645,000
      8,560,000     Southern Coil Processing, Inc. Notes, (Amsouth Bank N.A.,
                    Birmingham LOC), 5.000%, 2/4/1999                                       8,560,000
      4,300,000     Spencer County, IN, American Oxide Co. Project, (Bank of
                    Tokyo-Mitsubishi Ltd. LOC), 5.540%, 2/4/1999                            4,300,000
      1,680,000     Team Rahal of Mechanicsburg, Inc., Series 1997, (Huntington
                    National Bank, Columbus, OH LOC), 4.910%, 2/4/1999                      1,680,000
      1,840,000     Team Rahal, Inc., Series 1997, (Huntington National Bank,
                    Columbus, OH LOC), 4.910%, 2/4/1999                                     1,840,000
      7,300,000     Tift County, GA Development Authority, Chickasha of Georgia
                    Project, Series 1997, (Bank of Tokyo-Mitsubishi Ltd. LOC),

                    5.040%, 2/3/1999                                                        7,300,000

      1,700,000     Village Green Finance Co., LLC, Series 1997, (Wachovia Bank

                    of NC, N.A., Winston-Salem LOC), 4.940%, 2/3/1999                       1,700,000
      1,463,000     Vista Funding Corp., Series 1995-A, (Star Bank, N.A.,
                    Cincinnati LOC), 5.040%, 2/4/1999                                       1,463,000
      6,040,000     Westcourt, (Bank One, Texas N.A. LOC), 4.960%, 2/4/1999                 6,040,000
                    TOTAL                                                                 258,913,992

PRINCIPAL

AMOUNT                                                                                          VALUE

                    NOTES - VARIABLE-continued 3
                    FINANCE - EQUIPMENT-0.5%

 $   10,000,000   2 Comdisco, Inc., 144A Notes, 5.350%, 2/26/1999                    $     10,000,000
                    FINANCE - RETAIL-0.6%
      7,000,000     AFS Insurance Premium Receivables Trust, Series 1994-A,

                    5.556%, 2/16/1999                                                       7,000,000
      6,000,000   2 Bishop's Gate Residential Mortgage Trust 1998-2, Class A-1,
                    5.747%, 2/10/1999                                                       6,000,000
                    TOTAL                                                                  13,000,000

                    INSURANCE-5.1%

     15,000,000     Jackson National Life Insurance Co., 5.040%, 2/22/1999                 15,000,000
      5,000,000     Jackson National Life Insurance Co., 5.289%, 2/1/1999                   5,000,000
     10,000,000     Jackson National Life Insurance Co., 5.310%, 2/1/1999                  10,000,000
     15,583,393     Liquid Asset Backed Securities Trust, Series 1997-3 Senior
                    Notes, (Guaranteed by AMBAC), 5.254%, 3/28/1999                        15,583,393
     25,000,000     Peoples Security Life Insurance Company, 5.390%, 2/12/1999             25,000,000
     15,000,000     Principal Life Insurance Company, 5.410%, 3/1/1999                     15,000,000
     15,000,000     Security Life of Denver Insurance Co., 5.028%, 2/28/1999               15,000,000
      5,000,000     Transamerica Life Insurance and Annuity Co., 5.136%,

                    4/1/1999                                                                5,000,000
      5,000,000     Transamerica Occidental Life Insurance Co., 5.525%, 3/6/1999            5,000,000
                    TOTAL                                                                 110,583,393
                    TOTAL NOTES - VARIABLE                                                392,497,385
                    LOAN PARTICIPATION-4.5%
                    ELECTRICAL EQUIPMENT-0.6%

     12,100,000     Mt. Vernon Phenol Plant Partnership, (Guaranteed by General

                    Electric Co.), 5.370%, 5/17/1999                                       12,100,000
                    FINANCE - AUTOMOTIVE-1.8%

     40,000,000     General Motors Acceptance Corp., Mortgage of PA, (Guaranteed

                    by General Motors Acceptance Corp.), 5.120%, 2/1/1999                  40,000,000
                    FINANCE - EQUIPMENT-2.1%

     46,000,000     Pitney Bowes Credit Corp., 5.046%, 2/10/1999                           45,942,213
                    TOTAL LOAN PARTICIPATION                                               98,042,213
                    SHORT-TERM MUNICIPALS-0.0%

                    BANKING-0.0%

        935,000     Colorado Health Facilities Authority, Series B, (Bank One,

                    Colorado LOC), 4.960%, 2/4/1999                                           935,000
PRINCIPAL

AMOUNT                                                                                          VALUE

                    REPURCHASE AGREEMENTS-9.5% 4

 $   50,000,000     Bankers Trust Co., New York, 4.820%, dated 1/29/1999, due
                    2/1/1999                                                         $     50,000,000
      6,550,000     Bear, Stearns and Co., 4.820%, dated 1/29/1999, due 2/1/1999            6,550,000
     50,000,000     Nationsbanc Montgomery Securities, Inc., 4.820%, dated

                    1/29/1999, due 2/1/1999                                                50,000,000
     50,000,000     Paribas Corp., 4.820%, dated 1/29/1999, due 2/1/1999                   50,000,000
     23,900,000     Societe Generale Securities Corp., 4.730%, dated 1/29/1999,
                    due 2/1/1999                                                           23,900,000
     25,000,000     Toronto Dominion Securities (USA) Inc., 4.730%, dated
                    1/29/1999, due 2/1/1999                                                25,000,000
                    TOTAL REPURCHASE AGREEMENTS                                           205,450,000
                    TOTAL INVESTMENTS (AT AMORTIZED COST) 5                           $ 2,173,741,108


1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At January 31, 1999, these securities amounted to $198,637,936 which represents 9.2% of net assets.

3 Current rate and next reset date shown.

4 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($2,169,392,901) at January 31, 1999.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation FGIC -Financial Guaranty Insurance Company FSA -Financial Security Assurance IDA -Industrial Development Authority LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JANUARY 31, 1999


ASSETS:
Investments in repurchase agreements                             $   205,450,000
Investments in securities                                          1,968,291,108
Total investments in securities, at amortized cost and value                         $ 2,173,741,108
Cash                                                                                          12,042
Income receivable                                                                          8,695,808
TOTAL ASSETS                                                                           2,182,448,958
LIABILITIES:

Payable for investments purchased                                     10,000,000
Payable for shares redeemed                                              295,068
Income distribution payable                                            2,579,579
Accrued expenses                                                         181,410
TOTAL LIABILITIES                                                                         13,056,057
Net assets for 2,169,392,901 shares outstanding                                      $ 2,169,392,901
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
SHARE:
INSTITUTIONAL SHARES:
$1,474,123,184 / 1,474,123,184 shares outstanding                                              $1.00
INSTITUTIONAL SERVICE SHARES:
$495,172,173 / 495,172,173 shares outstanding                                                  $1.00
INSTITUTIONAL CAPITAL SHARES:
$200,097,544 / 200,097,544 shares outstanding                                                  $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED JANUARY 31, 1999


INVESTMENT INCOME:
Interest                                                                                             $ 90,324,831
EXPENSES:

Investment advisory fee                                                           $  3,264,534
Administrative personnel and services fee                                            1,230,729
Custodian fees                                                                         117,892
Transfer and dividend disbursing agent fees and expenses                               113,679
Directors'/Trustees' fees                                                               11,486
Auditing fees                                                                           14,192
Legal fees                                                                              11,491
Portfolio accounting fees                                                              184,121
Shareholder services fee-Institutional Shares                                        2,826,910
Shareholder services fee-Institutional Service Shares                                  960,721
Shareholder services fee-Institutional Capital Shares                                  292,774
Share registration costs                                                                40,925
Printing and postage                                                                    18,818
Insurance premiums                                                                     107,792
Miscellaneous                                                                           11,466
TOTAL EXPENSES                                                                       9,207,530
WAIVERS:
Waiver of investment advisory fee                             $  (2,420,288)
Waiver of shareholder services fee-Institutional Shares          (2,826,910)
Waiver of shareholder services fee-Institutional Capital
Shares                                                             (175,665)
TOTAL WAIVERS                                                                       (5,422,863)
Net expenses                                                                                            3,784,667
Net investment income                                                                                $ 86,540,164


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


YEAR ENDED JANUARY 31                                              1999                    1998
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income                                            $      86,540,164       $      50,489,449
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Institutional Shares                                                   (60,707,164)            (40,931,344)
Institutional Service Shares                                           (19,716,305)             (8,059,884)
Institutional Capital Shares                                            (6,116,695)             (1,498,221)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS

TO SHAREHOLDERS                                                        (86,540,164)            (50,489,449)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                        26,516,611,802          15,976,645,016
Net asset value of shares issued to shareholders in payment

of distributions declared                                               51,764,190              33,029,994
Cost of shares redeemed                                            (25,657,179,044)        (15,177,894,329)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                 911,196,948             831,780,681
Change in net assets                                                   911,196,948             831,780,681
NET ASSETS:

Beginning of period                                                  1,258,195,953             426,415,272
End of period                                                    $   2,169,392,901       $   1,258,195,953


See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JANUARY 31, 1999

ORGANIZATION

Money Market Obligations Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Prime Value Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide a high level of current income consistent with stability of principal and liquidity.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal taxes is necessary.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at January 31, 1999 is as follows:



SECURITY                                                        ACQUISITION DATE                     ACQUISITION COST
Bankers Trust Corp. 144A, 4.960%, 2/1/1999                      8/7/1998                              $    16,400,000
Bankers Trust Corp., 4.960%, 2/1/1999                           2/3/1998                                   20,000,000
Beta Finance, Inc., 5.000% - 5.010%, 1/25/2000 - 2/1/2000       1/25/1999 - 2/1/1999                       30,000,000
Bishop's Gate Residential Mortgage Trust, 5.747%, 2/10/1999     12/11/1998                                  6,000,000
Comdisco, Inc., 144A Notes, 5.350%, 2/26/1999                   8/26/1998                                  10,000,000
Gotham Funding Corp., 5.103% - 5.122%, 2/10/1999 - 2/16/1999    1/11, 1/13, 1/14, 1/15 - 1/19/1999        104,695,064
Liquid Asset Backed Securities Trust, Series 1997-1, 5.000%,
2/16/1999                                                       2/19/1997                                  11,260,154


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.001 par value) for each class of shares. At January 31, 1999, capital paid-in aggregated $2,169,392,201.

Transactions in shares were as follows:



YEAR ENDED JANUARY 31                                        1999                1998
INSTITUTIONAL SHARES

Shares sold                                                   19,781,464,858      13,256,360,968
Shares issued to shareholders in payment of distributions
declared                                                          34,346,178          26,084,298
Shares redeemed                                              (19,207,430,021)    (12,804,697,557)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS       608,381,015         477,747,709


YEAR ENDED JANUARY 31                                        1999                1998
INSTITUTIONAL SERVICE SHARES

Shares sold                                                    5,129,107,787       1,999,938,515
Shares issued to shareholders in payment of distributions
declared                                                          12,725,748           5,524,975
Shares redeemed                                               (4,972,051,133)     (1,698,488,527)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE

SHARE TRANSACTIONS                                               169,782,402         306,974,963


YEAR ENDED JANUARY 31                                        1999                1998
INSTITUTIONAL CAPITAL SHARES

Shares sold                                                    1,606,039,157         720,345,533
Shares issued to shareholders in payment of distributions
declared                                                           4,692,264           1,420,721
Shares redeemed                                               (1,477,697,890)       (674,708,245)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL

SHARE TRANSACTIONS                                               133,033,531          47,058,009
NET CHANGE RESULTING FROM SHARE TRANSACTIONS                     911,196,948         831,780,681


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. Effective March 31, 1999, the Adviser will merge into Federated Investment Management Company (formerly Federated Advisers). The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended January 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $324,480,000 and $320,920,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Ernst & Young LLP, Independent Auditors

TO THE SHAREHOLDERS AND TRUSTEES OF
PRIME VALUE OBLIGATIONS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prime Value Obligations Fund, a portfolio of Money Market Obligations Trust II, as of January 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Value Obligations Fund at January 31, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts
March 15, 1999

Prime Value Obligations Fund

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL SERVICE SHARES

MARCH 31, 1999

A Statement of Additional Information (SAI) dated March 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's semi-annual report to shareholders as it becomes available. To obtain the SAI, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

 [Graphic]

 Prime Value Obligations Fund
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Investment Company Act File No. 7364
Cusip 608912507

G01881-02-SS (3/99)

[Graphic]

PROSPECTUS

Prime Value Obligations Fund

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL CAPITAL SHARES

A money market mutual fund seeking to achieve current income consistent with stability of principal and liquidity.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

MARCH 31, 1999

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  2

What are the Fund's Investment Strategies?  3

What are the Principal Securities in

Which the Fund Invests?  3

What are the Specific Risks of Investing in the Fund?  5

What Do Shares Cost?  5

How is the Fund Sold?  5

How to Purchase Shares  6

How to Redeem Shares  7

Account and Share Information  9

Who Manages the Fund?  9

Financial Information  10

Report of Ernst & Young LLP, Independent Auditors  26

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

This investment objective may be changed by the Fund's Trustees without shareholder approval.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a portfolio of high quality fixed income securities maturing in 13 months or less. The average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Capital Shares as of the calendar year-end for each of the last five years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 6%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Capital Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998. The percentages noted are: 4.14%, 5.95%, 5.29%, 5.52% and 5.46%, respectively.

Historically, the Fund has maintained a constant $1.00 net asset value. The bar chart shows the variability of the Fund's Institutional Capital Shares total returns on a yearly basis.

The Fund's Institutional Capital Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon the net asset value.

Within the period shown in the Chart, the Fund's Institutional Capital Shares highest quarterly return was 1.49% (quarter ended June 30, 1995). Its lowest quarterly return was 0.78% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN

The following table represents the Fund's Institutional Capital Shares Average Annual Total Return through December 31, 1998.

CALENDAR PERIOD          FUND
1 Year                   5.46%
5 Years                  5.27%
Start of Performance 1   4.94%

1 The Fund's Institutional Capital Shares start of performance date was February 8, 1993.

Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield .

The Fund's Institutional Capital Shares 7- Day Net Yield as of 12/31/98 was
5.03%.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

PRIME VALUE OBLIGATIONS FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Capital Shares.



SHAREHOLDER FEES

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                            None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or
redemption proceeds, as applicable)                                      None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions)
(as a percentage of offering price)                                      None
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                              None
Exchange Fee                                                             None


        ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1 Expenses That are
Deducted From Fund Assets (as a percentage of average net assets) Management Fee
2 0.20% Distribution (12b-1) Fee None Shareholder Services Fee 3 0.25% Other
Expenses 0.13% Total Annual Fund Operating Expenses 0.58% 1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are described below along with the net expenses the Fund's Institutional Capital Shares actually paid for the fiscal year ended
January 31, 1999.

 Waiver of Fund Expenses                                                 0.30%
 Total Actual Annual Fund Operating Expenses (after waivers)             0.28%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund's Institutional Capital Shares (after the voluntary waiver) was 0.05% for the year ended January 31, 1999. 3 The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Capital Shares (after the voluntary reduction) was 0.10% for the year ended January 31, 1999.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Capital Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Capital Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Capital Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year       $    59
3 Years      $   186
5 Years      $   324
10 Years     $   726



What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high quality fixed income securities maturing in 13 months or less. The average maturity of the Fund's portfolio will be 90 days or less.

In order to select individual investments, the Fund's investment adviser (Adviser) performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser assesses likely movements in interest rates based upon general economic and market conditions. Considering this assessment, the Adviser targets an average portfolio maturity range. The Adviser generally shortens the portfolio's average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. In adjusting the portfolio's average maturity, the Adviser selects among investments with different maturities comparing their relative returns.

INDUSTRY CONCENTRATION

The Fund intends to invest 25% or more of the value of its total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations; provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued or enhanced by approved banks.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must also repay the principal amount of the security, normally within a specified time.

The following describes the types of fixed income securities in which the Fund invests:

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of nine months or less. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

ASSET BACKED SECURITIES

Asset Backed Securities are payable from pools of debt obligations. Most asset backed securities involve consumer or commercial debts with maturities of less than 10 years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

REPURCHASE AGREEMENTS

Repurchase Agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a corporate money market fund are described below.

BOND MARKET RISKS

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similiar businesses or with similiar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $1,000,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within one year of opening the account. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Capital Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire

ABA Number 011000028
Attention: EDGEWIRE

Wire Order Number, Dealer Number, or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

If you send your check BY A PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY INVEST-BY-PHONE

Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearing House member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 3:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

Send requests BY PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund Share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights-Institutional Capital Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Yound LLP, Independent Auditors on page 26.



YEAR ENDED JANUARY 31                          1999        1998        1997
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00      $ 1.00      $ 1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                          0.05        0.05        0.05
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.05)      (0.05)      (0.05)
Net Asset Value, End of Period               $ 1.00      $ 1.00      $ 1.00
TOTAL RETURN 1                                 5.40%       5.55%       5.26%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                       0.28%       0.27%       0.28%
Net investment income                          5.23%       5.61%       5.17%
Expense waiver/reimbursement 2                 0.30%       0.32%       0.31%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $200,098     $67,064     $20,006


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

JANUARY 31, 1999



PRINCIPAL

AMOUNT                                                                                     VALUE
                                                                                    < C>
                    SHORT-TERM NOTES-7.6%

                    BANKING-3.5%

  $  55,000,000     Abbey National Treasury Services, PLC, 4.990% - 5.500%,
                    2/2/1999 - 1/13/2000                                              $    54,988,009
     10,000,000     SALTS III Cayman Island Corp., (Guaranteed by Bankers Trust
                    International, PLC), 5.270%, 4/23/1999                                 10,000,000
     10,000,000     SALTS III Cayman Island Corp., (Guaranteed by Bankers Trust
                    International, PLC), 5.571%, 3/18/1999                                 10,000,000
                    TOTAL                                                                  74,988,009

                    BROKERAGE-0.9%

     20,000,000     Goldman Sachs Group, LP, 5.020%, 3/1/1999                              20,000,000
                    FINANCE - AUTOMOTIVE-0.8%
      1,047,856     Chase Manhattan Auto Owner Trust 1998-C, Class A1, 5.588%,

                    7/9/1999                                                                1,047,806
        664,124     Compass Auto Receivables Trust 1998-A, Class A-1, 5.659%,
                    7/15/1999                                                                 664,124
      9,500,000     Honda Auto Receivables 1999-1 Owner Trust, Class A-1,
                    4.974%, 2/15/2000                                                       9,500,000
      6,347,406     MMCA Auto Owner Trust 1998-1, Class A-1, 5.621%, 8/16/1999              6,347,406
                    TOTAL                                                                  17,559,336
                    FINANCE - COMMERCIAL-1.4%
     30,000,000  2  Beta Finance, Inc., 5.000% - 5.010%, 1/25/2000 - 2/1/2000              30,000,000
                    FINANCE - EQUIPMENT-0.6%
      1,746,227     Case Equipment Receivables Trust 1998-B, Class A-1, 5.608%,

                    9/15/1999                                                               1,746,227
     10,669,568     Newcourt Equipment Trust Securities 1998-2, Class A-1,
                    5.195%, 1/15/2000                                                      10,669,568
                    TOTAL                                                                  12,415,795

                    INSURANCE-0.4%

      9,000,000     WFS Financial 1998-C Owner Trust, Class A1, (Guaranteed by

                    FSA), 5.395%, 11/20/1999                                                9,000,000
                    TOTAL SHORT-TERM NOTES                                                163,963,140

                    CERTIFICATES OF DEPOSIT-10.0%

                    BANKING-10.0%

     10,000,000     Bankers Trust Co., New York, 5.645%, 2/26/1999                          9,999,770
     25,000,000     Canadian Imperial Bank of Commerce, 5.030%, 1/27/2000                  24,992,864
     45,000,000     Deutsche Bank, AG, 5.310%, 5/3/1999                                    45,042,905
     10,000,000     First National Bank of Maryland, Baltimore, 5.020%,
                    1/25/2000                                                               9,997,161

PRINCIPAL

AMOUNT                                                                                     VALUE

                    CERTIFICATES OF DEPOSIT-continued

                    BANKING-CONTINUED

 $   15,000,000     KeyBank, N.A., 5.080%, 4/9/1999                                    $   15,000,000
     20,000,000     Societe Generale, Paris, 5.645%, 2/26/1999                             19,999,540
     18,000,000     Svenska Handelsbanken, Stockholm, 5.705% - 5.800%, 4/6/1999
                    - 5/14/1999                                                            17,999,991
     75,000,000     Toronto-Dominion Bank, 5.020%, 1/10/2000                               74,972,808
                    TOTAL CERTIFICATES OF DEPOSIT                                         218,005,039
                    COMMERCIAL PAPER -50.5% 1

                    AEROSPACE/AUTO-2.6%

     57,000,000     Johnson Controls, Inc., 5.379% - 5.502%, 2/5/1999 - 3/5/1999           56,910,469
                    BANKING-24.2%

     47,500,000     Aspen Funding Corp., (Guaranteed by MBIA, Guaranteed by

                    Deutsche Bank, AG), 5.110% - 5.641%, 2/22/1999 - 2/25/1999             47,355,528
      8,000,000     Bankers Trust Corp., 5.656%, 2/3/1999                                   7,997,556
     50,000,000     Canadian Imperial Holdings, Inc., (Guaranteed by Canadian

                    Imperial Bank of Commerce), 4.984%, 2/22/1999                          49,857,083
      9,000,000     Cregem North America, Inc., (Guaranteed by Credit Communal
                    de Belgique, Brussles), 4.943%, 2/23/1999                               8,973,270
     56,459,000     Fountain Square Commercial Funding Corp., (Fifth Third Bank,
                    Cincinnati, Support Agreement), 4.981% - 5.372%, 2/1/1999 -

                    7/6/1999                                                               56,036,007
    105,130,000   2 Gotham Funding Corp., 5.103% - 5.122%, 2/10/1999 - 2/16/1999          104,977,782
     30,000,000     Greenwich Funding Corp., 4.889%, 4/15/1999                             29,706,175
    100,000,000     J.P. Morgan & Co., Inc., 4.905%, 4/15/1999                             99,017,542
     78,000,000     Lloyds Bank PLC, London, 5.060%, 2/25/1999                             77,742,080
     10,000,000     PEMEX Capital, Inc., (Societe Generale, Paris LOC), 4.897%,
                    4/22/1999                                                               9,892,444
     25,000,000     Westpac Capital Corp., (Guaranteed by Westpac Banking Corp.
                    Ltd., Sydney), 5.029%, 5/14/1999                                       24,654,333
      9,193,000     Wood Street Funding Corp., (PNC Bank, N.A. Support
                    Agreement), 4.889%, 2/19/1999                                           9,170,615
                    TOTAL                                                                 525,380,415

                    CHEMICALS-1.2%

     25,045,000     IMC Global, Inc., 5.020% - 6.295%, 2/12/1999 - 2/24/1999               24,965,936
                    FINANCE - AUTOMOTIVE-1.2%
     25,000,000     Ford Motor Credit Corp., 5.138%, 2/5/1999                              24,985,972
PRINCIPAL

AMOUNT                                                                                     VALUE

                    COMMERCIAL PAPER-continued 1
                    FINANCE - COMMERCIAL-13.6%

 $   56,000,000     Beta Finance, Inc., 4.997% - 5.634%, 2/5/1999 - 3/8/1999           $   55,808,430
     60,000,000     Falcon Asset Securitization Corp., (Guaranteed by AMBAC),
                    5.321% - 5.331%, 2/11/1999 - 2/25/1999                                 59,851,083
     50,000,000     General Electric Capital Corp., 5.037% - 5.455%, 2/12/1999 -
                    3/17/1999                                                              49,744,703
     10,000,000     Receivables Capital Corp., 5.450%, 2/12/1999                            9,983,531
    119,000,000     Sheffield Receivables Corp., 4.891% - 5.499%, 2/5/1999 -
                    3/23/1999                                                             118,466,096
                    TOTAL                                                                 293,853,843

                    FINANCE - EQUIPMENT-0.4%

      9,350,000     Comdisco, Inc., 5.015% - 5.031%, 2/10/1999 - 3/10/1999                  9,332,576
                    FINANCE - RETAIL-4.5%
      3,000,000     American Express Credit Corp., 5.023%, 4/12/1999                        2,971,417
     17,000,000     Associates Corp. of North America, 4.931% - 5.401%, 3/9/1999
                    - 3/22/1999                                                            16,890,868
     49,000,000     Associates First Capital B.V., (Guaranteed by Associates

                    First Capital Corp.), 4.888% - 4.908%, 4/20/1999 - 5/18/1999           48,393,298
     30,000,000     Associates First Capital Corp., 5.094%, 5/28/1999                      29,519,567
                    TOTAL                                                                  97,775,150
                    FOREST PRODUCTS-0.4%

      9,398,000     Temple-Inland, Inc., 5.000% - 5.018%, 2/16/1999 - 2/26/1999             9,368,249
                    INSURANCE-1.5%

     22,001,000     CNA Financial Corp., 5.015% - 5.022%, 2/10/1999 - 4/26/1999            21,851,053
     10,000,000     CXC, Inc., (Guaranteed by FGIC, Guaranteed by AMBAC,
                    Guaranteed by MBIA, Guaranteed by Export-Import Bank),

                    5.161%, 5/17/1999                                                       9,853,292
                    TOTAL                                                                  31,704,345

                    MACHINERY, EQUIPMENT, AUTO-0.4%

      8,000,000     Eaton Corp., 5.649%, 5/21/1999                                          7,868,716
                    OIL & OIL FINANCE-0.1%
      2,731,000     Occidental Petroleum Corp., 5.755%, 2/19/1999                           2,723,217
                    TELECOMMUNICATIONS-0.2%

      4,920,000     MCI Worldcom, Inc., 5.063%, 4/7/1999                                    4,875,583
                    TRANSPORTATION-0.2%

      5,112,000     FDX Corp., 6.211% - 6.246%, 2/10/1999 - 2/11/1999                       5,103,860
                    TOTAL COMMERCIAL PAPER                                              1,094,848,331

PRINCIPAL

AMOUNT                                                                                     VALUE

                    NOTES - VARIABLE-18.1% 3

                    BANKING-11.9%

  $   9,505,000     500 South Front St. L.P., Series A, (Huntington National
                    Bank, Columbus, OH LOC), 4.910%, 2/4/1999                          $    9,505,000
      5,645,000     500 South Front St. L.P., Series B, (Huntington National
                    Bank, Columbus, OH LOC), 4.910%, 2/4/1999                               5,645,000
      1,335,000     Alabama State IDA, (Nichols Research Corp.), (SouthTrust
                    Bank of Alabama, Birmingham LOC), 5.020%, 2/5/1999                      1,335,000
      3,150,000     Associated Materials, Inc., (KeyBank, N.A. LOC), 4.930%,
                    2/5/1999                                                                3,150,000
      1,805,000     Athens-Clarke County, GA IDA, Barrett Project, Series 1995,
                    (Columbus Bank and Trust Co., GA LOC), 5.080%, 2/4/1999                 1,805,000
     10,000,000     Bankers Trust Co., New York, 4.880%, 6/4/1999                           9,997,698
     16,400,000   2 Bankers Trust Corp., 144A, 4.960%, 2/1/1999                            16,400,000
     20,000,000   2 Bankers Trust Corp., 4.960%, 2/1/1999                                  20,000,000
     16,900,000     Beverly California Corp., (PNC Bank, N.A. LOC), 4.938%,
                    2/1/1999                                                               16,900,000
     16,860,000     Beverly Hills Nursing Center, Inc., Medilodge Project,
                    Series 1996, (KeyBank, N.A. LOC), 4.960%, 2/4/1999                     16,860,000
      1,945,000     Bissett,William K. and Sheryl B., Multi-Option Adjustable
                    Rate Notes, (Huntington National Bank, Columbus, OH LOC),

                    4.910%, 2/4/1999                                                        1,945,000
      6,715,000     Briarwood L.P. Project, Series 1999, (Bank One, Ohio, N.A.
                    LOC), 4.970%, 2/4/1999                                                  6,715,000

        640,000     Carmel, IN, Telamon Corp, Series 1996-C, (Huntington

                    National Bank, Columbus, OH LOC), 5.010%, 2/4/1999                        640,000
        965,000     Carmel, IN, Telamon Corp, Series A, (Huntington National
                    Bank, Columbus, OH LOC), 5.010%, 2/4/1999                                 965,000
      1,055,000     Carmel, IN, Telamon Corp, Series B, (Huntington National
                    Bank, Columbus, OH LOC), 5.010%, 2/4/1999                               1,055,000
      2,020,000     Continental Downtown Properties, (Huntington National Bank,
                    Columbus, OH LOC), 4.910%, 2/4/1999                                     2,020,000
      5,900,000     Dellridge Care Center L.P., Series 1997, (First National
                    Bank of Maryland, Baltimore LOC), 5.000%, 2/3/1999                      5,900,000
      3,605,000     Denver Urban Renewal Authority, Series 1992-B, (Paribas,
                    Paris LOC), 5.020%, 2/4/1999                                            3,605,000
      9,820,000     ERC Real Estate LLC, (KeyBank, N.A. LOC), 4.910%, 2/4/1999              9,820,000
      5,000,000     Industrial Dimensions, Inc., Series 1999, (Fifth Third Bank
                    of Northwestern OH LOC), 5.000%, 2/4/1999                               5,000,000
PRINCIPAL

AMOUNT                                                                                     VALUE

                    NOTES - VARIABLE-continued 3

                    BANKING-CONTINUED

 $    9,139,000     International Processing Corp, (Bank One, Kentucky LOC),
                    4.960%, 2/4/1999                                                   $    9,139,000
      2,250,000     Jeffersonville, IN, Series 1997-B, Wayne Steel, Inc., (Bank

                    One, Ohio, N.A. LOC), 4.910%, 2/4/1999                                  2,250,000
      4,000,000     Lake Sherwood Senior Living Center, LLC, (Union Planters NB,
                    Memphis, TN LOC), 5.220%, 2/4/1999                                      4,000,000
      2,000,000     Liquid Asset Backed Securities Trust, Series 1996-3,
                    (Westdeutsche Landesbank Girozentrale Swap Agreement),

                    5.020%, 2/16/1999                                                       2,000,000
     11,260,154   2 Liquid Asset Backed Securities Trust, Series 1997-1,
                    (Westdeutsche Landesbank Girozentrale Swap Agreement),

                    5.000%, 2/16/1999                                                      11,260,154
      4,100,000     Melberger, Clifford K. and Ruth B., (PNC Bank, N.A. LOC),
                    4.938%, 2/1/1999                                                        4,100,000

      6,860,000     Pine Ridge Associates, LTD., (Mellon Bank N.A., Pittsburgh

                    LOC), 5.000%, 2/3/1999                                                  6,860,000

      2,300,000     Poly Foam International, Inc., (National City Bank, Ohio

                    LOC), 4.920%, 2/4/1999                                                  2,300,000
      7,335,000     Rubloff- Rockford, LLC, Series 1997, (National City Bank,
                    Michigan/Illinois LOC), 5.000%, 2/3/1999                                7,335,000
     17,100,000     Scranton Times, L.P., Series 1997, (PNC Bank, N.A. LOC),
                    4.938%, 2/1/1999                                                       17,100,000
     17,000,000     Societe Generale, Paris, 4.883%, 8/11/1999                             16,994,140
      2,785,000     Solon, OH, Schneps, (Bank One, Ohio, N.A. LOC), 4.910%,

                    2/4/1999                                                                2,785,000

        645,000     Southeast Regional Holdings, LLC, Series 1995-A, (Columbus

                    Bank and Trust Co., GA LOC), 5.170%, 2/4/1999                             645,000
      8,560,000     Southern Coil Processing, Inc. Notes, (Amsouth Bank N.A.,
                    Birmingham LOC), 5.000%, 2/4/1999                                       8,560,000
      4,300,000     Spencer County, IN, American Oxide Co. Project, (Bank of
                    Tokyo-Mitsubishi Ltd. LOC), 5.540%, 2/4/1999                            4,300,000
      1,680,000     Team Rahal of Mechanicsburg, Inc., Series 1997, (Huntington
                    National Bank, Columbus, OH LOC), 4.910%, 2/4/1999                      1,680,000
      1,840,000     Team Rahal, Inc., Series 1997, (Huntington National Bank,
                    Columbus, OH LOC), 4.910%, 2/4/1999                                     1,840,000
      7,300,000     Tift County, GA Development Authority, Chickasha of Georgia
                    Project, Series 1997, (Bank of Tokyo-Mitsubishi Ltd. LOC),

                    5.040%, 2/3/1999                                                        7,300,000

      1,700,000     Village Green Finance Co., LLC, Series 1997, (Wachovia Bank

                    of NC, N.A., Winston-Salem LOC), 4.940%, 2/3/1999                       1,700,000
      1,463,000     Vista Funding Corp., Series 1995-A, (Star Bank, N.A.,
                    Cincinnati LOC), 5.040%, 2/4/1999                                       1,463,000
      6,040,000     Westcourt, (Bank One, Texas N.A. LOC), 4.960%, 2/4/1999                 6,040,000
                    TOTAL                                                                 258,913,992

PRINCIPAL

AMOUNT                                                                                     VALUE

                    NOTES - VARIABLE-continued 3
                    FINANCE - EQUIPMENT-0.5%

 $   10,000,000   2 Comdisco, Inc., 144A Notes, 5.350%, 2/26/1999                     $    10,000,000
                    FINANCE - RETAIL-0.6%
      7,000,000     AFS Insurance Premium Receivables Trust, Series 1994-A,

                    5.556%, 2/16/1999                                                       7,000,000
      6,000,000   2 Bishop's Gate Residential Mortgage Trust 1998-2, Class A-1,
                    5.747%, 2/10/1999                                                       6,000,000
                    TOTAL                                                                  13,000,000

                    INSURANCE-5.1%

     15,000,000     Jackson National Life Insurance Co., 5.040%, 2/22/1999                 15,000,000
      5,000,000     Jackson National Life Insurance Co., 5.289%, 2/1/1999                   5,000,000
     10,000,000     Jackson National Life Insurance Co., 5.310%, 2/1/1999                  10,000,000
     15,583,393     Liquid Asset Backed Securities Trust, Series 1997-3 Senior
                    Notes, (Guaranteed by AMBAC), 5.254%, 3/28/1999                        15,583,393
     25,000,000     Peoples Security Life Insurance Company, 5.390%, 2/12/1999             25,000,000
     15,000,000     Principal Life Insurance Company, 5.410%, 3/1/1999                     15,000,000
     15,000,000     Security Life of Denver Insurance Co., 5.028%, 2/28/1999               15,000,000
      5,000,000     Transamerica Life Insurance and Annuity Co., 5.136%,

                    4/1/1999                                                                5,000,000
      5,000,000     Transamerica Occidental Life Insurance Co., 5.525%, 3/6/1999            5,000,000
                    TOTAL                                                                 110,583,393
                    TOTAL NOTES - VARIABLE                                                392,497,385
                    LOAN PARTICIPATION-4.5%
                    ELECTRICAL EQUIPMENT-0.6%

     12,100,000     Mt. Vernon Phenol Plant Partnership, (Guaranteed by General

                    Electric Co.), 5.370%, 5/17/1999                                       12,100,000
                    FINANCE - AUTOMOTIVE-1.8%

     40,000,000     General Motors Acceptance Corp., Mortgage of PA, (Guaranteed

                    by General Motors Acceptance Corp.), 5.120%, 2/1/1999                  40,000,000
                    FINANCE - EQUIPMENT-2.1%

     46,000,000     Pitney Bowes Credit Corp., 5.046%, 2/10/1999                           45,942,213
                    TOTAL LOAN PARTICIPATION                                               98,042,213
                    SHORT-TERM MUNICIPALS-0.0%

                    BANKING-0.0%

        935,000     Colorado Health Facilities Authority, Series B, (Bank One,

                    Colorado LOC), 4.960%, 2/4/1999                                           935,000
PRINCIPAL

AMOUNT                                                                                     VALUE
                                                                                      C>

                    REPURCHASE AGREEMENTS-9.5% 4

 $   50,000,000     Bankers Trust Co., New York, 4.820%, dated 1/29/1999, due
                    2/1/1999                                                          $    50,000,000
      6,550,000     Bear, Stearns and Co., 4.820%, dated 1/29/1999, due 2/1/1999            6,550,000
     50,000,000     Nationsbanc Montgomery Securities, Inc., 4.820%, dated

                    1/29/1999, due 2/1/1999                                                50,000,000
     50,000,000     Paribas Corp., 4.820%, dated 1/29/1999, due 2/1/1999                   50,000,000
     23,900,000     Societe Generale Securities Corp., 4.730%, dated 1/29/1999,
                    due 2/1/1999                                                           23,900,000
     25,000,000     Toronto Dominion Securities (USA) Inc., 4.730%, dated
                    1/29/1999, due 2/1/1999                                                25,000,000
                    TOTAL REPURCHASE AGREEMENTS                                           205,450,000
                    TOTAL INVESTMENTS (AT AMORTIZED COST) 5                           $ 2,173,741,108


1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At January 31, 1999, these securities amounted to $198,637,936 which represents 9.2% of net assets.

3 Current rate and next reset date shown.

4 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($2,169,392,901) at January 31, 1999.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation FGIC -Financial Guaranty Insurance Company FSA -Financial Security Assurance IDA -Industrial Development Authority LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JANUARY 31, 1999



ASSETS:
Investments in repurchase agreements                             $   205,450,000
Investments in securities                                          1,968,291,108
Total investments in securities, at amortized cost and value                         $ 2,173,741,108
Cash                                                                                          12,042
Income receivable                                                                          8,695,808
TOTAL ASSETS                                                                           2,182,448,958
LIABILITIES:

Payable for investments purchased                                     10,000,000
Payable for shares redeemed                                              295,068
Income distribution payable                                            2,579,579
Accrued expenses                                                         181,410
TOTAL LIABILITIES                                                                         13,056,057
Net assets for 2,169,392,901 shares outstanding                                      $ 2,169,392,901
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
SHARE:
INSTITUTIONAL SHARES:
$1,474,123,184 / 1,474,123,184 shares outstanding                                              $1.00
INSTITUTIONAL SERVICE SHARES:
$495,172,173 / 495,172,173 shares outstanding                                                  $1.00
INSTITUTIONAL CAPITAL SHARES:
$200,097,544 / 200,097,544 shares outstanding                                                  $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED JANUARY 31, 1999


INVESTMENT INCOME:
Interest                                                                                             $ 90,324,831

EXPENSES:

Investment advisory fee                                                           $  3,264,534
Administrative personnel and services fee                                            1,230,729
Custodian fees                                                                         117,892
Transfer and dividend disbursing agent fees and expenses                               113,679
Directors'/Trustees' fees                                                               11,486
Auditing fees                                                                           14,192
Legal fees                                                                              11,491
Portfolio accounting fees                                                              184,121
Shareholder services fee-Institutional Shares                                        2,826,910
Shareholder services fee-Institutional Service Shares                                  960,721
Shareholder services fee-Institutional Capital Shares                                  292,774
Share registration costs                                                                40,925
Printing and postage                                                                    18,818
Insurance premiums                                                                     107,792
Miscellaneous                                                                           11,466
TOTAL EXPENSES                                                                       9,207,530
WAIVERS:
Waiver of investment advisory fee                             $  (2,420,288)
Waiver of shareholder services fee-Institutional Shares          (2,826,910)
Waiver of shareholder services fee-Institutional Capital
Shares                                                             (175,665)
TOTAL WAIVERS                                                                       (5,422,863)
Net expenses                                                                                            3,784,667
Net investment income                                                                                $ 86,540,164


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



YEAR ENDED JANUARY 31                                                         1999                    1998
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income                                            $      86,540,164       $      50,489,449
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Institutional Shares                                                   (60,707,164)            (40,931,344)
Institutional Service Shares                                           (19,716,305)             (8,059,884)
Institutional Capital Shares                                            (6,116,695)             (1,498,221)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO

SHAREHOLDERS                                                           (86,540,164)            (50,489,449)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                        26,516,611,802          15,976,645,016
Net asset value of shares issued to shareholders in payment

of distributions declared                                               51,764,190              33,029,994
Cost of shares redeemed  (25,657,179,044)  (15,177,894,329)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                 911,196,948             831,780,681
Change in net assets                                                   911,196,948             831,780,681
NET ASSETS:

Beginning of period                                                  1,258,195,953             426,415,272
End of period                                                    $   2,169,392,901       $   1,258,195,953


See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JANUARY 31, 1999

ORGANIZATION

Money Market Obligations Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Prime Value Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide a high level of current income consistent with stability of principal and liquidity.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Institutional Capital Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal taxes is necessary.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at January 31, 1999 is as follows:



SECURITY                                                       ACQUISITION DATE                   ACQUISITION COST
Bankers Trust Corp. 144A, 4.960%, 2/1/1999                     8/7/1998                             $   16,400,000
Bankers Trust Corp., 4.960%, 2/1/1999                          2/3/1998                                 20,000,000
Beta Finance, Inc., 5.000% - 5.010%, 1/25/2000 - 2/1/2000      1/25/1999-2/1/1999                       30,000,000
Bishop's Gate Residential Mortgage Trust, 5.747%, 2/10/1999    12/11/1998                                6,000,000
Comdisco, Inc., 144A Notes, 5.350%, 2/26/1999                  8/26/1998                                10,000,000
Gotham Funding Corp., 5.103% - 5.122%, 2/10/1999 - 2/16/1999   1/11, 1/13, 1/14, 1/15-1/19/1999        104,695,064
Liquid Asset Backed Securities Trust, Series 1997-1,
5.000%, 2/16/1999                                              2/19/1997                                11,260,154


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.001 par value) for each class of shares. At January 31, 1999, capital paid-in aggregated $2,169,392,201.

Transactions in shares were as follows:



YEAR ENDED JANUARY 31                                                   1999                1998
INSTITUTIONAL SHARES

Shares sold                                                   19,781,464,858      13,256,360,968
Shares issued to shareholders in payment of distributions
declared                                                          34,346,178          26,084,298
Shares redeemed                                              (19,207,430,021)    (12,804,697,557)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS       608,381,015         477,747,709


YEAR ENDED JANUARY 31                                                   1999                1998
INSTITUTIONAL SERVICE SHARES

Shares sold                                                    5,129,107,787       1,999,938,515
Shares issued to shareholders in payment of distributions
declared                                                          12,725,748           5,524,975
Shares redeemed                                               (4,972,051,133)     (1,698,488,527)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE

SHARE TRANSACTIONS                                               169,782,402         306,974,963


YEAR ENDED JANUARY 31                                                    1999                1998
INSTITUTIONAL CAPITAL SHARES

Shares sold                                                    1,606,039,157         720,345,533
Shares issued to shareholders in payment of distributions
declared                                                           4,692,264           1,420,721
Shares redeemed                                               (1,477,697,890)       (674,708,245)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL

SHARE TRANSACTIONS                                               133,033,531          47,058,009
NET CHANGE RESULTING FROM SHARE TRANSACTIONS                     911,196,948         831,780,681


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. Effective March 31, 1999, the Adviser will merge into Federated Investment Management Company (formerly Federated Advisers). The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended January 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $324,480,000 and $320,920,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Ernst & Young LLP, Independent Auditors

TO THE SHAREHOLDERS AND TRUSTEES OF PRIME VALUE OBLIGATIONS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prime Value Obligations Fund, a portfolio of Money Market Obligations Trust II, as of January 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Value Obligations Fund at January 31, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts
March 15, 1999

Prime Value Obligations Fund

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL CAPITAL SHARES

MARCH 31, 1999

A Statement of Additional Information (SAI) dated March 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's semi-annual report to shareholders as it becomes available. To obtain the SAI, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[Graphic]

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No. 811-7364
Cusip 608912606

G01881-07 (3/99)

[Graphic]

STATEMENT OF ADDITIONAL INFORMATION

Prime Value Obligations Fund

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES
INSTITUTIONAL CAPITAL SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares, Institutional Service Shares, and Institutional Capital Shares of Prime Value Obligations Fund
(Fund), dated March 31, 1999. Obtain the prospectuses without charge by calling 1-800-341-7400.

MARCH 31, 1999

[Graphic]
Prime Value Obligations Fund

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

G01881-10 (3/99)

CONTENTS

How is the Fund Organized?  1

Securities in Which the Fund Invests  1

What Do Shares Cost?  5

How is the Fund Sold?  5

Subaccounting Services  5

Redemption in Kind  6

Massachusetts Partnership Law  6

Account and Share Information  6

Tax Information  6

Who Manages and Provides Services to the Fund?  7

How Does the Fund Measure Performance?  10

Who is Federated Investors, Inc.?  12

Addresses  13

How is the Fund Organized?

The Fund is a diversified portfolio of Money Market Obligations Trust II (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on November 16, 1992. The Trust may offer separate series of shares representing interests in separate portfolios of securities. On November 15, 1996, the Trust changed its name from Lehman Brothers Institutional Funds Group Trust to Money Market Obligations Trust II, and the Fund changed its name from Prime Value Money Market Fund to Prime Value Obligations Fund.

The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Institutional Shares, Institutional Service Shares, and Institutional Capital Shares (Shares). This SAI relates to all classes of the above-mentioned Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, Adviser to the Fund, merged into Federated Investment Management Company (formerly Federated Advisers).

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher credit risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund invests.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

MUNICIPAL SECURITIES

Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund intends to invest in taxable municipal securities.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

ASSET BACKED SECURITIES

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks.

ZERO COUPON SECURITIES

Zero Coupon Securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in- kind or PIK securities.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of nine months or less. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

INSURANCE CONTRACTS

Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Fund treats these contracts as fixed income securities.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing the credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risk by providing another source of payment for a fixed income security.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. In addition to the risks normally associated with United States securities of the same type, foreign securities are subject to country risk and currency risk.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase Agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements with banks and other recognized financial institutions, such as securities dealers, which are deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian is required to take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase Agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse Repurchase Agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

Delayed Delivery Transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to purchase the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of any cash collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to market risks and credit risks.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RATINGS

A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated A-1, A-1+, or A-2 by Standard & Poor's, Prime-1 or Prime- 2 by Moody's Investors Service, Inc., or F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS

BOND MARKET RISKS

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from companies such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses or with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

INVESTMENT LIMITATIONS

DIVERSIFICATION OF INVESTMENTS

The Fund may not purchase securities of any one issuer if as a result more than 5% of the value of the Fund's assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation and provided that there is no limitation with respect to investments in U.S. government securities.

ISSUING SENIOR SECURITIES, BORROWING MONEY AND PLEDGING ASSETS

The Fund may not borrow money, except that the Fund may: (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks or, subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser; and (ii) engage in reverse repurchase agreements, provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge, or hypothecate its assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets. Additional investments will not be made when borrowings exceed 5% of the Fund's assets.

CONCENTRATION OF INVESTMENTS

The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activivites in the same industry, except that the Fund intends to invest 25% or more of the value of its total assets in obligations of issuers in the banking industry or in obligations, such as repurchase agreements, secured by such obligations; provided that there is no limitation with respect to investments in U.S. government securities or, in bank instruments issued or enhanced by approved banks.

LENDING CASH OR SECURITIES

The Fund may not make loans, except that the Fund may: (i) purchase or hold debt obligations in accordance with its investment objective and policies; (ii) enter into repurchase agreements for securities; (iii) lend portfolio securities as described in the prospectus; and (iv) subject to specific authorization by the SEC, lend money to other funds advised by the adviser or an affiliate of the adviser.

UNDERWRITING

The Fund may not act as an underwriter of securities, except insofar as the Fund may be deemed an underwriter under applicable securities laws in selling portfolio securities.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate or real estate limited partnerships, provided that the Fund may purchase securities of issuers which invest in real estate or interests therein.

INVESTING IN COMMODITIES AND MINERALS

The Fund may not purchase or sell commodities contracts, or invest in oil, gas or mineral exploration or development programs or in mineral leases.

The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 10% of the value of its net assets in illiquid securities including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice.

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

INVESTING IN OPTIONS

The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

INVESTING IN NEW ISSUERS

The Fund will not invest more than 15% of the value of its total assets in securities of companies (including predecessors) with less than three years of continuous operation.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized rating services, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

What Do Shares Cost?

The net asset value (NAV) for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution- related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of March 4, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Sunamerica National Life Insurance Company, Los Angeles, California, 5.34% of Institutional Shares; Federated Investors Management Company, Pittsburgh, Pennsylvania, 14.20% of Institutional Shares; Hare & Co., New York, New York, 8.58% of Institutional Service Shares; Thafnab & Co., Terre Haute First National Bank, Terre Haute, Indiana, 10.94% of Institutional Service Shares; First Union Capital Markets Corp., Charlotte, North Carolina, 7.46% of Institutional Service Shares; Kaiser Foundation Health Plan of Texas, Oakland, California, 22.05% of Institutional Capital Shares; TJW SR./SKW Investments Ltd, Pasadena, Texas, 10.61% of Institutional Capital Shares; Summit Bank, Hackensack, New Jersey, 10.10% of Institutional Capital Shares; First Union National Bank Trust Accounts, Charlotte, North Carolina, 11.48% of Institutional Capital Shares; Norwest Investment Services Inc., Minneapolis, Minnesota, 9.42% of Institutional Capital Shares; and Mitre Corp., Bedford, Massachusetts, 6.73% of Institutional Capital Shares.

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of three funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of March 4, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Institutional, Institutional Service, and Institutional Capital Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



NAME                                                                                                     TOTAL
BIRTH DATE                                                                                  AGGREGATE    COMPENSATION
ADDRESS                        PRINCIPAL OCCUPATIONS                                        COMPENSATION FROM TRUST
POSITION WITH TRUST            FOR PAST FIVE YEARS                                          FROM TRUST   AND FUND COMPLEX
JOHN F. DONAHUE*+              Chief Executive Officer and Director or Trustee of the                 $0 $0 for the Trust and
Birth Date: July 28, 1924      Federated Fund Complex; Chairman and Director, Federated                  54 other investment
Federated Investors Tower      Investors, Inc.; Chairman and Trustee, Federated Investment               companies in the
1001 Liberty Avenue            Management Company; Chairman and Director, Federated                      Fund Complex
Pittsburgh, PA                 Investment Counseling, and Federated Global Investment
CHAIRMAN AND TRUSTEE           Management Corp.; Chairman, Passport Research, Ltd.

THOMAS G. BIGLEY               Director or Trustee of the Federated Fund Complex; Director,    $3,092.74 $113,860.22 for the
                                                                                                         Trust

Birth Date: February 3, 1934   Member of Executive Committee, Children's Hospital of                     and 54 other
                                                                                                         investment
15 Old Timber Trail            Pittsburgh; formerly: Senior Partner, Ernst & Young LLP;                  companies in the
Pittsburgh, PA                 Director, MED 3000 Group, Inc.; Director, Member of                       Fund Complex

TRUSTEE                        Executive Committee,
                               University of Pittsburgh.

JOHN T. CONROY, JR.            Director or Trustee of the Federated Fund Complex;              $3,402.52 $125,264.48 for the
                                                                                                         Trust

Birth Date: June 23, 1937      President, Investment Properties Corporation; Senior Vice                 and 54 other
                                                                                                         investment
Wood/IPC Commercial Dept.      President, John R. Wood and Associates, Inc., Realtors;                   companies in the
John R. Wood Associates,

Inc. Realtors                  Partner or Trustee in private real estate ventures in                     Fund Complex
3255 Tamiami Trail North       Southwest Florida; formerly: President, Naples Property
Naples, FL                     Management, Inc. and Northgate Village Development

TRUSTEE                        Corporation.

NICHOLAS CONSTANTAKIS          Director or Trustee of the Federated Fund Complex; formerly:    $2,671.50 $47,958.02 for the
Birth Date: September 3, 1939  Partner, Andersen Worldwide SC.                                           Trust and 29 other
175 Woodshire Drive                                                                                      investment companies
Pittsburgh, PA                                                                                           in the Fund Complex
TRUSTEE

WILLIAM J. COPELAND            Director or Trustee of the Federated Fund Complex; Director     $3,402.52 $125,264.48 for the
Birth Date: July 4, 1918       and Member of the Executive Committee, Michael Baker, Inc.;               Trust and 54 other
One PNC Plaza-23rd Floor       formerly: Vice Chairman and Director, PNC Bank, N.A.,                     investment companies
Pittsburgh, PA                 PNC Bank Corp.; Director, Ryan Homes, Inc.                                in the Fund Complex
TRUSTEE                        Previous Positions: Director, United Refinery; Director,

                               Forbes Fund; Chairman, Pittsburgh Foundation; Chairman,
                               Pittsburgh Civic

                               Light Opera.

JOHN F. CUNNINGHAM++           Director or Trustee of some of the Federated Funds;                   $0  $0 for the Trust and
Birth Date: March 5, 1943      Chairman, President and Chief Executive Officer, Cunningham               26 other investment
353 El Brillo Way              & Co., Inc. ; Trustee Associate, Boston College; Director,                companies in the
Palm Beach, FL                 EMC Corporation; formerly: Director, Redgate Communications.              Fund Complex
TRUSTEE                        Previous Positions: Chairman of the Board and Chief
                               Executive Officer, Computer Consoles, Inc.;
                               President and Chief Operating Officer, Wang
                               Laboratories; Director, First National Bank of
                               Boston; Director, Apollo Computer, Inc.

J. CHRISTOPHER DONAHUE*+       President or Executive Vice President of the Federated Fund            $0 $0 for the Trust and
Birth Date: April 11, 1949     Complex; Director or Trustee of some of the Funds in the                  16 other investment
Federated Investors Tower      Federated Fund Complex; President and Director, Federated                 companies in the
1001 Liberty Avenue            Investors, Inc.; President and Trustee, Federated Investment              Fund Complex
Pittsburgh, PA                 Management Company; President and Director, Federated
PRESIDENT AND TRUSTEE          Investment Counseling and Federated Global Investment
                               Management Corp.; President, Passport Research, Ltd.;
                               Trustee, Federated Shareholder Services Company; Director,

                               Federated Services Company.


NAME                                                                                                     TOTAL
BIRTH DATE                                                                                  AGGREGATE    COMPENSATION
ADDRESS                        PRINCIPAL OCCUPATIONS                                        COMPENSATION FROM TRUST
POSITION WITH TRUST            FOR PAST FIVE YEARS                                          FROM TRUST   AND FUND COMPLEX
LAWRENCE D. ELLIS, M.D.*       Director or Trustee of the Federated Fund Complex; Professor    $3,092.74 $113,860.22 for the
Birth Date: October 11, 1932   of Medicine, University of Pittsburgh; Medical Director,                  Trust and 54 other
3471 Fifth Avenue              University of Pittsburgh Medical Center - Downtown;                       in the investment
Suite 1111                     Hematologist, Oncologist, and Internist, University of                    companies
Pittsburgh, PA                 Pittsburgh Medical Center; Member, National Board of                      Fund Complex
TRUSTEE                        Trustees, Leukemia Society of America.

PETER E. MADDEN                Director or Trustee of the Federated Fund Complex;              $3,092.74 $113,860.22 for the
Birth Date: March 16, 1942     formerly: Representative, Commonwealth of Massachusetts                   Trust and 54 other
One Royal Palm Way             General Court; President, State Street Bank and Trust                     investment companies
100 Royal Palm Way             Company and State Street Corporation.                                     in the Fund Complex
Palm Beach, FL                 Previous Positions: Director, VISA USA and VISA
TRUSTEE                        International; Chairman and Director, Massachusetts Bankers
                               Association; Director, Depository Trust Corporation.

CHARLES F. MANSFIELD, JR.++    Director or Trustee of some of the Federated Funds;                    $0 $0 for the Trust and
Birth Date: April 10, 1945     Management Consultant.                                                    26 other investment
80 South Road                  Previous Positions: Chief Executive Officer, PBTC                         companies in the
Westhampton Beach, NY          International Bank; Chief Financial Officer of Retail                     Fund Complex
TRUSTEE                        Banking Sector, Chase Manhattan Bank; Senior Vice President,
                               Marine Midland Bank; Vice President, Citibank; Assistant
                               Professor of Banking and Finance, Frank G. Zarb School of

                               Business, Hofstra University.

JOHN E. MURRAY, JR., J.D.,

S.J.D.                         Director or Trustee of the Federated Fund Complex;              $3,092.74 $113,860.22 for
Birth Date: December 20, 1932  President, Law Professor, Duquesne University; Consulting                 the Trust and 54
President,                                                                                               other investment
Duquesne University            Partner,                                                                  companies in the
Pittsburgh, PA                 Mollica & Murray.                                                         Fund Complex
TRUSTEE                        Previous Positions: Dean and Professor of Law, University of
                               Pittsburgh School of Law; Dean and Professor of Law,
                               Villanova University School of Law.

MARJORIE P. SMUTS              Director or Trustee of the Federated Fund Complex; Public       $3,092.74 $113,860.22 for the
Birth Date: June 21, 1935      Relations/Marketing/Conference Planning.                                  Trust and 54 other
4905 Bayard Street             Previous Positions: National Spokesperson, Aluminum Company               investment companies
Pittsburgh, PA                 of America; business owner.                                               in the Fund Complex
TRUSTEE

JOHN S. WALSH++                Director or Trustee of some of the Federated Funds;               $0      $0 for the Trust and
Birth Date: November 28, 1957  President and Director, Heat Wagon, Inc.; President and                   23 other investment
2007 Sherwood Drive            Director, Manufacturers Products, Inc.; President, Portable               companies in the
Valparaiso, IN                 Heater Parts, a division of Manufacturers Products, Inc.;                 Fund Complex
TRUSTEE                        Director, Walsh & Kelly, Inc.; formerly: Vice President,
                               Walsh & Kelly, Inc.

EDWARD C. GONZALES             Trustee or Director of some of the Funds in the Federated              $0 $0 for the Trust and
Birth Date: October 22, 1930   Fund Complex; President, Executive Vice President and                     1 other investment
Federated Investors Tower      Treasurer of some of the Funds in the Federated Fund Complex              company in the
1001 Liberty Avenue            Vice Chairman, Federated Investors, Inc.; Vice President,                 Fund Complex
Pittsburgh, PA                 Federated Investment Management Company, and Federated
EXECUTIVE VICE PRESIDENT       Investment Counseling, Federated Global Investment
                               Management Corp. and Passport Research, Ltd.; Executive Vice
                               President and Director, Federated Securities Corp.; Trustee,
                               Federated Shareholder Services Company.

JOHN W. MCGONIGLE              Executive Vice President and Secretary of the Federated Fund           $0 $0 for the Trust and
Birth Date: October 26, 1938   Complex; Executive Vice President, Secretary, and Director,               54 other investment
Federated Investors Tower      Federated Investors, Inc.; Trustee, Federated Investment                  companies in the
1001 Liberty Avenue            Management Company; Director, Federated Investment                        Fund Complex
Pittsburgh, PA                 Counseling and Federated Global Investment Management Corp.;
EXECUTIVE VICE PRESIDENT       Director, Federated Services Company; Director, Federated
AND SECRETARY                  Securities Corp.

RICHARD B. FISHER              President or Vice President of some of the Funds in the                $0 $0 for the Trust and
Birth Date: May 17, 1923       Federated Fund Complex; Director or Trustee of some of the                6 other investment
Federated Investors Tower      Funds in the Federated Fund Complex; Executive Vice                       companies in the
1001 Liberty Avenue            President, Federated Investors, Inc.; Chairman and Director,              Fund Complex
Pittsburgh, PA                 Federated Securities Corp.

VICE PRESIDENT


NAME                                                                                                     TOTAL
BIRTH DATE                                                                                  AGGREGATE    COMPENSATION
ADDRESS                        PRINCIPAL OCCUPATIONS                                        COMPENSATION FROM TRUST
POSITION WITH TRUST            FOR PAST FIVE YEARS                                          FROM TRUST   AND FUND COMPLEX
RICHARD J. THOMAS              Treasurer of the Federated Fund Complex; Vice President-               $0 $0 for the Trust and
Birth Date: June 17, 1954      Funds Financial Services Division, Federated Investors,                   54 other investment
Federated Investors Tower      Inc.; formerly: various management positions within Funds                 companies in the
1001 Liberty Avenue            Financial Services Division of Federated Investors, Inc.                  Fund Complex
Pittsburgh, PA

TREASURER

WILLIAM D. DAWSON, III         Chief Investment Officer of this Fund and various other                $0 $0 for the Trust and
Birth Date: March 3, 1949      Funds in the Federated Fund Complex; Executive Vice                       41 other investment
Federated Investors Tower      President, Federated Investment Counseling, Federated Global              companies in the
1001 Liberty Avenue            Investment Management Corp., Federated Investment Management              Fund Complex
Pittsburgh, PA                 Company, and Passport Research, Ltd.; Registered
CHIEF                          INVESTMENT OFFICER Representative, Federated
                               Securities Corp.; Portfolio Manager, Federated
                               Administrative Services; Vice President,
                               Federated Investors, Inc.; Formerly: Executive
                               Vice President and Senior Vice President,
                               Federated Investment Counseling Institutional
                               Portfolio Management Services Division; Senior
                               Vice President, Federated Investment Management
                               Company and Passport Research, Ltd.

DEBORAH A. CUNNINGHAM          Deborah A. Cunningham is Vice President of the Trust.                 $0  $0 for the Trust and
Birth Date: September 15, 1959 Ms. Cunningham joined Federated in 1981 and has been a                    6 other investment
Federated Investors Tower      Senior Portfolio Manager and a Senior Vice President of the               companies in the
1001 Liberty Avenue            Fund's Adviser since 1997. Ms. Cunningham served as a                     Fund Complex
Pittsburgh, PA                 Portfolio Manager and a Vice President of the Adviser from
VICE PRESIDENT                 1993 until 1996. Ms. Cunningham is a Chartered Financial
                               Analyst and received her M.S.B.A. in Finance from Robert
                               Morris College.

MARY JO OCHSON                 Mary Jo Ochson is Vice President of the Trust. Ms. Ochson              $0 $0 for the Trust and
Birth Date: September 12, 1953 joined Federated in 1982 and has been a Senior Portfolio                  7 other investment
Federated Investors Tower      Manager and a Senior Vice President of the Fund's Adviser                 companies in the
1001 Liberty Avenue            since 1996. From 1988 through 1995, Ms. Ochson served as a                Fund Complex
Pittsburgh, PA                 Portfolio Manager and a Vice President of the Fund's
VICE PRESIDENT                 Adviser. Ms. Ochson is a Chartered Financial Analyst and
                               received her M.B.A. in Finance from the University of
                               Pittsburgh.


+ Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.

++ Messrs. Cunningham, Mansfield, and Walsh became members of the Board on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Trust.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Prior to November 15, 1996, Lehman Brothers Global Asset Management (former adviser), New York, New York, served as the Fund's Adviser.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM              AVERAGE AGGREGATE DAILY
ADMINISTRATIVE FEE   NET ASSETS OF THE FEDERATED FUNDS


0.150 of 1%          on the first $250 million
0.125 of 1%          on the next $250 million
0.100 of 1%          on the next $250 million
0.075 of 1%          on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

Prior to November 15, 1996, FDISG (former administrator), a subsidiary of First Data Corporation, Boston, Massachusetts, served as the Fund's administrator.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

Ernst & Young LLP is the independent auditor for the Fund.

FEES PAID BY THE FUND FOR SERVICES


FOR THE YEAR ENDED JANUARY 31         1999           1998       1997 1
Advisory Fee Earned 2           $3,264,534     $1,821,778   $202,835
Advisory Fee Reduction           2,420,288      1,553,105    166,441
Administrative Fee 3             1,230,729        687,478     78,894
SHAREHOLDER SERVICES FEE

Institutional Shares                     0              -          -
Institutional Service Shares       960,721              -          -
Institutional Capital Shares       117,109              -          -


1 For the period from November 15, 1996 to January 31, 1997.

2 For the period from February 1, 1996 to November 14, 1996, the former adviser earned $1,965,709.

3 For the period from February 1, 1996 to November 14, 1996, the former administrator earned $757,667.

Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-year, five-year and the start of performance periods ended January 31, 1999.

Yield and Effective Yield given for the 7-day period ended January 31, 1999.



                               7-DAY                       START OF PERFORMANCE

SHARE CLASS                    PERIOD   1 YEAR   5 YEARS   ON FEBRUARY 8, 1993
INSTITUTIONAL SHARES:

Total Return                      -     5.53%    5.45%     5.08%
Yield                          4.97%       -        -         -
Effective Yield                5.09%       -        -         -


                               7-DAY                       START OF PERFORMANCE

SHARE CLASS                    PERIOD   1 YEAR   5 YEARS   ON SEPTEMBER 1, 1993
INSTITUTIONAL SERVICE SHARES:

Total Return                    -       5.27%    5.18%     5.02%
Yield                          4.72%       -        -         -
Effective Yield                4.83%       -        -         -


                               7-DAY                       START OF PERFORMANCE

SHARE CLASS                    PERIOD   1 YEAR   5 YEARS   ON FEBRUARY 8, 1993
INSTITUTIONAL
CAPITAL SHARES:

Total Return                      -     5.40%    5.30%     4.94%
Yield                          4.85%       -        -         -
Effective Yield                4.96%        -       -         -


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs, and illustrations using the Fund's returns; or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC.

Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

IBC/DONOGHUE'S MONEY FUND REPORT

IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

MONEY

Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

BANK RATE MONITOR(C) NATIONAL INDEX

Bank Rate Monitor(C) National Index, Miami Beach, Florida, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/agency, and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion, and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime, and 23 municipal with assets approximating $41.6 billion, $22.8 billion, and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Addresses

PRIME VALUE OBLIGATIONS FUND

Institutional Shares
Institutional Service Shares
Institutional Capital Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PROSPECTUS

Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL SHARES

A money market mutual fund seeking to provide current income exempt from all federal regular income tax consistent with stability of principal.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

MARCH 31, 1999

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  2

What are the Fund's Investment Strategies?  3

What are the Principal Securities in Which

the Fund Invests?  3

What are the Specific Risks of Investing in the Fund?  4

What Do Shares Cost?  5

How is the Fund Sold?  5

How to Purchase Shares  5

How to Redeem Shares  6

Account and Share Information  8

Who Manages the Fund?  8

Financial Information  9

Report of Ernst & Young LLP, Independent Auditors  28

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is to provide current income exempt from all federal regular income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

This investment objective may be changed by the Fund's Trustees without shareholder approval.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES? The Fund invests in tax exempt securities so that the Fund's annual interest income is exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares as of the calendar year-end for each of the last five years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 5%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998. The percentages noted are: 2.92%, 4.04%, 3.58%, 3.67% and 3.56%, respectively.

Historically, the Fund has maintained a constant $1.00 net asset value. The bar chart shows the variability of the Fund's Institutional Shares total returns on a yearly basis.

The Fund's Institutional Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon the net asset value.

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 1.04% (quarter ended June 30, 1995). Its lowest quarterly return was 0.60% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN

The following table represents the Fund's Institutional Shares Average Annual Total Return through December 31, 1998.

CALENDAR PERIOD          FUND
1 Year                   3.56%
5 Years                  3.55%
Start of Performance 1   3.39%

1 The Fund's Institutional Shares start of performance date was February 8,
1993.

Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

The Fund's Institutional Shares 7-Day Net Yield as of 12/31/98 was 3.77%.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

MUNICIPAL OBLIGATIONS FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Shares.



SHAREHOLDER
FEES

Fees Paid Directly From Your
Investment

Maximum Sales Charge (Load) Imposed on Purchases (as a

percentage of offering price)                                           None
Maximum Deferred Sales Charge (Load) (as a percentage
of
original purchase price or redemption
proceeds,
as applicable)                                                          None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends
(and other
Distributions)
(as a percentage of offering price).                                    None
Redemption Fee (as a percentage of amount redeemed,
if
applicable)                                                             None
Exchange Fee                                                            None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1 Expenses That are Deducted
From Fund Assets (as a percentage of average net assets)

Management Fee 2                                                        0.20%
Distribution (12b-1) Fee                                                None
Shareholder Services Fee 3                                              0.25%
Other Expenses                                                          0.14%
Total Annual Fund Operating Expenses                                    0.59%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are described below along with the net expenses the Fund's Institutional Shares actually paid for the fiscal year ended January 31, 1999.

 Waiver of Fund Expenses                                                0.41%
 Total Actual Annual Fund Operating Expenses (after waivers)            0.18%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund's Institutional shares (after the voluntary waiver) was 0.04% for the year ended January 31, 1999.

3 The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary reduction) was 0.00% for the year ended January 31, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1  Year    $ 60
3  Years   $189
5  Years   $329
10 Years   $738


What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio will be 90 days or less.

The Fund's investment adviser (Adviser) performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of municipal securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. In order to enhance yield, the Fund's Adviser will seek to invest a significant portion of the portfolio in tax exempt securities subject to the alternative minimum tax.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

The following describes the types of tax exempt securities in which the Fund invests:

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

BOND MARKET RISKS

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

TEMPORARY DEFENSIVE INVESTMENTS

During adverse market conditions, the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater after tax investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $1,000,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within one year of opening the account. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1- 800-341-7400 for more information concerning the other classes.

The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

*  Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

*  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire

ABA Number 011000028
Attention: EDGEWIRE

Wire Order Number, Dealer Number, or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY INVEST-BY-PHONE

Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearing House member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

*  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

*  Fund Name and Share Class, account number and account registration;

*  amount to be redeemed; and

*  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

*  to allow your purchase to clear;

*  during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund Share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights-Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 28.


YEAR ENDED JANUARY 31                        1999              1998              1997              1996 1             1995
NET ASSET VALUE, BEGINNING

OF PERIOD                                  $ 1.00            $ 1.00            $ 1.00            $ 1.00             $ 1.00
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income                        0.03              0.04              0.04              0.04               0.03
LESS DISTRIBUTIONS:
Distributions from net
investment income                           (0.03)            (0.04)            (0.04)            (0.04)             (0.03)
Distributions from net realized gains
on investments                                  -                 -                 -             (0.00) 2               -
NET ASSET VALUE, END OF PERIOD             $ 1.00            $ 1.00            $ 1.00            $ 1.00             $ 1.00
TOTAL RETURN 3                               3.53%             3.68%             3.56%             4.03%              3.04%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                     0.18%             0.18%             0.18%             0.18%              0.15%
Net investment income                        3.41%             3.57%             3.48%             3.95%              2.86%
Expense waiver/reimbursement 4               0.41%             0.23%             0.20%             0.12%              0.16%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                            $303,899          $217,838          $159,561          $135,120            $93,595

1 Federated Management became the Fund's investment adviser on November 15, 1996. Prior to November 15, 1996, Lehman Brothers Global Asset Management served as the Fund's investment adviser.

2 Amount represents less than $(0.01) per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

JANUARY 31, 1999

PRINCIPAL

AMOUNT                                                                                      VALUE

                 SHORT-TERM MUNICIPALS-99.4% 1

                 ALABAMA-0.4%

  $  2,000,000   Birmingham, AL, IDA, Series 1997, Weekly VRDNs (Millcraft,
                 AL Inc.)/(Regions Bank, Alabama LOC)                               $   2,000,000
                 ARIZONA-1.7%

     5,400,000   Eloy, AZ, IDA, Series 1996, Weekly VRDNs (The Marley Cooling
                 Tower Co.)/(First Union National Bank, Charlotte, N.C. LOC)            5,400,000
       715,000   Maricopa County, AZ, IDA, 3.20% CP (Citizens Utilities Co.),
                 Mandatory Tender 3/5/1999                                                715,000
     2,090,000   Pima County, AZ, IDA, Single Family Mortgage (PA-159) Weekly
                 VRDNs (GNMA COL)/(Merrill Lynch Capital Services, Inc. LIQ)            2,090,000
                 TOTAL                                                                  8,205,000
                 ARKANSAS-4.1%
     1,000,000   Arkadelphia, AR, IDRBs, Series 1996, Weekly VRDNs (Siplast,

                 Inc.)/(Den Danske Bank A/S LOC)                                        1,000,000
     9,000,000   Arkansas Development Finance Authority, Series 1995, Weekly
                 VRDNs (Paco Steel & Engineering Corporation Project)/(Union

                 Bank of California LOC)                                                9,000,000
     1,800,000   Hope, AR, Solid Waste Disposal Revenue Bonds, Series 1994,
                 3.70% CP (Temple-Inland Forest Products Corp.)/(Temple-

                 Inland, Inc. GTD), Mandatory Tender 3/11/1999                          1,800,000
     8,000,000   Springdale, AR, IDA Weekly VRDNs (Newlywed Food)/(Mellon
                 Bank N.A., Pittsburgh LOC)                                             8,000,000
                 TOTAL                                                                 19,800,000

                 CALIFORNIA-0.8%

     4,000,000   California Student Education Loan Marketing Corp., Series
                 1994A, 3.80% TOBs (Dresdner Bank AG, Frankfurt LOC),

                 Mandatory Tender 6/1/1999                                              4,000,000

                 CONNECTICUT-0.5%

     2,450,000   Bridgeport, CT, UT GO, 4.25% BANs, 3/18/1999                           2,451,323
                 FLORIDA-2.0%

     9,635,000   Dade County, FL, PT-1083 Weekly VRDNs (Miami International

                 Airport)/(FSA INS)/(Merrill Lynch Capital Services, Inc. LOC)          9,635,000
                 GEORGIA-8.1%

     1,100,000   Bowdon, GA Development Authority, Weekly VRDNs (Trintex

                 Corp.)/(First Union National Bank, Charlotte, N.C. LOC)                1,100,000
     6,000,000   Clayton County, GA Development Authority, Series 1994,
                 Weekly VRDNs (Lear Seating Corp.)/(Chase Manhattan Bank

                 N.A., New York LOC)                                                    6,000,000
PRINCIPAL

AMOUNT                                                                                      VALUE

                 SHORT-TERM MUNICIPALS-continued 1

                 GEORGIA-CONTINUED

 $   1,500,000   Clayton County, GA Housing Authority, Multifamily Housing
                 Revenue Bonds, Series 1997, Weekly VRDNs (Hyde Park Club

                 Apartments)/(KeyBank, N.A. LOC)                                   $    1,500,000
     2,000,000   Franklin County, GA Industrial Building Authority, Series
                 1995, Weekly VRDNs (Bosal Industries, Inc.)/(Bank of New

                 York, New York LOC)                                                    2,000,000
     2,160,000   Gainesville, GA Redevelopment Authority, IDRB, Series 1986,
                 Weekly VRDNs (Hotel of Gainesville Associates

                 Project)/(Regions Bank, Alabama LOC)                                   2,160,000
     4,000,000   Jackson County, GA, IDA, Series 1996, Weekly VRDNs (Buhler
                 Quality Yarns Corp. Project)/(UBS AG LOC)                              4,000,000
     5,800,000   Richmond County, GA Development Authority, Series 1999,
                 Weekly VRDNs (Evergreen Nylon Recycling, LLC)/(Banque

                 Nationale de Paris LOC)                                                5,800,000
     6,000,000   Richmond County, GA Development Authority, Solid Waste
                 Disposal Revenue Bonds, Series 1995, Weekly VRDNs (Federal
                 Paper Board Co., Inc.)/(Wachovia Bank
                 of NC, N.A., Winston-Salem LOC)                                        6,000,000
    10,750,000   Savannah, GA, EDA, Series 1995A, Weekly VRDNs (Home Depot,
                 Inc.)  10,750,000
                 TOTAL                                                                 39,310,000
                 HAWAII-1.4%
     6,960,000   Hawaii Finance and Development Corp., PT-1049 Weekly VRDNs

                 (Merrill Lynch Capital Services, Inc. LIQ)                             6,960,000
                 IDAHO-1.5%

     7,461,000   Idaho Housing Agency, PA-115, 1994 Series F, Weekly VRDNs
                 (Merrill Lynch Capital Services, Inc. LIQ)                             7,461,000
                 ILLINOIS-4.4%

     7,000,000   Chicago, IL, Chicago Midway Airport Special Facility Revenue
                 Bonds, Series 1998, 3.25% TOBs (Signature Flight Support
                 Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional
                 Tender 6/1/1999                                                        7,000,000
     3,000,000   Chicago, IL, Gas Supply Revenue Bonds, 1993 Series B, 3.20%
                 TOBs (Peoples Gas Light & Coke Company), Optional Tender
                 12/1/1999                                                              3,000,000
     6,000,000   Illinois Development Finance Authority, Series 1997, Weekly

                 VRDNs (Toyal America, Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)        6,000,000
     2,575,000   Peoria, IL, Series 1995, Weekly VRDNs (Praise and Leadership

                 Elementary School)/(Bank One, Illinois, N.A. LOC)                      2,575,000
     2,360,000   Rockford, IL, EDRB, 3.80% TOBs (Independence Village of
                 Rockford)/(Paribas, Paris LOC), Optional Tender 12/1/1999              2,360,000
       600,000   Southwestern Illinois Development Authority, Series 1991,
                 Weekly VRDNs (Robinson Steel Co.)/(American National Bank,

                 Chicago LOC)                                                             600,000
                 TOTAL                                                                 21,535,000


PRINCIPAL

AMOUNT                                                                                      VALUE

                 SHORT-TERM MUNICIPALS-continued 1

                 INDIANA-3.7%

  $  2,250,000   Clarksville, IN, Series 1997, Weekly VRDNs (Metal Sales
                 Manufacturing Corp)/

                 (Star Bank, NA, Cincinnati LOC)                                   $    2,250,000
     3,625,000   Elkhart County, IN, Series 1997, Weekly VRDNs (Hart Housing
                 Group, Inc.)/(KeyBank, N.A. LOC)                                       3,625,000
     6,500,000   Jeffersonville, IN, Series 1997A, Weekly VRDNs (Wayne Steel,
                 Inc.)/(Bank One, Ohio, N.A. LOC)                                       6,500,000
     1,570,000   Richmond, IN, Economic Development Revenue Bonds, Series
                 1996, Weekly VRDNs (Holland Colors Americas, Inc.

                 Project)/(Bank One, Indiana, N.A. LOC)                                 1,570,000
     4,000,000   Rushville, IN, Series 1996, Weekly VRDNs (Fujitsu Ten Corp.
                 of America)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                        4,000,000
                 TOTAL                                                                 17,945,000

                 KENTUCKY-4.7%

     8,320,000 2 Kentucky Housing Corp., Variable Rate Certificates, Series
                 1998 W, 3.25% TOBs (Bank of America NT and SA, San Francisco
                 LIQ), Optional Tender 6/15/1999                                        8,320,000
     5,000,000   Louisville & Jefferson County, KY Regional Airport
                 Authority, Series 1996-A, Weekly VRDNs (National City Bank,
                 Kentucky LOC)                                                          5,000,000
     5,000,000   Louisville & Jefferson County, KY Regional Airport
                 Authority, Series 1997 AA-1, Weekly VRDNs (National City

                 Bank, Kentucky LOC)                                                    5,000,000
     4,400,000   Paris, KY, Weekly VRDNs (Monessen Holdings, LLC)/(Bank One,
                 Kentucky LOC)                                                          4,400,000
                 TOTAL                                                                 22,720,000

                 LOUISIANA-0.3%

     1,600,000 Ouachita Parish, LA, IDB, Series 1998, Weekly VRDNs (Dixie

                 Carbonic, Inc.)/(Bank One, Illinois, N.A. LOC)                         1,600,000
                 MAINE-1.2%

     4,000,000   Jay, ME, Solid Waste Disposal Revenue Bonds, 4.00% TOBs
                 (International Paper Co.), Optional Tender 6/1/1999                    4,000,000
     1,900,000   Trenton, ME, Series 1998, Weekly VRDNs (Hinckley
                 Co.)/(KeyBank, N.A. LOC)                                               1,900,000
                 TOTAL                                                                  5,900,000

                 MARYLAND-1.6%

     2,400,000   Harford County, MD, Series 1989, Weekly VRDNs (Harford
                 Commons Associates Facility)/(First National Bank of

                 Maryland, Baltimore LOC)                                               2,400,000
     1,386,000   Harford County, MD, Variable Rate Demand/Fixed Rate
                 Refunding Bond (1989 Issue) Weekly VRDNs (Harford Commons
                 Associates Facility)/(First National Bank of Maryland,

                 Baltimore LOC)                                                         1,386,000

PRINCIPAL

AMOUNT                                                                                      VALUE

                 SHORT-TERM MUNICIPALS-continued 1

                 MARYLAND-CONTINUED

 $   2,580,000   Maryland State Community Development Administration, Series
                 1990A, Weekly VRDNs (College Estates)/(First National Bank
                 of Maryland, Baltimore LOC)                                       $    2,580,000
     1,370,000   Montgomery County, MD Weekly VRDNs (Information Systems and

                 Networks Corp.)/(PNC Bank, N.A. LOC)                                   1,370,000
                 TOTAL                                                                  7,736,000

                 MASSACHUSETTS-0.7%

     3,400,000   Massachusetts IFA, IDRB, Series 1995, Weekly VRDNs (Dunsirn

                 Industries, Inc. Project)/(Bank One, Wisconsin, N.A. LOC)              3,400,000
                 MINNESOTA-6.1%

     1,500,000   Blaine, MN, Series 1997, Weekly VRDNs (Plastic Enterprises,

                 Inc.)/(Norwest Bank Minnesota, N.A. LOC)                               1,500,000
    10,195,000 2 Dakota County & Washington County MN Housing & Redevelopment
                 Authority, MERLOTS, Series J, 3.35% TOBs (United States
                 Treasury COL)/(First Union National Bank, Charlotte, N.C.

                 LIQ), Optional Tender 3/1/1999                                        10,195,000
     5,000,000 2 Dakota County, Washington County & Anoka City, MN Housing &
                 Redevelopment Authority, MERLOTS, Series H, 3.35% TOBs
                 (United States Treasury COL)/(First Union National Bank,

                 Charlotte, N.C. LIQ), Optional Tender 3/1/1999                         5,000,000
     6,000,000   Edgerton, MN, Series 1998, Weekly VRDNs (Fey Industries,
                 Inc.)/(Norwest Bank Minnesota, N.A. LOC)                               6,000,000
     2,950,000   Savage, MN, Series 1998, Weekly VRDNs (Fabcon,
                 Inc.)/(Norwest Bank Minnesota, N.A. LOC)                               2,950,000
     2,000,000   Springfield, MN, Series 1998, Weekly VRDNs (Ochs Brick
                 Co.)/(Norwest Bank Minnesota, N.A. LOC)                                2,000,000
     2,000,000   White Bear Lake, MN, Century Townhomes, Series 1997, 4.55%
                 TOBs (Westdeutsche Landesbank Girozentrale), Optional Tender
                 5/1/1999                                                               2,000,000
                 TOTAL                                                                 29,645,000
                 MISSISSIPPI-5.1%

     1,168,000   Greenville, MS, IDA Weekly VRDNs (Mebane Packaging

                 Corp)/(First Union National Bank, Charlotte, NC LOC)                   1,168,000
     4,070,000   Mississippi Business Finance Corp., Series 1995, Weekly
                 VRDNs (Mississippi Baking Company L.L.C. Project)/(First

                 National Bank of Maryland, Baltimore LOC)                              4,070,000
     9,995,000 2 Mississippi Home Corp., PT-218B, 3.75% TOBs (GNMA
                 COL)/(Bayerische Hypotheken-und Vereinsbank AG LIQ),

                 Mandatory Tender 7/8/1999                                              9,995,000
     9,790,000   Mississippi Regional Housing Authorithy No. II, Series 1998,
                 3.60% TOBs (Bradford Park Apartments)/(Amsouth Bank N.A.,

                 Birmingham LOC), Mandatory Tender 10/1/1999                            9,790,000
                 TOTAL                                                                 25,023,000


PRINCIPAL

AMOUNT                                                                                      VALUE

                 SHORT-TERM MUNICIPALS-continued 1

                 MISSOURI-0.2%

  $  1,000,000   St. Louis, MO, IDA, Series 1997, Weekly VRDNs (Cee Kay
                 Supply)/(Commerce Bank, Kansas City, N.A. LOC)                    $    1,000,000
                 MULTI STATE-7.4%
    20,000,000   Charter Mac Floater Certificates Trust I, (First Tranche)
                 Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale,
                 Commerzbank AG, Frankfurt and Credit Communal de Belgique,
                 Brussles LIQs)                                                        20,000,000
    10,000,000   Charter Mac Floater Certificates Trust I, (Second Tranche)
                 Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale,
                 Commerzbank AG, Frankfurt and Credit Communal de Belgique,
                 Brussles LIQs)                                                        10,000,000
     5,684,000   Clipper Tax-Exempt Trust (AMT MultiState), Series A, Weekly

                 VRDNs (State Street Bank and Trust Co. LIQ)                            5,684,000
                 TOTAL                                                                 35,684,000
                 NEBRASKA-1.7%

     2,710,000   Nebraska Investment Finance Authority, Series 1997, Weekly
                 VRDNs (Transcrypt International, Inc.)/(Norwest Bank
                 Minnesota, N.A. LOC)                                                   2,710,000
     5,700,000   Stanton County, NE, Series 1998, Weekly VRDNs (Nucor

                 Corporation)                                                           5,700,000
                 TOTAL                                                                  8,410,000

                 NEVADA-0.1%

       600,000   Nevada State Department of Community & Industrial
                 Development Weekly VRDNs (Kinplex Company Project)/(Credit
                 Commercial De France, Paris LOC)                                         600,000
                 NEW HAMPSHIRE-2.9%

     4,000,000   New Hampshire Business Finance Authority, IDRB, Series A,

                 Weekly VRDNs (Upper Valley Press)/(KeyBank, N.A. LOC)                  4,000,000
     9,995,000 2 New Hampshire State HFA, Variable Rate Certificates, Series
                 1998U, 3.68% TOBs (AMBAC INS)/(Bank of America NT and SA, San
                 Francisco LIQ), Optional Tender 6/1/1999 9,995,000 TOTAL
                 13,995,000 NEW JERSEY-2.9%

     2,812,000   Cedar Grove Township, NJ, 3.80% BANs, 3/8/1999                         2,812,338
     4,989,000   Galloway Township, NJ, 4.125% BANs, 3/11/1999                          4,990,624
     4,367,000   Haddonfield, NJ, 4.40% BANs, 6/4/1999                                  4,375,500
     1,900,000   New Jersey EDA, Trust Receipts, Series 1998 FR/RI-34, Weekly
                 VRDNs (New Jersey-American Water Co., Inc.)/(FGIC INS)/(Bank
                 of New York, New York LIQ)                                             1,900,000
                 TOTAL                                                                 14,078,462

PRINCIPAL

AMOUNT                                                                                      VALUE

                 SHORT-TERM MUNICIPALS-continued 1
                 NEW MEXICO-2.1%

 $   5,330,000   Albuquerque, NM, Series 1996, Weekly VRDNs (Rose's Southwest
                 Papers, Inc. Project)/(Norwest Bank Minnesota, N.A. LOC)          $    5,330,000
     5,000,000   Los Lunas Village, NM, Series 1998, Weekly VRDNs (Wall

                 Colmonoy Corp.)/(Michigan National Bank, Farmington Hills LOC)         5,000,000
                 TOTAL                                                                 10,330,000

                 NEW YORK-3.7%

    10,000,000 2 New York City, NY, Trust Receipts, Series 1998 FR/RI-A77,
                 2.90% TOBs (National Westminster Bank, PLC, London LIQ),

                 Optional Tender 3/12/1999                                             10,000,000
     1,995,000   New York State Mortgage Agency, (PA-422) Weekly VRDNs
                 (Merrill Lynch Capital Services, Inc. LIQ)                             1,995,000
     5,900,000 2 Triborough Bridge & Tunnel Authority, NY, Floater
                 Certificates, Series 1998-72, 3.25% TOBs (FGIC INS)/(Morgan
                 Stanley, Dean Witter Municipal Funding, Inc. LIQ), Optional
                 Tender 2/11/1999                                                       5,900,000
                 TOTAL                                                                 17,895,000
                 NORTH CAROLINA-1.0%
     5,000,000   Person County, NC, Industrial Facilities & Pollution Control
                 Financing Authority Daily VRDNs (Carolina Power & Light
                 Co.)/(SunTrust Bank, Atlanta LOC)                                      5,000,000
                 OHIO-1.4%
     6,800,000   Clermont County, OH, Variable Rate IDRB's, Series 1997, Weekly
                 VRDNs (Buriot International, Inc.)/(KeyBank, N.A.

                 LOC)                                                                   6,800,000
                 OKLAHOMA-6.0%

     8,000,000   Broken Arrow, OK, EDA Weekly VRDNs (Blue Bell

                 Creameries)/(Banque Nationale de Paris LOC)                            8,000,000
    13,835,000   Tulsa County, OK, HFA, CDC Municipal Products, Inc. Class A
                 Certificates, Series 1996E, Weekly VRDNs (GNMA COL)/(CDC

                 Municipal Products, Inc. LIQ)                                         13,835,000
     7,245,000   Tulsa, OK International Airport, Variable Rate Certificates,
                 Series 1997 B-1, Weekly VRDNs (MBIA INS)/(Bank of America NT
                 and SA, San Francisco LIQ)                                             7,245,000
                 TOTAL                                                                 29,080,000
                 OREGON-0.6%
     2,000,000   Oregon School Boards Association, Pooled Short-Term

                 Borrowing Program, Series 1998A, 4.00% TRANs, 6/30/1999                2,000,000
       660,000   Oregon State, Economic Development Revenue Bonds, Series
                 1988B, Weekly VRDNs (Domaine Drouhin Oregon, Inc.)/(Wells

                 Fargo Bank, N.A. LOC)                                                    660,000
                 TOTAL                                                                  2,660,000


PRINCIPAL

AMOUNT                                                                                      VALUE

                 SHORT-TERM MUNICIPALS-continued 1

                 PENNSYLVANIA-2.7%

 $   3,000,000   Clinton County, PA IDA, Solid Waste Disposal Revenue Bonds,
                 Series 1992A, 3.95% TOBs (International Paper Co.), Optional
                 Tender 1/15/2000                                                  $    3,000,000
     3,100,000   Pennsylvania EDFA, Series B1, Weekly VRDNs (Erie Plating

                 Co.)/(PNC Bank, N.A. LOC)                                              3,100,000
       500,000   Pennsylvania State Higher Education Assistance Agency,
                 Student Loan Adjustable Rate Revenue Bonds, Series 1997A,

                 Weekly VRDNs (Student Loan Marketing Association LOC)                    500,000
     6,745,000 2 Philadelphia, PA, IDA, Variable Rate Certificates, Series
                 1998P-1, 3.75% TOBs (Philadelphia Airport System)/(FGIC
                 INS)/(Bank of America NT and SA, San Francisco LIQ),

                 Optional Tender 8/4/1999                                               6,745,000
                 TOTAL                                                                 13,345,000

                 SOUTH CAROLINA-2.1%

     4,000,000   South Carolina Job Development Authority Weekly VRDNs
                 (Boozer Lumber Co.)/(SouthTrust Bank of Alabama, Birmingham
                 LOC)                                                                   4,000,000
       125,000   South Carolina Job Development Authority, Series 1988A,
                 Weekly VRDNs (Kent Manufacturing Co.)/(Credit Commercial De
                 France, Paris LOC)                                                       125,000
       300,000   South Carolina Job Development Authority, Series 1988B,
                 Weekly VRDNs (Seacord Corporation)/(Credit Commercial De

                 France, Paris LOC)                                                       300,000
       500,000   South Carolina Job Development Authority, Series 1990,
                 Weekly VRDNs (NMFO Associates)/(Wachovia Bank of NC, N.A.,

                 Winston-Salem LOC)                                                       500,000
       950,000   South Carolina Job Development Authority, Series 1990,
                 Weekly VRDNs (Old Claussen's Bakery)/(Wachovia Bank of NC,

                 N.A., Winston-Salem LOC)                                                 950,000
       550,000   South Carolina Job Development Authority, Series 1990,
                 Weekly VRDNs (Rice Street Association)/(Wachovia Bank of NC,
                 N.A., Winston-Salem LOC)                                                 550,000

       825,000   South Carolina Job Development Authority, Series B, Weekly
                 VRDNs (Osmose Wood Preserving)/(Credit Commercial De France,
                 Paris LOC)                                                               825,000
     2,885,000   York County, SC IDA, Industrial Development Revenue Bonds,
                 Series 1989, Weekly VRDNs (Sediver Inc)/(Banque Nationale de
                 Paris LOC)                                                             2,885,000
                 TOTAL                                                                 10,135,000

PRINCIPAL

AMOUNT                                                                                      VALUE

                 SHORT-TERM MUNICIPALS-continued 1
                 SOUTH DAKOTA-1.0%

 $   3,000,000   South Dakota Housing Development Authority, 1998 Series B,
                 3.75% BANs, 8/5/1999                                              $    3,000,000
       675,000   South Dakota Housing Development Authority, CDC Municipal
                 Products, Inc. Class A Certificates, Series 1996C, Weekly

                 VRDNs (CDC Municipal Products, Inc. LIQ)                                 675,000
     1,405,000   South Dakota Housing Development Authority, Homeownership
                 Mortgage Bonds, 1997 Series E, Weekly VRDNs                            1,405,000
                 TOTAL                                                                  5,080,000
                 TENNESSEE-3.4%

     4,000,000 Carter County, TN, IDB, Series 1983, Monthly VRDNs (Inland

                 Container Corporation)/(Temple-Inland, Inc. GTD)                       4,000,000
     1,500,000   Cheatham County, TN, IDB, Series 1997B, Weekly VRDNs (Triton
                 Boat Co.)/(First American National Bank, Nashville, TN LOC)            1,500,000
     2,000,000   Hawkins County, TN, IDB, Series 1995, Weekly VRDNs (Sekisui
                 Ta Industries, Inc. Project)/(Bank of Tokyo-Mitsubishi Ltd.

                 LOC)                                                                   2,000,000
       200,000   Jackson, TN, IDB, Solid Waste Facility Bonds, Series 1995,
                 Weekly VRDNs (Florida Steel Corp.)/(Nationsbank, N.A.,

                 Charlotte LOC)                                                           200,000
     2,500,000   Knox County, TN, IDB, Series 1996, Weekly VRDNs (Health
                 Ventures, Inc. Project)/(SunTrust Bank, Nashville LOC)                 2,500,000
     2,530,000   Morristown, TN, IDB Weekly VRDNs (Tuff Torq Corp.)/
                 (Bank of Tokyo-Mitsubishi Ltd. LOC)                                    2,530,000
       900,000   South Pittsburg, TN, IDB, Series 1996, Weekly VRDNs (Lodge
                 Manufacturing Co. Project)/(SunTrust Bank, Nashville LOC)                900,000
     3,000,000   Tennessee Housing Development Agency, Series 1997K, Weekly
                 VRDNs (Bank of America NT and SA, San Francisco LIQ)                   3,000,000
                 TOTAL                                                                 16,630,000
                 TEXAS-7.1%

     1,000,000   Angelina and Neches River Authority, Texas, Solid Waste
                 Disposal Revenue Bonds, Series 1993, 3.75% CP (Temple-Eastex
                 Inc.)/(Temple-Inland, Inc. GTD), Mandatory Tender 3/10/1999            1,000,000
     3,000,000   Angelina and Neches River Authority, Texas, Solid Waste
                 Disposal Revenue Bonds, Series 1993, 3.80% CP (Temple-Eastex
                 Inc.)/(Temple-Inland, Inc. GTD), Mandatory Tender 3/12/1999            3,000,000
     1,600,000   Angelina and Neches River Authority, Texas, Waste Disposal
                 Revenue Bonds, Series 1998, 3.75% CP (Temple-Inland Forest
                 Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender
                 3/9/1999                                                               1,600,000
     7,500,000   Harris County, TX, HFDC, Revenue Refunding Bonds, Series

                 1986, 4.35% CP

                 (Young Men's Christian Association of the Greater Houston
                 Area)/
                 (Bank of Tokyo-Mitsubishi Ltd. LOC), Mandatory Tender

                 2/2/1999                                                               7,500,000

PRINCIPAL

AMOUNT                                                                                      VALUE

                 SHORT-TERM MUNICIPALS-continued 1

                 TEXAS-CONTINUED

  $  2,400,000   Lubbock, TX, IDC Daily VRDNs (McLane Co.,
                 Inc.)/(Nationsbank, N.A.,

                 Charlotte LOC)                                                    $    2,400,000
     8,000,000   McAllen, TX, IDA, Series 1998, Weekly VRDNs (NiTek McAllen,
                 LLC)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                               8,000,000
     4,780,000   Saginaw, TX, IDA, Series 1998, Weekly VRDNs (Glad Investing
                 Partners, Ltd.)/(Bank One, Texas N.A. LOC)                             4,780,000
     6,000,000   Tarrant County, TX, IDC, Series 1997, Weekly VRDNs (Lear
                 Operations Corp.)/(Chase Manhattan Bank N.A., New York LOC)            6,000,000
                 TOTAL                                                                 34,280,000
                 VIRGINIA-2.5%

    12,100,000   Virginia Peninsula Port Authority, Series 1997, Daily VRDNs

                 (Ziegler Coal Holding Co.)/(UBS AG LOC)                               12,100,000
                 WISCONSIN-2.3%

     2,000,000   Milwaukee, WI, Series 1997, 3.25% TOBs (Signature Flight
                 Support Corp.)/(Bayerische Landesbank Girozentrale LOC),

                 Optional Tender 6/1/1999                                               2,000,000
     1,000,000   New Berlin, WI, Series 1997A, Weekly VRDNs (Sunraider
                 LLC/New Berlin Plastics, Inc.)/(Bank One, Wisconsin, N.A. LOC)         1,000,000
     8,035,000   Wisconsin Housing & Economic Development Authority, PT-90,

                 Series 1996F, Weekly VRDNs (Banque Nationale de Paris LIQ)             8,035,000
                 TOTAL                                                                 11,035,000
                 TOTAL INVESTMENTS (AT AMORTIZED COST) 3                            $ 483,463,785

Securities that are subject to Alternative Minimum Tax represent 90.4% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ('NRSROs') or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP- 1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At January 31, 1999, the portfolio securities were rated as follows:

Tier Rating based on Total Market Value (Unaudited)

FIRST TIER   SECOND TIER
95.69%       4.31%

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At January 31, 1999, these securities amounted to $66,150,000 which represents 13.6% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($486,265,314) at January 31, 1999.

The following acronyms are used throughout this portfolio:

AMBAC  -American Municipal Bond Assurance Corporation
AMT    -Alternative Minimum Tax

BAN(s) -Bond Anticipation Note(s)
COL    -Collateralized
CP     -Commercial Paper
EDA    -Economic Development Authority

EDFA -Economic Development Financing Authority EDRB -Economic Development Revenue Bonds FGIC -Financial Guaranty Insurance Company FSA -Financial Security Assurance GNMA -Government National Mortgage Association GO -General Obligation GTD -Guaranty HFA -Housing Finance Authority HFDC -Health Facility Development Corporation IDA -Industrial Development Authority IDB -Industrial Development Bond IDC -Industrial Development Corporation IDRB(s)-Industrial Development Revenue Bond(s) IFA -Industrial Finance Authority INS -Insured LIQ -Liquidity Agreement LOC(s) -Letter(s) of Credit MBIA -Municipal Bond Investors Assurance

MERLOTS-Municipal Exempt Receipts - Liquidity Optional Tender Series
SA     -Support Agreement
TOBs   -Tender Option Bonds
TRANs  -Tax and Revenue Anticipation Notes
UT     -Unlimited Tax
VRDNs  -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JANUARY 31, 1999


ASSETS:
Total investments in securities, at amortized cost and value                    $ 483,463,785
Cash                                                                                  779,928
Income receivable                                                                   2,914,688
Prepaid expenses                                                                          728
TOTAL ASSETS                                                                      487,159,129
LIABILITIES:

Payable for shares redeemed                                       $  23,377
Income distribution payable                                         834,252
Accrued expenses                                                     36,186
TOTAL LIABILITIES                                                                     893,815
Net assets for 486,241,985 shares outstanding                                   $ 486,265,314
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
INSTITUTIONAL SHARES:

$303,906,743 / 303,884,188 shares outstanding                                           $1.00
INSTITUTIONAL SERVICE SHARES:
$67,828,653 / 67,828,674 shares outstanding                                             $1.00
INSTITUTIONAL CAPITAL SHARES:

$114,529,918 / 114,529,123 shares outstanding                                           $1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED JANUARY 31, 1999


INVESTMENT INCOME:
Interest                                                                                          $ 14,557,221
EXPENSES:

Investment advisory fee                                                        $    803,037
Administrative personnel and services fee                                           302,822
Custodian fees                                                                        6,697
Transfer and dividend disbursing agent fees and expenses                             61,219
Directors'/Trustees' fees                                                             6,315
Auditing fees                                                                        14,192
Legal fees                                                                           20,325
Portfolio accounting fees                                                           106,414
Shareholder services fee-Institutional Shares                                       672,157
Shareholder services fee-Institutional Service Shares                               157,723
Shareholder services fee-Institutional Capital Shares                               175,081
Share registration costs                                                             23,701
Printing and postage                                                                 15,386
Insurance premiums                                                                   29,162
Miscellaneous                                                                         1,505
TOTAL EXPENSES                                                                    2,395,736
WAIVERS:
Waiver of investment advisory fee                             $  (636,478)
Waiver of shareholder services fee-Institutional Shares          (672,157)
Waiver of shareholder services fee-Institutional
Capital Shares                                                   (105,514)
TOTAL WAIVERS                                                                    (1,414,149)
Net expenses                                                                                           981,587
Net investment income                                                                             $ 13,575,634

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



YEAR ENDED JANUARY 31                                                        1999                   1998
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income                                            $     13,575,634       $      7,984,661
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Institutional Shares                                                   (9,176,860)            (7,088,218)
Institutional Service Shares                                           (2,031,566)              (424,504)
Institutional Capital Shares                                           (2,367,208)              (472,939)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS

TO SHAREHOLDERS                                                       (13,575,634)            (7,985,661)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                        6,671,442,391          4,261,655,577
Net asset value of shares issued to shareholders in payment of

distributions declared                                                  4,797,681              2,454,015
Cost of shares redeemed                                            (6,466,730,133)        (4,146,914,995)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                209,509,939            117,194,597
Change in net assets                                                  209,509,939            117,193,597
NET ASSETS:

Beginning of period                                                   276,755,375            159,561,778
End of period                                                    $    486,265,314       $    276,755,375

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JANUARY 31, 1999

ORGANIZATION

Money Market Obligations Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Municipal Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares, and Institutional Capital Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal taxes is necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at January 31, 1999, is as follows:


SECURITY                                            ACQUISITION DATE   ACQUISITION COST
Dakota County & Washington County, MN               1/5/1999                $10,195,000
Dakota County, Washington County & Anoka City, MN   12/1/1998                 5,000,000
Kentucky Housing Corp.                              11/19/1998                8,320,000
Mississippi Home Corp.                              8/17/1998                 9,995,000
New Hampshire State HFA                             11/19/1998                9,995,000
New York City, NY Trust Receipts                    1/19/1999                10,000,000
Philadelphia, PA IDA, Variable Rate                 8/27/1998                 6,745,000
Triborough Bridge & Tunnel Authority, NY            1/26/1999                 5,900,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.001 par value). At January 31, 1999, capital paid-in aggregated $486,265,314.

Transactions in shares were as follows:


YEAR ENDED JANUARY 31                                                  1999               1998
INSTITUTIONAL SHARES:

Shares sold                                                   5,212,142,622      3,591,948,985
Shares issued to shareholders in payment of distributions
declared                                                          1,302,615          1,979,575
Shares redeemed                                              (5,127,376,711)    (3,535,649,749)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS       86,068,526         58,278,811


YEAR ENDED JANUARY 31                                                  1999               1998
INSTITUTIONAL SERVICE SHARES:

Shares sold                                                     422,524,378        251,107,687
Shares issued to shareholders in payment of distributions
declared                                                          1,503,612            339,358
Shares redeemed                                                (397,415,401)      (210,231,259)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE

SHARE TRANSACTIONS                                               26,612,589         41,215,786


YEAR ENDED JANUARY 31                                                  1999               1998
INSTITUTIONAL CAPITAL SHARES:

Shares sold                                                   1,036,775,391        418,598,905
Shares issued to shareholders in payment of distributions
declared                                                          1,991,454            135,082
Shares redeemed                                                (941,938,021)      (401,033,987)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL

SHARE TRANSACTIONS                                               96,828,824         17,700,000
NET CHANGE RESULTING FROM SHARE TRANSACTIONS                    209,509,939        117,194,597

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. Effective March 31, 1999, the Adviser will merge into Federated Investment Management Company (formerly Federated Advisers). The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended January 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $1,578,571,000 and $2,064,965,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Ernst & Young LLP, Independent Auditors

TO THE SHAREHOLDERS AND TRUSTEES OF
MUNICIPAL OBLIGATIONS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Municipal Obligations Fund, a portfolio of Money Market Obligations Trust II, as of January 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Municipal Obligations Fund at January 31, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts
March 15, 1999

PROSPECTUS

[Graphic]

Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL SHARES

MARCH 31, 1999

A Statement of Additional Information (SAI) dated March 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's semi-annual report to shareholders as it becomes available. To obtain the SAI, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[Graphic]

Municipal Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No. 811-7364

Cusip 608912101

G01881-05-IS (3/99)

[Graphic]

PROSPECTUS

Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL SERVICE SHARES

A money market mutual fund seeking to provide current income exempt from all federal regular income tax consistent with stability of principal.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

MARCH 31, 1999

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  2

What are the Fund's Investment Strategies?  3

What are the Principal Securities in Which the

Fund Invests?  3

What are the Specific Risks of Investing in the Fund?  4

What Do Shares Cost?  5

How is the Fund Sold?  5

How to Purchase Shares  5

How to Redeem Shares  6

Account and Share Information  8

Who Manages the Fund?  9

Financial Information  9

Report of Ernst & Young LLP, Independent Auditors  28

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is to provide current income exempt from all federal regular income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

This investment objective may be changed by the Fund's Trustees without shareholder approval.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES? The Fund invests in tax exempt securities so that the Fund's annual interest income is exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares as of the calendar year-end for each of the last five years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 4%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998. The percentages noted are: 2.67%, 3.78%, 3.32%, 3.41% and 3.30%, respectively.

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a yearly basis.

The Fund's Institutional Service Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon the net asset value.

Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 0.98% (quarter ended June 30, 1995). Its lowest quarterly return was 0.53% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN

The following table represents the Fund's Institutional Service Shares Average Annual Total Return through December 31, 1998.

CALENDAR PERIOD          FUND
1 Year                   3.30%
5 Years                  3.29%
Start or Performance 1   3.14%

1 The Fund's Institutional Service Shares start of performance date was February 8, 1993.

Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

The Fund's Institutional Service Shares 7-Day Net Yield as of 12/31/98 was
3.52%.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

MUNICIPAL OBLIGATIONS FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Service Shares.


SHAREHOLDER
FEES

Fees Paid Directly From Your
Investment
Maximum Sales Charge (Load) Imposed on Purchases (as
a
percentage of offering price)                                         None
Maximum Deferred Sales Charge (Load) (as a percentage
of
original purchase price or redemption
proceeds,
as applicable)                                                        None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends
(and other
Distributions)
(as a percentage of offering price)                                   None
Redemption Fee (as a percentage of amount redeemed,
if
applicable)                                                           None
Exchange Fee                                                          None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1 Expenses That are Deducted
From Fund Assets (as a percentage of average net assets)

Management Fee 2                                                      0.20%
Distribution (12b-1) Fee                                              None
Shareholder Services Fee                                              0.25%
Other Expenses                                                        0.14%
Total Annual Fund Operating Expenses                                  0.59%

1 Although not contractually obligated to do so, the adviser waived certain amounts. These are described below along with the net expenses the Fund's
Institutional Service Shares actually paid for the fiscal year ended January 31, 1999.

Waiver of Fund Expenses                                               0.16%
Total Actual Annual Fund Operating Expenses (after waivers)           0.43%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.04% for the year ended January 31, 1999.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1  Year    $ 60
3  Years   $189
5  Years   $329
10 Years   $738


What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio will be 90 days or less.

The Fund's investment adviser (Adviser) performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of municipal securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. In order to enhance yield, the Fund's Adviser will seek to invest a significant portion of the portfolio in tax exempt securities subject to the alternative minimum tax.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

The following describes the types of tax exempt securities in which the Fund invests:

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

BOND MARKET RISKS

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

TEMPORARY DEFENSIVE INVESTMENTS

During adverse market conditions, the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater after tax investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $1,000,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within one year of opening the account. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

*  Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

*  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire

ABA Number 011000028
Attention: EDGEWIRE

Wire Order Number, Dealer Number, or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY INVEST-BY-PHONE

Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearing House member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

*  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

*  Fund Name and Share Class, account number and account registration;

*  amount to be redeemed; and

*  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

*  to allow your purchase to clear;

*  during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund Share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights-Institutional Service shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 28.


YEAR ENDED JANUARY 31                         1999        1998       1997
NET ASSET VALUE, BEGINNING OF PERIOD        $ 1.00      $ 1.00     $ 1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                         0.03        0.03       0.03
LESS DISTRIBUTIONS:
Distributions from net investment income     (0.03)      (0.03)     (0.03)
NET ASSET VALUE, END OF PERIOD              $ 1.00      $ 1.00     $ 1.00
TOTAL RETURN 1                                3.27%       3.43%      3.31%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                      0.43%       0.43%      0.43%
Net investment income                         3.22%       3.48%      3.08%
Expense waiver/reimbursement 2                0.16%       0.23%      0.21%
SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)    $67,832     $41,216      $0.30

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

JANUARY 31, 1999

PRINCIPAL

AMOUNT                                                                                      VALUE

                 SHORT-TERM MUNICIPALS-99.4% 1

                 ALABAMA-0.4%

  $  2,000,000   Birmingham, AL, IDA, Series 1997, Weekly VRDNs (Millcraft,
                 AL Inc.)/(Regions Bank, Alabama LOC)                               $   2,000,000
                 ARIZONA-1.7%

     5,400,000   Eloy, AZ, IDA, Series 1996, Weekly VRDNs (The Marley Cooling
                 Tower Co.)/(First Union National Bank, Charlotte, N.C. LOC)            5,400,000
       715,000   Maricopa County, AZ, IDA, 3.20% CP (Citizens Utilities Co.),
                 Mandatory Tender 3/5/1999                                                715,000
     2,090,000   Pima County, AZ, IDA, Single Family Mortgage (PA-159) Weekly
                 VRDNs (GNMA COL)/(Merrill Lynch Capital Services, Inc. LIQ)            2,090,000
                 TOTAL                                                                  8,205,000
                 ARKANSAS-4.1%
     1,000,000   Arkadelphia, AR, IDRBs, Series 1996, Weekly VRDNs (Siplast,

                 Inc.)/(Den Danske Bank A/S LOC)                                        1,000,000
     9,000,000   Arkansas Development Finance Authority, Series 1995, Weekly
                 VRDNs (Paco Steel & Engineering Corporation Project)/(Union

                 Bank of California LOC)                                                9,000,000
     1,800,000   Hope, AR, Solid Waste Disposal Revenue Bonds, Series 1994,
                 3.70% CP (Temple-Inland Forest Products Corp.)/(Temple-

                 Inland, Inc. GTD), Mandatory Tender 3/11/1999                          1,800,000
     8,000,000   Springdale, AR, IDA Weekly VRDNs (Newlywed Food)/(Mellon
                 Bank N.A., Pittsburgh LOC)                                             8,000,000
                 TOTAL                                                                 19,800,000

                 CALIFORNIA-0.8%

     4,000,000   California Student Education Loan Marketing Corp., Series
                 1994A, 3.80% TOBs (Dresdner Bank AG, Frankfurt LOC),

                 Mandatory Tender 6/1/1999                                              4,000,000

                 CONNECTICUT-0.5%

     2,450,000   Bridgeport, CT, UT GO, 4.25% BANs, 3/18/1999                           2,451,323
                 FLORIDA-2.0%

     9,635,000   Dade County, FL, PT-1083 Weekly VRDNs (Miami International

                 Airport)/(FSA INS)/(Merrill Lynch Capital Services, Inc. LOC)          9,635,000
                 GEORGIA-8.1%

     1,100,000   Bowdon, GA Development Authority, Weekly VRDNs (Trintex

                 Corp.)/(First Union National Bank, Charlotte, N.C. LOC)                1,100,000
     6,000,000   Clayton County, GA Development Authority, Series 1994,
                 Weekly VRDNs (Lear Seating Corp.)/(Chase Manhattan Bank

                 N.A., New York LOC)                                                    6,000,000
PRINCIPAL

AMOUNT                                                                                      VALUE

                 SHORT-TERM MUNICIPALS-continued 1

                 GEORGIA-CONTINUED

 $   1,500,000   Clayton County, GA Housing Authority, Multifamily Housing
                 Revenue Bonds, Series 1997, Weekly VRDNs (Hyde Park Club

                 Apartments)/(KeyBank, N.A. LOC)                                   $    1,500,000
     2,000,000   Franklin County, GA Industrial Building Authority, Series
                 1995, Weekly VRDNs (Bosal Industries, Inc.)/(Bank of New

                 York, New York LOC)                                                    2,000,000
     2,160,000   Gainesville, GA Redevelopment Authority, IDRB, Series 1986,
                 Weekly VRDNs (Hotel of Gainesville Associates

                 Project)/(Regions Bank, Alabama LOC)                                   2,160,000
     4,000,000   Jackson County, GA, IDA, Series 1996, Weekly VRDNs (Buhler
                 Quality Yarns Corp. Project)/(UBS AG LOC)                              4,000,000
     5,800,000   Richmond County, GA Development Authority, Series 1999,
                 Weekly VRDNs (Evergreen Nylon Recycling, LLC)/(Banque

                 Nationale de Paris LOC)                                                5,800,000
     6,000,000   Richmond County, GA Development Authority, Solid Waste
                 Disposal Revenue Bonds, Series 1995, Weekly VRDNs (Federal
                 Paper Board Co., Inc.)/(Wachovia Bank
                 of NC, N.A., Winston-Salem LOC)                                        6,000,000
    10,750,000   Savannah, GA, EDA, Series 1995A, Weekly VRDNs (Home Depot,
                 Inc.)  10,750,000
                 TOTAL                                                                 39,310,000
                 HAWAII-1.4%
     6,960,000   Hawaii Finance and Development Corp., PT-1049 Weekly VRDNs

                 (Merrill Lynch Capital Services, Inc. LIQ)                             6,960,000
                 IDAHO-1.5%

     7,461,000   Idaho Housing Agency, PA-115, 1994 Series F, Weekly VRDNs
                 (Merrill Lynch Capital Services, Inc. LIQ)                             7,461,000
                 ILLINOIS-4.4%

     7,000,000   Chicago, IL, Chicago Midway Airport Special Facility Revenue
                 Bonds, Series 1998, 3.25% TOBs (Signature Flight Support
                 Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional
                 Tender 6/1/1999                                                        7,000,000
     3,000,000   Chicago, IL, Gas Supply Revenue Bonds, 1993 Series B, 3.20%
                 TOBs (Peoples Gas Light & Coke Company), Optional Tender
                 12/1/1999                                                              3,000,000
     6,000,000   Illinois Development Finance Authority, Series 1997, Weekly

                 VRDNs (Toyal America, Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)        6,000,000
     2,575,000   Peoria, IL, Series 1995, Weekly VRDNs (Praise and Leadership

                 Elementary School)/(Bank One, Illinois, N.A. LOC)                      2,575,000
     2,360,000   Rockford, IL, EDRB, 3.80% TOBs (Independence Village of
                 Rockford)/(Paribas, Paris LOC), Optional Tender 12/1/1999              2,360,000
       600,000   Southwestern Illinois Development Authority, Series 1991,
                 Weekly VRDNs (Robinson Steel Co.)/(American National Bank,

                 Chicago LOC)                                                             600,000
                 TOTAL                                                                 21,535,000


PRINCIPAL

AMOUNT                                                                                      VALUE

                 SHORT-TERM MUNICIPALS-continued 1

                 INDIANA-3.7%

  $  2,250,000   Clarksville, IN, Series 1997, Weekly VRDNs (Metal Sales
                 Manufacturing Corp (Star Bank, NA, Cincinnati LOC)                $    2,250,000
     3,625,000   Elkhart County, IN, Series 1997, Weekly VRDNs (Hart Housing
                 Group, Inc.)/(KeyBank, N.A. LOC)                                       3,625,000
     6,500,000   Jeffersonville, IN, Series 1997A, Weekly VRDNs (Wayne Steel,
                 Inc.)/(Bank One, Ohio, N.A. LOC)                                       6,500,000
     1,570,000   Richmond, IN, Economic Development Revenue Bonds, Series
                 1996, Weekly VRDNs (Holland Colors Americas, Inc.

                 Project)/(Bank One, Indiana, N.A. LOC)                                 1,570,000
     4,000,000   Rushville, IN, Series 1996, Weekly VRDNs (Fujitsu Ten Corp.
                 of America)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                        4,000,000
                 TOTAL                                                                 17,945,000

                 KENTUCKY-4.7%

     8,320,000 2 Kentucky Housing Corp., Variable Rate Certificates, Series
                 1998 W, 3.25% TOBs (Bank of America NT and SA, San Francisco
                 LIQ), Optional Tender 6/15/1999                                        8,320,000
     5,000,000   Louisville & Jefferson County, KY Regional Airport
                 Authority, Series 1996-A, Weekly VRDNs (National City Bank,
                 Kentucky LOC)                                                          5,000,000
     5,000,000   Louisville & Jefferson County, KY Regional Airport
                 Authority, Series 1997 AA-1, Weekly VRDNs (National City

                 Bank, Kentucky LOC)                                                    5,000,000
     4,400,000   Paris, KY, Weekly VRDNs (Monessen Holdings, LLC)/(Bank One,
                 Kentucky LOC)                                                          4,400,000
                 TOTAL                                                                 22,720,000

                 LOUISIANA-0.3%

     1,600,000 Ouachita Parish, LA, IDB, Series 1998, Weekly VRDNs (Dixie

                 Carbonic, Inc.)/(Bank One, Illinois, N.A. LOC)                         1,600,000
                 MAINE-1.2%

     4,000,000   Jay, ME, Solid Waste Disposal Revenue Bonds, 4.00% TOBs
                 (International Paper Co.), Optional Tender 6/1/1999                    4,000,000
     1,900,000   Trenton, ME, Series 1998, Weekly VRDNs (Hinckley
                 Co.)/(KeyBank, N.A. LOC)                                               1,900,000
                 TOTAL                                                                  5,900,000

                 MARYLAND-1.6%

     2,400,000   Harford County, MD, Series 1989, Weekly VRDNs (Harford
                 Commons Associates Facility)/(First National Bank of

                 Maryland, Baltimore LOC)                                               2,400,000
     1,386,000   Harford County, MD, Variable Rate Demand/Fixed Rate
                 Refunding Bond (1989 Issue) Weekly VRDNs (Harford Commons
                 Associates Facility)/(First National Bank of Maryland,

                 Baltimore LOC)                                                         1,386,000

PRINCIPAL

AMOUNT                                                                                      VALUE

                 SHORT-TERM MUNICIPALS-continued 1

                 MARYLAND-CONTINUED

 $   2,580,000   Maryland State Community Development Administration, Series
                 1990A, Weekly VRDNs (College Estates)/(First National Bank
                 of Maryland, Baltimore LOC)                                       $    2,580,000
     1,370,000   Montgomery County, MD Weekly VRDNs (Information Systems and

                 Networks Corp.)/(PNC Bank, N.A. LOC)                                   1,370,000
                 TOTAL                                                                  7,736,000

                 MASSACHUSETTS-0.7%

     3,400,000   Massachusetts IFA, IDRB, Series 1995, Weekly VRDNs (Dunsirn

                 Industries, Inc. Project)/(Bank One, Wisconsin, N.A. LOC)              3,400,000
                 MINNESOTA-6.1%

     1,500,000   Blaine, MN, Series 1997, Weekly VRDNs (Plastic Enterprises,

                 Inc.)/(Norwest Bank Minnesota, N.A. LOC)                               1,500,000
    10,195,000 2 Dakota County & Washington County MN Housing & Redevelopment
                 Authority, MERLOTS, Series J, 3.35% TOBs (United States
                 Treasury COL)/(First Union National Bank, Charlotte, N.C.

                 LIQ), Optional Tender 3/1/1999                                        10,195,000
     5,000,000 2 Dakota County, Washington County & Anoka City, MN Housing &
                 Redevelopment Authority, MERLOTS, Series H, 3.35% TOBs
                 (United States Treasury COL)/(First Union National Bank,

                 Charlotte, N.C. LIQ), Optional Tender 3/1/1999                         5,000,000
     6,000,000   Edgerton, MN, Series 1998, Weekly VRDNs (Fey Industries,
                 Inc.)/(Norwest Bank Minnesota, N.A. LOC)                               6,000,000
     2,950,000   Savage, MN, Series 1998, Weekly VRDNs (Fabcon,
                 Inc.)/(Norwest Bank Minnesota, N.A. LOC)                               2,950,000
     2,000,000   Springfield, MN, Series 1998, Weekly VRDNs (Ochs Brick
                 Co.)/(Norwest Bank Minnesota, N.A. LOC)                                2,000,000
     2,000,000   White Bear Lake, MN, Century Townhomes, Series 1997, 4.55%
                 TOBs (Westdeutsche Landesbank Girozentrale), Optional Tender
                 5/1/1999                                                               2,000,000
                 TOTAL                                                                 29,645,000
                 MISSISSIPPI-5.1%

     1,168,000   Greenville, MS, IDA Weekly VRDNs (Mebane Packaging

                 Corp)/(First Union National Bank, Charlotte, NC LOC)                   1,168,000
     4,070,000   Mississippi Business Finance Corp., Series 1995, Weekly
                 VRDNs (Mississippi Baking Company L.L.C. Project)/(First

                 National Bank of Maryland, Baltimore LOC)                              4,070,000
     9,995,000 2 Mississippi Home Corp., PT-218B, 3.75% TOBs (GNMA
                 COL)/(Bayerische Hypotheken-und Vereinsbank AG LIQ),

                 Mandatory Tender 7/8/1999                                              9,995,000
     9,790,000   Mississippi Regional Housing Authorithy No. II, Series 1998,
                 3.60% TOBs (Bradford Park Apartments)/(Amsouth Bank N.A.,

                 Birmingham LOC), Mandatory Tender 10/1/1999                            9,790,000
                 TOTAL                                                                 25,023,000


PRINCIPAL

AMOUNT                                                                                      VALUE

                 SHORT-TERM MUNICIPALS-continued 1

                 MISSOURI-0.2%

  $  1,000,000   St. Louis, MO, IDA, Series 1997, Weekly VRDNs (Cee Kay
                 Supply)/(Commerce Bank, Kansas City, N.A. LOC)                    $    1,000,000
                 MULTI STATE-7.4%
    20,000,000   Charter Mac Floater Certificates Trust I, (First Tranche)
                 Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale,
                 Commerzbank AG, Frankfurt and Credit Communal de Belgique,
                 Brussles LIQs)                                                        20,000,000
    10,000,000   Charter Mac Floater Certificates Trust I, (Second Tranche)
                 Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale,
                 Commerzbank AG, Frankfurt and Credit Communal de Belgique,
                 Brussles LIQs)                                                        10,000,000
     5,684,000   Clipper Tax-Exempt Trust (AMT MultiState), Series A, Weekly

                 VRDNs (State Street Bank and Trust Co. LIQ)                            5,684,000
                 TOTAL                                                                 35,684,000
                 NEBRASKA-1.7%

     2,710,000   Nebraska Investment Finance Authority, Series 1997, Weekly
                 VRDNs (Transcrypt International, Inc.)/(Norwest Bank
                 Minnesota, N.A. LOC)                                                   2,710,000
     5,700,000   Stanton County, NE, Series 1998, Weekly VRDNs (Nucor

                 Corporation)                                                           5,700,000
                 TOTAL                                                                  8,410,000

                 NEVADA-0.1%

       600,000   Nevada State Department of Community & Industrial
                 Development Weekly VRDNs (Kinplex Company Project)/(Credit
                 Commercial De France, Paris LOC)                                         600,000
                 NEW HAMPSHIRE-2.9%

     4,000,000   New Hampshire Business Finance Authority, IDRB, Series A,

                 Weekly VRDNs (Upper Valley Press)/(KeyBank, N.A. LOC)                  4,000,000
     9,995,000 2 New Hampshire State HFA, Variable Rate Certificates, Series
                 1998U, 3.68% TOBs (AMBAC INS)/(Bank of America NT and SA, San
                 Francisco LIQ), Optional Tender 6/1/1999 9,995,000 TOTAL
                 13,995,000 NEW JERSEY-2.9%

     2,812,000   Cedar Grove Township, NJ, 3.80% BANs, 3/8/1999                         2,812,338
     4,989,000   Galloway Township, NJ, 4.125% BANs, 3/11/1999                          4,990,624
     4,367,000   Haddonfield, NJ, 4.40% BANs, 6/4/1999                                  4,375,500
     1,900,000   New Jersey EDA, Trust Receipts, Series 1998 FR/RI-34, Weekly
                 VRDNs (New Jersey-American Water Co., Inc.)/(FGIC INS)/(Bank
                 of New York, New York LIQ)                                             1,900,000
                 TOTAL                                                                 14,078,462

PRINCIPAL

AMOUNT                                                                                      VALUE

                 SHORT-TERM MUNICIPALS-continued 1
                 NEW MEXICO-2.1%

 $   5,330,000   Albuquerque, NM, Series 1996, Weekly VRDNs (Rose's Southwest
                 Papers, Inc. Project)/(Norwest Bank Minnesota, N.A. LOC)          $    5,330,000
     5,000,000   Los Lunas Village, NM, Series 1998, Weekly VRDNs (Wall

                 Colmonoy Corp.)/(Michigan National Bank, Farmington Hills LOC)         5,000,000
                 TOTAL                                                                 10,330,000

                 NEW YORK-3.7%

    10,000,000 2 New York City, NY, Trust Receipts, Series 1998 FR/RI-A77,
                 2.90% TOBs (National Westminster Bank, PLC, London LIQ),

                 Optional Tender 3/12/1999                                             10,000,000
     1,995,000   New York State Mortgage Agency, (PA-422) Weekly VRDNs
                 (Merrill Lynch Capital Services, Inc. LIQ)                             1,995,000
     5,900,000 2 Triborough Bridge & Tunnel Authority, NY, Floater
                 Certificates, Series 1998-72, 3.25% TOBs (FGIC INS)/(Morgan
                 Stanley, Dean Witter Municipal Funding, Inc. LIQ), Optional
                 Tender 2/11/1999                                                       5,900,000
                 TOTAL                                                                 17,895,000
                 NORTH CAROLINA-1.0%
     5,000,000   Person County, NC, Industrial Facilities & Pollution Control
                 Financing Authority Daily VRDNs (Carolina Power & Light
                 Co.)/(SunTrust Bank, Atlanta LOC)                                      5,000,000
                 OHIO-1.4%
     6,800,000   Clermont County, OH, Variable Rate IDRB's, Series 1997, Weekly
                 VRDNs (Buriot International, Inc.)/(KeyBank, N.A.

                 LOC)                                                                   6,800,000
                 OKLAHOMA-6.0%

     8,000,000   Broken Arrow, OK, EDA Weekly VRDNs (Blue Bell

                 Creameries)/(Banque Nationale de Paris LOC)                            8,000,000
    13,835,000   Tulsa County, OK, HFA, CDC Municipal Products, Inc. Class A
                 Certificates, Series 1996E, Weekly VRDNs (GNMA COL)/(CDC

                 Municipal Products, Inc. LIQ)                                         13,835,000
     7,245,000   Tulsa, OK International Airport, Variable Rate Certificates,
                 Series 1997 B-1, Weekly VRDNs (MBIA INS)/(Bank of America NT
                 and SA, San Francisco LIQ)                                             7,245,000
                 TOTAL                                                                 29,080,000
                 OREGON-0.6%
     2,000,000   Oregon School Boards Association, Pooled Short-Term

                 Borrowing Program, Series 1998A, 4.00% TRANs, 6/30/1999                2,000,000
       660,000   Oregon State, Economic Development Revenue Bonds, Series
                 1988B, Weekly VRDNs (Domaine Drouhin Oregon, Inc.)/(Wells

                 Fargo Bank, N.A. LOC)                                                    660,000
                 TOTAL                                                                  2,660,000


PRINCIPAL

AMOUNT                                                                                      VALUE

                 SHORT-TERM MUNICIPALS-continued 1

                 PENNSYLVANIA-2.7%

 $   3,000,000   Clinton County, PA IDA, Solid Waste Disposal Revenue Bonds,
                 Series 1992A, 3.95% TOBs (International Paper Co.), Optional
                 Tender 1/15/2000                                                  $    3,000,000
     3,100,000   Pennsylvania EDFA, Series B1, Weekly VRDNs (Erie Plating

                 Co.)/(PNC Bank, N.A. LOC)                                              3,100,000
       500,000   Pennsylvania State Higher Education Assistance Agency,
                 Student Loan Adjustable Rate Revenue Bonds, Series 1997A,

                 Weekly VRDNs (Student Loan Marketing Association LOC)                    500,000
     6,745,000 2 Philadelphia, PA, IDA, Variable Rate Certificates, Series
                 1998P-1, 3.75% TOBs (Philadelphia Airport System)/(FGIC
                 INS)/(Bank of America NT and SA, San Francisco LIQ),

                 Optional Tender 8/4/1999                                               6,745,000
                 TOTAL                                                                 13,345,000

                 SOUTH CAROLINA-2.1%

     4,000,000   South Carolina Job Development Authority Weekly VRDNs
                 (Boozer Lumber Co.)/(SouthTrust Bank of Alabama, Birmingham
                 LOC)                                                                   4,000,000
       125,000   South Carolina Job Development Authority, Series 1988A,
                 Weekly VRDNs (Kent Manufacturing Co.)/(Credit Commercial De
                 France, Paris LOC)                                                       125,000
       300,000   South Carolina Job Development Authority, Series 1988B,
                 Weekly VRDNs (Seacord Corporation)/(Credit Commercial De

                 France, Paris LOC)                                                       300,000
       500,000   South Carolina Job Development Authority, Series 1990,
                 Weekly VRDNs (NMFO Associates)/(Wachovia Bank of NC, N.A.,

                 Winston-Salem LOC)                                                       500,000
       950,000   South Carolina Job Development Authority, Series 1990,
                 Weekly VRDNs (Old Claussen's Bakery)/(Wachovia Bank of NC,

                 N.A., Winston-Salem LOC)                                                 950,000
       550,000   South Carolina Job Development Authority, Series 1990,
                 Weekly VRDNs (Rice Street Association)/(Wachovia Bank of NC,
                 N.A., Winston-Salem LOC)                                                 550,000

       825,000   South Carolina Job Development Authority, Series B, Weekly
                 VRDNs (Osmose Wood Preserving)/(Credit Commercial De France,
                 Paris LOC)                                                               825,000
     2,885,000   York County, SC IDA, Industrial Development Revenue Bonds,
                 Series 1989, Weekly VRDNs (Sediver Inc)/(Banque Nationale de
                 Paris LOC)                                                             2,885,000
                 TOTAL                                                                 10,135,000

PRINCIPAL

AMOUNT                                                                                      VALUE

                 SHORT-TERM MUNICIPALS-continued 1
                 SOUTH DAKOTA-1.0%

 $   3,000,000   South Dakota Housing Development Authority, 1998 Series B,
                 3.75% BANs, 8/5/1999                                              $    3,000,000
       675,000   South Dakota Housing Development Authority, CDC Municipal
                 Products, Inc. Class A Certificates, Series 1996C, Weekly

                 VRDNs (CDC Municipal Products, Inc. LIQ)                                 675,000
     1,405,000   South Dakota Housing Development Authority, Homeownership
                 Mortgage Bonds, 1997 Series E, Weekly VRDNs                            1,405,000
                 TOTAL                                                                  5,080,000
                 TENNESSEE-3.4%

     4,000,000 Carter County, TN, IDB, Series 1983, Monthly VRDNs (Inland

                 Container Corporation)/(Temple-Inland, Inc. GTD)                       4,000,000
     1,500,000   Cheatham County, TN, IDB, Series 1997B, Weekly VRDNs (Triton
                 Boat Co.)/(First American National Bank, Nashville, TN LOC)            1,500,000
     2,000,000   Hawkins County, TN, IDB, Series 1995, Weekly VRDNs (Sekisui
                 Ta Industries, Inc. Project)/(Bank of Tokyo-Mitsubishi Ltd.

                 LOC)                                                                   2,000,000
       200,000   Jackson, TN, IDB, Solid Waste Facility Bonds, Series 1995,
                 Weekly VRDNs (Florida Steel Corp.)/(Nationsbank, N.A.,

                 Charlotte LOC)                                                           200,000
     2,500,000   Knox County, TN, IDB, Series 1996, Weekly VRDNs (Health
                 Ventures, Inc. Project)/(SunTrust Bank, Nashville LOC)                 2,500,000
     2,530,000   Morristown, TN, IDB Weekly VRDNs (Tuff Torq Corp.)/
                 (Bank of Tokyo-Mitsubishi Ltd. LOC)                                    2,530,000
       900,000   South Pittsburg, TN, IDB, Series 1996, Weekly VRDNs (Lodge
                 Manufacturing Co. Project)/(SunTrust Bank, Nashville LOC)                900,000
     3,000,000   Tennessee Housing Development Agency, Series 1997K, Weekly
                 VRDNs (Bank of America NT and SA, San Francisco LIQ)                   3,000,000
                 TOTAL                                                                 16,630,000
                 TEXAS-7.1%

     1,000,000   Angelina and Neches River Authority, Texas, Solid Waste
                 Disposal Revenue Bonds, Series 1993, 3.75% CP (Temple-Eastex
                 Inc.)/(Temple-Inland, Inc. GTD), Mandatory Tender 3/10/1999            1,000,000
     3,000,000   Angelina and Neches River Authority, Texas, Solid Waste
                 Disposal Revenue Bonds, Series 1993, 3.80% CP (Temple-Eastex
                 Inc.)/(Temple-Inland, Inc. GTD), Mandatory Tender 3/12/1999            3,000,000
     1,600,000   Angelina and Neches River Authority, Texas, Waste Disposal
                 Revenue Bonds, Series 1998, 3.75% CP (Temple-Inland Forest
                 Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender
                 3/9/1999                                                               1,600,000
     7,500,000   Harris County, TX, HFDC, Revenue Refunding Bonds, Series
                 1986, 4.35% CP (Young Men's Christian Association of the
                 Greater Houston Area)/(Bank of Tokyo-Mitsubishi Ltd. LOC),

                 Mandatory Tender 2/2/1999                                              7,500,000

PRINCIPAL

AMOUNT                                                                                      VALUE

                 SHORT-TERM MUNICIPALS-continued 1

                 TEXAS-CONTINUED

  $  2,400,000   Lubbock, TX, IDC Daily VRDNs (McLane Co.,

                 Inc.)/(Nationsbank, N.A., Charlotte LOC)                          $    2,400,000
     8,000,000   McAllen, TX, IDA, Series 1998, Weekly VRDNs (NiTek McAllen,
                 LLC)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                               8,000,000
     4,780,000   Saginaw, TX, IDA, Series 1998, Weekly VRDNs (Glad Investing
                 Partners, Ltd.)/(Bank One, Texas N.A. LOC)                             4,780,000
     6,000,000   Tarrant County, TX, IDC, Series 1997, Weekly VRDNs (Lear
                 Operations Corp.)/(Chase Manhattan Bank N.A., New York LOC)            6,000,000
                 TOTAL                                                                 34,280,000
                 VIRGINIA-2.5%

    12,100,000   Virginia Peninsula Port Authority, Series 1997, Daily VRDNs

                 (Ziegler Coal Holding Co.)/(UBS AG LOC)                               12,100,000
                 WISCONSIN-2.3%

     2,000,000   Milwaukee, WI, Series 1997, 3.25% TOBs (Signature Flight
                 Support Corp.)/(Bayerische Landesbank Girozentrale LOC),

                 Optional Tender 6/1/1999                                               2,000,000
     1,000,000   New Berlin, WI, Series 1997A, Weekly VRDNs (Sunraider
                 LLC/New Berlin Plastics, Inc.)/(Bank One, Wisconsin, N.A. LOC)         1,000,000
     8,035,000   Wisconsin Housing & Economic Development Authority, PT-90,

                 Series 1996F, Weekly VRDNs (Banque Nationale de Paris LIQ)             8,035,000
                 TOTAL                                                                 11,035,000
                 TOTAL INVESTMENTS (AT AMORTIZED COST) 3                            $ 483,463,785

Securities that are subject to Alternative Minimum Tax represent 90.4% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ('NRSROs') or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP- 1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At January 31, 1999, the portfolio securities were rated as follows:

Tier Rating based on Total Market Value (Unaudited)

FIRST TIER   SECOND TIER
95.69%       4.31%

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At January 31, 1999, these securities amounted to $66,150,000 which represents 13.6% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($486,265,314) at January 31, 1999.

The following acronyms are used throughout this portfolio:

AMBAC  -American Municipal Bond Assurance Corporation
AMT    -Alternative Minimum Tax

BAN(s) -Bond Anticipation Note(s)
COL    -Collateralized
CP     -Commercial Paper
EDA    -Economic Development Authority

EDFA -Economic Development Financing Authority EDRB -Economic Development Revenue Bonds FGIC -Financial Guaranty Insurance Company FSA -Financial Security Assurance GNMA -Government National Mortgage Association GO -General Obligation GTD -Guaranty HFA -Housing Finance Authority HFDC -Health Facility Development Corporation IDA -Industrial Development Authority IDB -Industrial Development Bond IDC -Industrial Development Corporation IDRB(s)-Industrial Development Revenue Bond(s) IFA -Industrial Finance Authority INS -Insured LIQ -Liquidity Agreement LOC(s) -Letter(s) of Credit MBIA -Municipal Bond Investors Assurance

MERLOTS-Municipal Exempt Receipts - Liquidity Optional Tender Series
SA     -Support Agreement
TOBs   -Tender Option Bonds
TRANs  -Tax and Revenue Anticipation Notes
UT     -Unlimited Tax
VRDNs  -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JANUARY 31, 1999


ASSETS:
Total investments in securities, at amortized cost and value                    $ 483,463,785
Cash                                                                                  779,928
Income receivable                                                                   2,914,688
Prepaid expenses                                                                          728
TOTAL ASSETS                                                                      487,159,129
LIABILITIES:

Payable for shares redeemed                                       $  23,377
Income distribution payable                                         834,252
Accrued expenses                                                     36,186
TOTAL LIABILITIES                                                                     893,815
Net assets for 486,241,985 shares outstanding                                   $ 486,265,314
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS
PER SHARE:
INSTITUTIONAL SHARES:
$303,906,743 / 303,884,188 shares outstanding                                           $1.00
INSTITUTIONAL SERVICE SHARES:
$67,828,653 / 67,828,674 shares outstanding                                             $1.00
INSTITUTIONAL CAPITAL SHARES:
$114,529,918 / 114,529,123 shares outstanding                                           $1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED JANUARY 31, 1999


INVESTMENT INCOME:
Interest                                                                                          $ 14,557,221
EXPENSES:

Investment advisory fee                                                        $    803,037
Administrative personnel and services fee                                           302,822
Custodian fees                                                                        6,697
Transfer and dividend disbursing agent fees and expenses                             61,219
Directors'/Trustees' fees                                                             6,315
Auditing fees                                                                        14,192
Legal fees                                                                           20,325
Portfolio accounting fees                                                           106,414
Shareholder services fee-Institutional Shares                                       672,157
Shareholder services fee-Institutional Service Shares                               157,723
Shareholder services fee-Institutional Capital Shares                               175,081
Share registration costs                                                             23,701
Printing and postage                                                                 15,386
Insurance premiums                                                                   29,162
Miscellaneous                                                                         1,505
TOTAL EXPENSES                                                                    2,395,736
WAIVERS:
Waiver of investment advisory fee                             $  (636,478)
Waiver of shareholder services fee-Institutional Shares          (672,157)
Waiver of shareholder services fee-Institutional
Capital Shares                                                   (105,514)
TOTAL WAIVERS                                                                    (1,414,149)
Net expenses                                                                                           981,587
Net investment income                                                                             $ 13,575,634

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


YEAR ENDED JANUARY 31                                                        1999                   1998
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income                                            $     13,575,634       $      7,984,661
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Institutional Shares                                                   (9,176,860)            (7,088,218)
Institutional Service Shares                                           (2,031,566)              (424,504)
Institutional Capital Shares                                           (2,367,208)              (472,939)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS

TO SHAREHOLDERS                                                       (13,575,634)            (7,985,661)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                        6,671,442,391          4,261,655,577
Net asset value of shares issued to shareholders in payment

of distributions declared                                               4,797,681              2,454,015
Cost of shares redeemed                                            (6,466,730,133)        (4,146,914,995)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                209,509,939            117,194,597
Change in net assets                                                  209,509,939            117,193,597
NET ASSETS:

Beginning of period                                                   276,755,375            159,561,778
End of period                                                    $    486,265,314       $    276,755,375

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JANUARY 31, 1999

ORGANIZATION

Money Market Obligations Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Municipal Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares, and Institutional Capital Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal taxes is necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at January 31, 1999, is as follows:


SECURITY                                            ACQUISITION DATE   ACQUISITION COST
Dakota County & Washington County, MN               1/5/1999                $10,195,000
Dakota County, Washington County & Anoka City, MN   12/1/1998                 5,000,000
Kentucky Housing Corp.                              11/19/1998                8,320,000
Mississippi Home Corp.                              8/17/1998                 9,995,000
New Hampshire State HFA                             11/19/1998                9,995,000
New York City, NY Trust Receipts                    1/19/1999                10,000,000
Philadelphia, PA IDA, Variable Rate                 8/27/1998                 6,745,000
Triborough Bridge & Tunnel Authority, NY            1/26/1999                 5,900,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.001 par value). At January 31, 1999, capital paid-in aggregated $486,265,314.

Transactions in shares were as follows:


YEAR ENDED JANUARY 31                                                  1999               1998
INSTITUTIONAL SHARES:

Shares sold                                                   5,212,142,622      3,591,948,985
Shares issued to shareholders in payment of distributions
declared                                                          1,302,615          1,979,575
Shares redeemed                                              (5,127,376,711)    (3,535,649,749)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS       86,068,526         58,278,811


YEAR ENDED JANUARY 31                                                  1999               1998
INSTITUTIONAL SERVICE SHARES:

Shares sold                                                     422,524,378        251,107,687
Shares issued to shareholders in payment of distributions
declared                                                          1,503,612            339,358
Shares redeemed                                                (397,415,401)      (210,231,259)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE

SHARE TRANSACTIONS                                               26,612,589         41,215,786


YEAR ENDED JANUARY 31                                                  1999               1998
INSTITUTIONAL CAPITAL SHARES:

Shares sold                                                   1,036,775,391        418,598,905
Shares issued to shareholders in payment of distributions
declared                                                          1,991,454            135,082
Shares redeemed                                                (941,938,021)  (401,033,987)

NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL

SHARE TRANSACTIONS                                               96,828,824         17,700,000
NET CHANGE RESULTING FROM SHARE TRANSACTIONS                    209,509,939        117,194,597

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. Effective March 31, 1999, the Adviser will merge into Federated Investment Management Company (formerly Federated Advisers). The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended January 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $1,578,571,000 and $2,064,965,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Ernst & Young LLP, Independent Auditors

TO THE SHAREHOLDERS AND TRUSTEES OF
MUNICIPAL OBLIGATIONS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Municipal Obligations Fund as of January 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Municipal Obligations Fund at January 31, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts
March 15, 1999

PROSPECTUS

[Graphic]

Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL SERVICE SHARES

MARCH 31, 1999

A Statement of Additional Information (SAI) dated March 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's semi-annual report to shareholders as it becomes available. To obtain the SAI, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[Graphic]
Municipal Obligations Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No. 7364

Cusip 608912200

G01881-06-SS (3/99)

[Graphic]

PROSPECTUS

Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL CAPITAL SHARES

A money market mutual fund seeking to provide current income exempt from federal regular income tax consistent with stability of principal.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

MARCH 31, 1999

CONTENTS

Risk/Return Summary  1

What are the Fund's Fees and Expenses?  2

What are the Fund's Investment Strategies?  3

What are the Principal Securities in

Which the Fund Invests?  3

What are the Specific Risks of Investing in the Fund?  5

What Do Shares Cost?  5

How is the Fund Sold?  6

How to Purchase Shares  6

How to Redeem Shares  8

Account and Share Information  10

Who Manages the Fund?  10

Financial Information  11

Report of Ernst & Young LLP, Independent Auditors  30

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is to provide current income exempt from all federal regular income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

This investment objective may be changed by the Fund's Trustees without shareholder approval.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in tax exempt securities so that the Fund's annual interest income is exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Capital Shares as of the calendar year-end for each of the last five years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 1% up to 4%.

The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 1998. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Capital Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 1998. The percentages noted are: 2.77%, 3.88%, 3.42%, 3.55% and 3.44%, respectively.

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Institutional Capital Shares total returns on a yearly basis.

The Fund's Institutional Capital Shares are not sold subject to a sales charge
(load). The total returns displayed above are based upon the net asset value.

Within the period shown in the Chart, the Fund's Institutional Capital Shares highest quarterly return was 1.00% (quarter ended June 30, 1995). Its lowest quarterly return was 0.56% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN

The following table represents the Fund's Institutional Capital Shares Average Annual Total Return through December 31, 1998.

CALENDAR PERIOD          FUND
1 Year                   3.44%
5 Years                  3.41%
Start of Performance 1   3.25%

1 The Fund's Institutional Capital Shares start of performance date was February 8, 1993.

Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield .

The Fund's Institutional Capital Shares 7-Day Net Yield as of 12/31/98 was
3.65%.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

MUNICIPAL OBLIGATIONS FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Institutional Capital Shares.



SHAREHOLDER FEES

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                       None
Maximum Deferred Sales Charge (Load) (as a percentage of
original purchase price or redemption proceeds, as applicable)      None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)       None
Redemption Fee (as a percentage of amount redeemed, if applicable)  None
Exchange Fee                                                        None

ANNUAL FUND OPERATING EXPENSES (Before Waivers) 1 Expenses That are Deducted
From Fund Assets (as percentage of average net assets) Management Fee 2 0.20%
Distribution (12b-1) Fee None Shareholder Services Fee 3 0.25% Other Expenses
0.16% Total Annual Fund Operating Expenses 0.61% 1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are described below along with the net expenses the Fund's
Institutional Capital Shares actually paid for the fiscal year ended January 31, 1999.

 Waiver of Fund Expenses                                            0.31%
 Total Actual Annual Fund Operating Expenses (after waivers)        0.30%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund's Institutional Capital Shares (after the voluntary waiver) was 0.04% for the year ended January 31, 1999. 3 The shareholder services fee has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Capital Shares (after the voluntary reduction) was 0.10% for the year ended January 31, 1999.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Capital Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Capital Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Capital Shares operating expenses are BEFORE WAIVERS as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year        $     62
3 Years       $    195
5 Years       $    340
10 Years      $    762


What are the Fund's Investment Strategies?

The Fund invests in a portfolio of high quality tax-exempt securities maturing in 13 months or less. The average maturity of the Fund's portfolio will be 90 days or less.

The Fund's investment adviser (Adviser) performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's minimum credit standards. The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax-exempt securities available. The Adviser structures the portfolio by combining variable rate demand instruments and municipal notes. Depending on the supply of municipal securities, the Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. In order to enhance yield, the Fund's Adviser will seek to invest a significant portion of the portfolio in tax exempt securities subject to the alternative minimum tax.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

The following describes the types of tax exempt securities in which the Fund invests:

VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.

MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

INVESTMENT RATINGS

The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

What are the Specific Risks of Investing in the Fund?

Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a municipal money market fund are described below.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

BOND MARKET RISKS

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

TEMPORARY DEFENSIVE INVESTMENTS

During adverse market conditions, the Fund may temporarily depart from its principal investment strategies by investing in securities subject to federal regular income tax. Temporary investments will be of comparable quality to other securities in which the Fund invests. This may cause the Fund to give up greater after tax investment returns to maintain the safety of principal. This also may cause the Fund to receive and distribute taxable income to investors.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $1,000,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within one year of opening the account. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Institutional Capital Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Capital Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and

* Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire

ABA Number 011000028
Attention: EDGEWIRE

Wire Order Number, Dealer Number, or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

If you send your check BY A PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY INVEST-BY-PHONE

Once you establish an account, you may use the Fund's Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearing House member. To apply, call the Fund for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

Send requests BY PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or

* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.20% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund Share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights-Institutional Capital Shares

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 30.



YEAR ENDED JANUARY 31                          1999          1998        1997
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00        $ 1.00      $ 1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                          0.03          0.04        0.03
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.03)        (0.04)      (0.03)
NET ASSET VALUE, END OF PERIOD               $ 1.00        $ 1.00      $ 1.00
TOTAL RETURN 1                                 3.40%         3.56%       3.42%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                       0.30%         0.30%       0.30%
Net investment income                          3.40%         3.53%       2.90%
Expense waiver/reimbursement 2                 0.31%         0.38%       0.35%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $114,535       $17,701       $0.30


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

JANUARY 31, 1999



PRINCIPAL

AMOUNT                                                                                 VALUE

                  SHORT-TERM MUNICIPALS-99.4% 1

                  ALABAMA-0.4%

  $  2,000,000    Birmingham, AL, IDA, Series 1997, Weekly VRDNs (Millcraft,
                  AL Inc.)/(Regions Bank, Alabama LOC)                             $   2,000,000
                  ARIZONA-1.7%
     5,400,000    Eloy, AZ, IDA, Series 1996, Weekly VRDNs (The Marley Cooling
                  Tower Co.)/(First Union National Bank, Charlotte, N.C. LOC)          5,400,000

       715,000    Maricopa County, AZ, IDA, 3.20% CP (Citizens Utilities Co.),
                  Mandatory Tender 3/5/1999                                              715,000
     2,090,000    Pima County, AZ, IDA, Single Family Mortgage (PA-159) Weekly
                  VRDNs (GNMA COL)/(Merrill Lynch Capital Services, Inc. LIQ)          2,090,000
                  TOTAL                                                                8,205,000
                  ARKANSAS-4.1%
     1,000,000    Arkadelphia, AR, IDRBs, Series 1996, Weekly VRDNs (Siplast,
                  Inc.)/(Den Danske Bank A/S LOC)                                      1,000,000
     9,000,000    Arkansas Development Finance Authority, Series 1995, Weekly
                  VRDNs (Paco Steel & Engineering Corporation Project)/(Union
                  Bank of California LOC)                                              9,000,000
     1,800,000    Hope, AR, Solid Waste Disposal Revenue Bonds, Series 1994,
                  3.70% CP (Temple-Inland Forest Products Corp.)/(Temple-
                  Inland, Inc. GTD), Mandatory Tender 3/11/1999                        1,800,000
     8,000,000    Springdale, AR, IDA Weekly VRDNs (Newlywed Food)/(Mellon

                  Bank N.A., Pittsburgh LOC)                                           8,000,000
                  TOTAL                                                               19,800,000

                  CALIFORNIA-0.8%

     4,000,000    California Student Education Loan Marketing Corp., Series
                  1994A, 3.80% TOBs (Dresdner Bank AG, Frankfurt LOC),
                  Mandatory Tender 6/1/1999                                            4,000,000
                  CONNECTICUT-0.5%
     2,450,000    Bridgeport, CT, UT GO, 4.25% BANs, 3/18/1999                         2,451,323
                  FLORIDA-2.0%

     9,635,000    Dade County, FL, PT-1083 Weekly VRDNs (Miami International
                  Airport)/ (FSA INS)/(Merrill Lynch Capital Services, Inc. LOC)       9,635,000
                  GEORGIA-8.1%
     1,100,000    Bowdon, GA Development Authority, Weekly VRDNs (Trintex

                  Corp.)/(First Union National Bank, Charlotte, N.C. LOC)              1,100,000
     6,000,000    Clayton County, GA Development Authority, Series 1994,
                  Weekly VRDNs (Lear Seating Corp.)/(Chase Manhattan Bank

                  N.A., New York LOC)                                                  6,000,000
PRINCIPAL

AMOUNT                                                                                 VALUE

                  SHORT-TERM MUNICIPALS-continued 1

                  GEORGIA-CONTINUED

 $   1,500,000    Clayton County, GA Housing Authority, Multifamily Housing
                  Revenue Bonds, Series 1997, Weekly VRDNs (Hyde Park Club
                  Apartments)/(KeyBank, N.A. LOC)                                  $   1,500,000
     2,000,000    Franklin County, GA Industrial Building Authority, Series
                  1995, Weekly VRDNs (Bosal Industries, Inc.)/(Bank of New
                  York, New York LOC)                                                  2,000,000
     2,160,000    Gainesville, GA Redevelopment Authority, IDRB, Series 1986,
                  Weekly VRDNs (Hotel of Gainesville Associates
                  Project)/(Regions Bank, Alabama LOC)                                 2,160,000
     4,000,000    Jackson County, GA, IDA, Series 1996, Weekly VRDNs (Buhler
                  Quality Yarns Corp. Project)/(UBS AG LOC)                            4,000,000
     5,800,000    Richmond County, GA Development Authority, Series 1999,
                  Weekly VRDNs (Evergreen Nylon Recycling, LLC)/(Banque

                  Nationale de Paris LOC)                                              5,800,000
     6,000,000    Richmond County, GA Development Authority, Solid Waste
                  Disposal Revenue Bonds, Series 1995, Weekly VRDNs (Federal
                  Paper Board Co., Inc.)/(Wachovia Bank
                  of NC, N.A., Winston-Salem LOC)                                      6,000,000
    10,750,000    Savannah, GA, EDA, Series 1995A, Weekly VRDNs (Home Depot, Inc.)    10,750,000
                  TOTAL                                                               39,310,000
                  HAWAII-1.4%
     6,960,000    Hawaii Finance and Development Corp., PT-1049 Weekly VRDNs
                  (Merrill Lynch Capital Services, Inc. LIQ)                           6,960,000
                  IDAHO-1.5%
     7,461,000    Idaho Housing Agency, PA-115, 1994 Series F, Weekly VRDNs
                  (Merrill Lynch Capital Services, Inc. LIQ)                           7,461,000
                  ILLINOIS-4.4%

     7,000,000    Chicago, IL, Chicago Midway Airport Special Facility Revenue
                  Bonds, Series 1998, 3.25% TOBs (Signature Flight Support
                  Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional
                  Tender 6/1/1999                                                      7,000,000
     3,000,000    Chicago, IL, Gas Supply Revenue Bonds, 1993 Series B, 3.20%
                  TOBs (Peoples Gas Light & Coke Company), Optional Tender
                  12/1/1999                                                            3,000,000
     6,000,000    Illinois Development Finance Authority, Series 1997, Weekly
                  VRDNs (Toyal America, Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)      6,000,000

     2,575,000    Peoria, IL, Series 1995, Weekly VRDNs (Praise and Leadership
                  Elementary School)/(Bank One, Illinois, N.A. LOC)  2,575,000

     2,360,000    Rockford, IL, EDRB, 3.80% TOBs (Independence Village of

                  Rockford)/ (Paribas, Paris LOC), Optional Tender 12/1/1999           2,360,000
       600,000    Southwestern Illinois Development Authority, Series 1991,
                  Weekly VRDNs

                  (Robinson Steel Co.)/(American National Bank, Chicago LOC)             600,000
                  TOTAL                                                               21,535,000

PRINCIPAL

AMOUNT                                                                                 VALUE

                  SHORT-TERM MUNICIPALS-continued 1

                  INDIANA-3.7%

  $  2,250,000    Clarksville, IN, Series 1997, Weekly VRDNs (Metal Sales
                  Manufacturing Corp)/ (Star Bank, NA, Cincinnati LOC)             $   2,250,000
     3,625,000    Elkhart County, IN, Series 1997, Weekly VRDNs (Hart Housing
                  Group, Inc.)/(KeyBank, N.A. LOC)                                     3,625,000
     6,500,000    Jeffersonville, IN, Series 1997A, Weekly VRDNs
                  (Wayne Steel, Inc.)/ (Bank One, Ohio, N.A. LOC)                      6,500,000
     1,570,000    Richmond, IN, Economic Development Revenue Bonds, Series
                  1996, Weekly VRDNs (Holland Colors Americas, Inc.

                  Project)/(Bank One, Indiana, N.A. LOC)                               1,570,000
     4,000,000    Rushville, IN, Series 1996, Weekly VRDNs (Fujitsu Ten Corp.
                  of America)/

                  (Bank of Tokyo-Mitsubishi Ltd. LOC)                                  4,000,000
                  TOTAL                                                               17,945,000

                  KENTUCKY-4.7%

     8,320,000  2 Kentucky Housing Corp., Variable Rate Certificates, Series
                  1998 W, 3.25% TOBs (Bank of America NT and SA, San Francisco
                  LIQ), Optional Tender 6/15/1999                                      8,320,000
     5,000,000    Louisville & Jefferson County, KY Regional Airport
                  Authority, Series 1996-A, Weekly VRDNs (National City Bank,
                  Kentucky LOC)                                                        5,000,000
     5,000,000    Louisville & Jefferson County, KY Regional Airport
                  Authority, Series 1997 AA-1, Weekly VRDNs (National City
                  Bank, Kentucky LOC)                                                  5,000,000
     4,400,000    Paris, KY, Weekly VRDNs (Monessen Holdings, LLC)/(Bank One,
                  Kentucky LOC)                                                        4,400,000
                  TOTAL                                                               22,720,000
                  LOUISIANA-0.3%
     1,600,000    Ouachita Parish, LA, IDB, Series 1998, Weekly VRDNs (Dixie
                  Carbonic, Inc.)/ (Bank One, Illinois, N.A. LOC)                      1,600,000
                  MAINE-1.2%
     4,000,000    Jay, ME, Solid Waste Disposal Revenue Bonds, 4.00% TOBs
                  (International Paper Co.), Optional Tender 6/1/1999                  4,000,000
     1,900,000    Trenton, ME, Series 1998, Weekly VRDNs (Hinckley
                  Co.)/(KeyBank, N.A. LOC)                                             1,900,000
                  TOTAL                                                                5,900,000

                  MARYLAND-1.6%

     2,400,000    Harford County, MD, Series 1989, Weekly VRDNs (Harford
                  Commons Associates Facility)/(First National Bank of

                  Maryland, Baltimore LOC)                                             2,400,000
     1,386,000    Harford County, MD, Variable Rate Demand/Fixed Rate
                  Refunding Bond (1989 Issue) Weekly VRDNs (Harford Commons
                  Associates Facility)/ (First National Bank of Maryland,
                  Baltimore LOC)                                                       1,386,000

PRINCIPAL

AMOUNT                                                                                 VALUE

                  SHORT-TERM MUNICIPALS-continued 1

                  MARYLAND-CONTINUED

 $   2,580,000    Maryland State Community Development Administration, Series
                  1990A, Weekly VRDNs (College Estates)/(First National Bank
                  of Maryland, Baltimore LOC)                                      $   2,580,000
     1,370,000    Montgomery County, MD Weekly VRDNs (Information Systems and
                  Networks Corp.)/(PNC Bank, N.A. LOC)                                 1,370,000
                  TOTAL                                                                7,736,000
                  MASSACHUSETTS-0.7%
     3,400,000    Massachusetts IFA, IDRB, Series 1995, Weekly VRDNs (Dunsirn
                  Industries, Inc. Project)/(Bank One, Wisconsin, N.A. LOC)            3,400,000
                  MINNESOTA-6.1%
     1,500,000    Blaine, MN, Series 1997, Weekly VRDNs (Plastic Enterprises,
                  Inc.)/(Norwest Bank Minnesota, N.A. LOC)                             1,500,000
    10,195,000  2 Dakota County & Washington County MN Housing & Redevelopment
                  Authority, MERLOTS, Series J, 3.35% TOBs (United States
                  Treasury COL)/(First Union National Bank, Charlotte, N.C.
                  LIQ), Optional Tender 3/1/1999                                      10,195,000
     5,000,000  2 Dakota County, Washington County & Anoka City, MN Housing &
                  Redevelopment Authority, MERLOTS, Series H, 3.35% TOBs
                  (United States Treasury COL)/(First Union National Bank,
                  Charlotte, N.C. LIQ), Optional Tender 3/1/1999                       5,000,000
     6,000,000    Edgerton, MN, Series 1998, Weekly VRDNs (Fey Industries,

                  Inc.)/(Norwest Bank Minnesota, N.A. LOC)                             6,000,000
     2,950,000    Savage, MN, Series 1998, Weekly VRDNs (Fabcon,
                  Inc.)/(Norwest Bank Minnesota, N.A. LOC)                             2,950,000
     2,000,000    Springfield, MN, Series 1998, Weekly VRDNs (Ochs Brick
                  Co.)/(Norwest Bank Minnesota, N.A. LOC)                              2,000,000
     2,000,000    White Bear Lake, MN, Century Townhomes, Series 1997, 4.55%
                  TOBs (Westdeutsche Landesbank Girozentrale), Optional Tender
                  5/1/1999                                                             2,000,000
                  TOTAL                                                               29,645,000

                  MISSISSIPPI-5.1%

     1,168,000    Greenville, MS, IDA Weekly VRDNs (Mebane Packaging

                  Corp)/(First Union National Bank, Charlotte, NC LOC)                 1,168,000
     4,070,000    Mississippi Business Finance Corp., Series 1995, Weekly
                  VRDNs (Mississippi Baking Company L.L.C. Project)/(First

                  National Bank of Maryland, Baltimore LOC)                            4,070,000
     9,995,000  2 Mississippi Home Corp., PT-218B, 3.75% TOBs (GNMA
                  COL)/(Bayerische Hypotheken-und Vereinsbank AG LIQ),

                  Mandatory Tender 7/8/1999                                            9,995,000
     9,790,000    Mississippi Regional Housing Authorithy No. II, Series 1998,
                  3.60% TOBs (Bradford Park Apartments)/(Amsouth Bank N.A.,

                  Birmingham LOC), Mandatory Tender 10/1/1999                          9,790,000
                  TOTAL                                                               25,023,000


PRINCIPAL

AMOUNT                                                                                 VALUE

                  SHORT-TERM MUNICIPALS-continued 1

                  MISSOURI-0.2%

  $  1,000,000    St. Louis, MO, IDA, Series 1997, Weekly VRDNs (Cee Kay
                  Supply)/(Commerce Bank, Kansas City, N.A. LOC)                   $   1,000,000
                  MULTI STATE-7.4%
    20,000,000    Charter Mac Floater Certificates Trust I, (First Tranche)
                  Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale,
                  Commerzbank AG, Frankfurt and Credit Communal de Belgique,
                  Brussles LIQs)                                                      20,000,000
    10,000,000    Charter Mac Floater Certificates Trust I, (Second Tranche)
                  Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale,
                  Commerzbank AG, Frankfurt and Credit Communal de Belgique,
                  Brussles LIQs)                                                      10,000,000
     5,684,000    Clipper Tax-Exempt Trust (AMT MultiState), Series A, Weekly
                  VRDNs (State Street Bank and Trust Co. LIQ)                          5,684,000
                  TOTAL                                                               35,684,000
                  NEBRASKA-1.7%
     2,710,000    Nebraska Investment Finance Authority, Series 1997, Weekly
                  VRDNs (Transcrypt International, Inc.)/(Norwest Bank
                  Minnesota, N.A. LOC)                                                 2,710,000
     5,700,000    Stanton County, NE, Series 1998, Weekly VRDNs (Nucor

                  Corporation)                                                         5,700,000
                  TOTAL                                                                8,410,000

                  NEVADA-0.1%

       600,000    Nevada State Department of Community & Industrial
                  Development Weekly VRDNs (Kinplex Company Project)/(Credit
                  Commercial De France, Paris LOC)                                       600,000
                  NEW HAMPSHIRE-2.9%

     4,000,000    New Hampshire Business Finance Authority, IDRB, Series A,

                  Weekly VRDNs (Upper Valley Press)/(KeyBank, N.A. LOC)                4,000,000
     9,995,000 2  New Hampshire State HFA, Variable Rate Certificates, Series
                  1998U, 3.68% TOBs (AMBAC INS)/(Bank of America NT and SA, San
                  Francisco LIQ), Optional Tender 6/1/1999 9,995,000 TOTAL
                  13,995,000 NEW JERSEY-2.9%

     2,812,000    Cedar Grove Township, NJ, 3.80% BANs, 3/8/1999                       2,812,338
     4,989,000    Galloway Township, NJ, 4.125% BANs, 3/11/1999                        4,990,624
     4,367,000    Haddonfield, NJ, 4.40% BANs, 6/4/1999                                4,375,500
     1,900,000    New Jersey EDA, Trust Receipts, Series 1998 FR/RI-34, Weekly
                  VRDNs (New Jersey-American Water Co., Inc.)/(FGIC INS)/(Bank
                  of New York, New York LIQ)                                           1,900,000
                  TOTAL                                                               14,078,462


PRINCIPAL

AMOUNT                                                                                 VALUE

                  SHORT-TERM MUNICIPALS-continued 1
                  NEW MEXICO-2.1%

 $   5,330,000    Albuquerque, NM, Series 1996, Weekly VRDNs (Rose's Southwest
                  Papers, Inc. Project)/(Norwest Bank Minnesota, N.A. LOC)         $   5,330,000
     5,000,000    Los Lunas Village, NM, Series 1998, Weekly VRDNs (Wall

                  Colmonoy Corp.)/(Michigan National Bank, Farmington Hills LOC)       5,000,000
                  TOTAL                                                               10,330,000

                  NEW YORK-3.7%

    10,000,000  2 New York City, NY, Trust Receipts, Series 1998 FR/RI-A77,
                  2.90% TOBs (National Westminster Bank, PLC, London LIQ),
                  Optional Tender 3/12/1999                                           10,000,000
     1,995,000    New York State Mortgage Agency, (PA-422) Weekly VRDNs

                  (Merrill Lynch Capital Services, Inc. LIQ)                           1,995,000
     5,900,000  2 Triborough Bridge & Tunnel Authority, NY, Floater
                  Certificates, Series 1998-72, 3.25% TOBs (FGIC INS)/(Morgan
                  Stanley, Dean Witter Municipal Funding, Inc. LIQ), Optional
                  Tender 2/11/1999                                                     5,900,000
                  TOTAL                                                               17,895,000
                  NORTH CAROLINA-1.0%

     5,000,000    Person County, NC, Industrial Facilities & Pollution Control
                  Financing Authority Daily VRDNs (Carolina Power & Light
                  Co.)/(SunTrust Bank, Atlanta LOC)                                    5,000,000
                  OHIO-1.4%
     6,800,000    Clermont County, OH, Variable Rate IDRB's, Series 1997,

                  Weekly VRDNs (Buriot International, Inc.)/(KeyBank, N.A. LOC)        6,800,000
                  OKLAHOMA-6.0%

     8,000,000    Broken Arrow, OK, EDA Weekly VRDNs (Blue Bell

                  Creameries)/(Banque Nationale de Paris LOC)                          8,000,000
    13,835,000    Tulsa County, OK, HFA, CDC Municipal Products, Inc. Class A
                  Certificates, Series 1996E, Weekly VRDNs (GNMA COL)/(CDC

                  Municipal Products, Inc. LIQ)                                       13,835,000
     7,245,000    Tulsa, OK International Airport, Variable Rate Certificates,

                  Series 1997 B-1, Weekly VRDNs (MBIA INS)/(Bank of America NT
                  and SA, San Francisco LIQ)                                           7,245,000
                  TOTAL                                                               29,080,000
                  OREGON-0.6%

     2,000,000    Oregon School Boards Association, Pooled Short-Term

                  Borrowing Program, Series 1998A, 4.00% TRANs, 6/30/1999              2,000,000
       660,000    Oregon State, Economic Development Revenue Bonds, Series
                  1988B, Weekly VRDNs (Domaine Drouhin Oregon, Inc.)/(Wells

                  Fargo Bank, N.A. LOC)                                                  660,000
                  TOTAL                                                                2,660,000


PRINCIPAL

AMOUNT                                                                      VALUE

                  SHORT-TERM MUNICIPALS-continued 1

                  PENNSYLVANIA-2.7%

 $   3,000,000    Clinton County, PA IDA, Solid Waste Disposal Revenue Bonds,
                  Series 1992A, 3.95% TOBs (International Paper Co.), Optional
                  Tender 1/15/2000                                                  $  3,000,000
     3,100,000    Pennsylvania EDFA, Series B1, Weekly VRDNs (Erie Plating
                  Co.)/

                  (PNC Bank, N.A. LOC)  3,100,000

       500,000    Pennsylvania State Higher Education Assistance Agency,
                  Student Loan Adjustable Rate Revenue Bonds, Series 1997A,
                  Weekly VRDNs (Student Loan Marketing Association LOC)  500,000

     6,745,000  2 Philadelphia, PA, IDA, Variable Rate Certificates, Series
                  1998P-1, 3.75% TOBs (Philadelphia Airport System)/(FGIC
                  INS)/(Bank of America NT and SA, San Francisco LIQ),
                  Optional Tender 8/4/1999                                             6,745,000
                  TOTAL                                                               13,345,000
                  SOUTH CAROLINA-2.1%
     4,000,000    South Carolina Job Development Authority Weekly VRDNs
                  (Boozer Lumber Co.)/(SouthTrust Bank of Alabama, Birmingham
                  LOC)                                                                 4,000,000
       125,000    South Carolina Job Development Authority, Series 1988A,
                  Weekly VRDNs (Kent Manufacturing Co.)/(Credit Commercial De
                  France, Paris LOC)                                                     125,000
       300,000    South Carolina Job Development Authority, Series 1988B,
                  Weekly VRDNs (Seacord Corporation)/(Credit Commercial De
                  France, Paris LOC)                                                     300,000
       500,000    South Carolina Job Development Authority, Series 1990,
                  Weekly VRDNs (NMFO Associates)/(Wachovia Bank of NC, N.A.,
                  Winston-Salem LOC)                                                     500,000
       950,000    South Carolina Job Development Authority, Series 1990,
                  Weekly VRDNs
                  (Old Claussen's Bakery)/(Wachovia Bank of NC, N.A., Winston-

                  Salem LOC)                                                             950,000
       550,000    South Carolina Job Development Authority, Series 1990,
                  Weekly VRDNs (Rice Street Association)/(Wachovia Bank of NC,
                  N.A., Winston-Salem LOC)                                               550,000

       825,000    South Carolina Job Development Authority, Series B, Weekly
                  VRDNs (Osmose Wood Preserving)/(Credit Commercial De France,
                  Paris LOC)                                                             825,000
     2,885,000    York County, SC IDA, Industrial Development Revenue Bonds,
                  Series 1989, Weekly VRDNs (Sediver Inc)/(Banque Nationale de
                  Paris LOC)                                                           2,885,000
                  TOTAL                                                               10,135,000

PRINCIPAL

AMOUNT                                                                                 VALUE

                  SHORT-TERM MUNICIPALS-continued 1
                  SOUTH DAKOTA-1.0%

 $   3,000,000    South Dakota Housing Development Authority, 1998 Series B,
                  3.75% BANs, 8/5/1999                                             $   3,000,000
       675,000    South Dakota Housing Development Authority, CDC Municipal
                  Products, Inc. Class A Certificates, Series 1996C, Weekly
                  VRDNs (CDC Municipal Products, Inc. LIQ)                               675,000
     1,405,000    South Dakota Housing Development Authority, Homeownership

                  Mortgage Bonds, 1997 Series E, Weekly VRDNs                          1,405,000
                  TOTAL                                                                5,080,000
                  TENNESSEE-3.4%

     4,000,000    Carter County, TN, IDB, Series 1983, Monthly VRDNs (Inland
                  Container Corporation)/(Temple-Inland, Inc. GTD)                     4,000,000
     1,500,000    Cheatham County, TN, IDB, Series 1997B, Weekly VRDNs (Triton
                  Boat Co.)/(First American National Bank, Nashville, TN LOC)          1,500,000

     2,000,000    Hawkins County, TN, IDB, Series 1995, Weekly VRDNs (Sekisui
                  Ta Industries, Inc. Project)/(Bank of Tokyo-Mitsubishi Ltd.
                  LOC)                                                                 2,000,000
       200,000    Jackson, TN, IDB, Solid Waste Facility Bonds, Series 1995,
                  Weekly VRDNs (Florida Steel Corp.)/(Nationsbank, N.A.,
                  Charlotte LOC)                                                         200,000
     2,500,000 Knox County, TN, IDB, Series 1996, Weekly VRDNs (Health

                  Ventures, Inc. Project)/(SunTrust Bank, Nashville LOC)               2,500,000
     2,530,000    Morristown, TN, IDB Weekly VRDNs (Tuff Torq Corp.)/
                  (Bank of Tokyo-Mitsubishi Ltd. LOC)                                  2,530,000
       900,000    South Pittsburg, TN, IDB, Series 1996, Weekly VRDNs (Lodge
                  Manufacturing Co. Project)/(SunTrust Bank, Nashville LOC)              900,000
     3,000,000    Tennessee Housing Development Agency, Series 1997K, Weekly
                  VRDNs (Bank of America NT and SA, San Francisco LIQ)                 3,000,000
                  TOTAL                                                               16,630,000
                  TEXAS-7.1%

     1,000,000    Angelina and Neches River Authority, Texas, Solid Waste
                  Disposal Revenue Bonds, Series 1993, 3.75% CP (Temple-Eastex
                  Inc.)/(Temple-Inland, Inc. GTD), Mandatory Tender 3/10/1999          1,000,000
     3,000,000    Angelina and Neches River Authority, Texas, Solid Waste
                  Disposal Revenue Bonds, Series 1993, 3.80% CP (Temple-Eastex
                  Inc.)/(Temple-Inland, Inc. GTD), Mandatory Tender 3/12/1999          3,000,000
     1,600,000    Angelina and Neches River Authority, Texas, Waste Disposal
                  Revenue Bonds, Series 1998, 3.75% CP (Temple-Inland Forest
                  Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender
                  3/9/1999                                                             1,600,000
     7,500,000    Harris County, TX, HFDC, Revenue Refunding Bonds, Series

                  1986, 4.35% CP

                  (Young Men's Christian Association of the Greater Houston
                  Area)/ (Bank of Tokyo-Mitsubishi Ltd. LOC),
                  Mandatory Tender 2/2/1999                                            7,500,000

PRINCIPAL

AMOUNT                                                                             VALUE

                  SHORT-TERM MUNICIPALS-continued 1

                  TEXAS-CONTINUED

  $  2,400,000    Lubbock, TX, IDC Daily VRDNs (McLane Co.,
                  Inc.)/(Nationsbank, N.A.,

                  Charlotte LOC)                                                   $   2,400,000
     8,000,000    McAllen, TX, IDA, Series 1998, Weekly VRDNs (NiTek McAllen,
                  LLC)/(Bank of Tokyo-Mitsubishi Ltd. LOC)                             8,000,000
     4,780,000    Saginaw, TX, IDA, Series 1998, Weekly VRDNs (Glad Investing
                  Partners, Ltd.)/(Bank One, Texas N.A. LOC)                           4,780,000
     6,000,000    Tarrant County, TX, IDC, Series 1997, Weekly VRDNs (Lear
                  Operations Corp.)/(Chase Manhattan Bank N.A., New York LOC)          6,000,000
                  TOTAL                                                               34,280,000

                  VIRGINIA-2.5%

    12,100,000    Virginia Peninsula Port Authority, Series 1997, Daily VRDNs
                  (Ziegler Coal Holding Co.)/(UBS AG LOC)                             12,100,000
                  WISCONSIN-2.3%

     2,000,000    Milwaukee, WI, Series 1997, 3.25% TOBs (Signature Flight
                  Support Corp.)/(Bayerische Landesbank Girozentrale LOC),
                  Optional Tender 6/1/1999                                             2,000,000
     1,000,000    New Berlin, WI, Series 1997A, Weekly VRDNs (Sunraider
                  LLC/New Berlin Plastics, Inc.)/(Bank One, Wisconsin, N.A.
                  LOC)                                                                 1,000,000
     8,035,000    Wisconsin Housing & Economic Development Authority, PT-90,
                  Series 1996F, Weekly VRDNs (Banque Nationale de Paris LIQ)           8,035,000
                  TOTAL                                                               11,035,000
                  TOTAL INVESTMENTS (AT AMORTIZED COST) 3                          $ 483,463,785


 Securities that are subject to Alternative Minimum Tax represent 90.4% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ('NRSROs') or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP- 1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At January 31, 1999, the portfolio securities were rated as follows:

Tier Rating based on Total Market Value (Unaudited)

FIRST TIER   SECOND TIER
95.69%       4.31%

2 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At January 31, 1999, these securities amounted to $66,150,000 which represents 13.6% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($486,265,314) at January 31, 1999.

The following acronyms are used throughout this portfolio:

AMBAC   -American Municipal Bond Assurance Corporation
AMT     -Alternative Minimum Tax

BAN(s)  -Bond Anticipation Note(s)
COL     -Collateralized
CP      -Commercial Paper
EDA     -Economic Development Authority

EDFA -Economic Development Financing Authority EDRB -Economic Development Revenue Bonds FGIC -Financial Guaranty Insurance Company FSA -Financial Security Assurance GNMA -Government National Mortgage Association GO -General Obligation GTD -Guaranty HFA -Housing Finance Authority HFDC -Health Facility Development Corporation IDA -Industrial Development Authority IDB -Industrial Development Bond IDC -Industrial Development Corporation IDRB(s) -Industrial Development Revenue Bond(s) IFA -Industrial Finance Authority INS -Insured LIQ -Liquidity Agreement LOC(s) -Letter(s) of Credit MBIA -Municipal Bond Investors Assurance

MERLOTS -Municipal Exempt Receipts - Liquidity Optional Tender Series
SA      -Support Agreement
TOBs    -Tender Option Bonds
TRANs   -Tax and Revenue Anticipation Notes
UT      -Unlimited Tax
VRDNs  -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JANUARY 31, 1999



ASSETS:
Total investments in securities, at amortized cost and value                    $ 483,463,785
Cash                                                                                  779,928
Income receivable                                                                   2,914,688
Prepaid expenses                                                                          728
TOTAL ASSETS                                                                      487,159,129
LIABILITIES:

Payable for shares redeemed                                       $  23,377
Income distribution payable                                         834,252
Accrued expenses                                                     36,186
TOTAL LIABILITIES                                                                     893,815
Net assets for 486,241,985 shares outstanding                                   $ 486,265,314
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER
SHARE:
INSTITUTIONAL SHARES:
$303,906,743 / 303,884,188 shares outstanding                                           $1.00
INSTITUTIONAL SERVICE SHARES:
$67,828,653 / 67,828,674 shares outstanding                                             $1.00
INSTITUTIONAL CAPITAL SHARES:
$114,529,918 / 114,529,123 shares outstanding                                           $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED JANUARY 31, 1999



INVESTMENT INCOME:
Interest                                                                                          $ 14,557,221

EXPENSES:

Investment advisory fee                                                        $    803,037
Administrative personnel and services fee                                           302,822
Custodian fees                                                                        6,697
Transfer and dividend disbursing agent fees and expenses                             61,219
Directors'/Trustees' fees                                                             6,315
Auditing fees                                                                        14,192
Legal fees                                                                           20,325
Portfolio accounting fees                                                           106,414
Shareholder services fee-Institutional Shares                                       672,157
Shareholder services fee-Institutional Service Shares                               157,723
Shareholder services fee-Institutional Capital Shares                               175,081
Share registration costs                                                             23,701
Printing and postage                                                                 15,386
Insurance premiums                                                                   29,162
Miscellaneous                                                                         1,505
TOTAL EXPENSES                                                                    2,395,736
WAIVERS:
Waiver of investment advisory fee                             $  (636,478)
Waiver of shareholder services fee-Institutional Shares          (672,157)
Waiver of shareholder services fee-Institutional Capital
Shares                                                           (105,514)
TOTAL WAIVERS                                                                    (1,414,149)
Net expenses                                                                                           981,587
Net investment income                                                                             $ 13,575,634


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



YEAR ENDED JANUARY 31                                                        1999                   1998
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:

Net investment income                                            $     13,575,634       $      7,984,661
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Institutional Shares                                                   (9,176,860)            (7,088,218)
Institutional Service Shares                                           (2,031,566)              (424,504)
Institutional Capital Shares                                           (2,367,208)              (472,939)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS

TO SHAREHOLDERS                                                       (13,575,634)            (7,985,661)
SHARE TRANSACTIONS:
Proceeds from sale of shares                                        6,671,442,391          4,261,655,577
Net asset value of shares issued to shareholders in payment

of

distributions declared                                                  4,797,681              2,454,015
Cost of shares redeemed                                            (6,466,730,133)        (4,146,914,995)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                209,509,939            117,194,597
Change in net assets                                                  209,509,939            117,193,597
NET ASSETS:

Beginning of period                                                   276,755,375            159,561,778
End of period                                                    $    486,265,314       $    276,755,375


See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JANUARY 31, 1999

ORGANIZATION

Money Market Obligations Trust II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Municipal Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares, and Institutional Capital Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal taxes is necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at January 31, 1999, is as follows:



SECURITY                                            ACQUISITION DATE   ACQUISITION COST
Dakota County & Washington County, MN               1/5/1999                $10,195,000
Dakota County, Washington County & Anoka City, MN   12/1/1998                 5,000,000
Kentucky Housing Corp.                              11/19/1998                8,320,000
Mississippi Home Corp.                              8/17/1998                 9,995,000
New Hampshire State HFA                             11/19/1998                9,995,000
New York City, NY Trust Receipts                    1/19/1999                10,000,000
Philadelphia, PA IDA, Variable Rate                 8/27/1998                 6,745,000
Triborough Bridge & Tunnel Authority, NY            1/26/1999                 5,900,000


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.001 par value). At January 31, 1999, capital paid-in aggregated $486,265,314.

Transactions in shares were as follows:



YEAR ENDED JANUARY 31                                                  1999               1998
INSTITUTIONAL SHARES:

Shares sold                                                   5,212,142,622      3,591,948,985
Shares issued to shareholders in payment of distributions
declared                                                          1,302,615          1,979,575
Shares redeemed  (5,127,376,711)  (3,535,649,749)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS       86,068,526         58,278,811


YEAR ENDED JANUARY 31                                                  1999               1998
INSTITUTIONAL SERVICE SHARES:

Shares sold                                                     422,524,378        251,107,687
Shares issued to shareholders in payment of distributions
declared                                                          1,503,612            339,358
Shares redeemed                                                (397,415,401)      (210,231,259)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE

SHARE TRANSACTIONS                                               26,612,589         41,215,786


YEAR ENDED JANUARY 31                                                  1999               1998
INSTITUTIONAL CAPITAL SHARES:

Shares sold                                                   1,036,775,391        418,598,905
Shares issued to shareholders in payment of distributions
declared                                                          1,991,454            135,082
Shares redeemed                                                (941,938,021)      (401,033,987)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL

SHARE TRANSACTIONS                                               96,828,824         17,700,000
NET CHANGE RESULTING FROM SHARE TRANSACTIONS                    209,509,939        117,194,597


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. Effective March 31, 1999, the Adviser will merge into Federated Investment Management Company (formerly Federated Advisers). The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended January 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $1,578,571,000 and $2,064,965,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Ernst & Young LLP, Independent Auditors

TO SHAREHOLDERS AND TRUSTEES OF MUNICIPAL OBLIGATIONS FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Municipal Obligations Fund, a portfolio of Money Market Obligations Trust II, as of January 31, 1999 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Municipal Obligations Fund at January 31, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts
March 15, 1999

Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL CAPITAL SHARES

MARCH 31, 1999

A Statement of Additional Information (SAI) dated March 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's semi-annual report to shareholders as it becomes available. To obtain the SAI, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[Graphic]

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

Investment Company Act File No. 811-7364

Cusip 608912309
G01881-09 (3/99)

[Graphic]

STATEMENT OF ADDITIONAL INFORMATION

Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust II

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES
INSTITUTIONAL CAPITAL SHARES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares, Institutional Service Shares, and Institutional Capital Shares of Municipal Obligations Fund
(Fund), dated March 31, 1999. Obtain the prospectuses without charge by calling 1-800-341-7400.

MARCH 31, 1999

[Graphic]
Municipal Obligations Fund

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Federated Securities Corp., Distributor

G01881-12 (3/99)

CONTENTS

How is the Fund Organized?  1

Securities in Which the Fund Invests  1

What Do Shares Cost?  3

How is the Fund Sold?  3

Subaccounting Services  3

Redemption in Kind  4

Massachusetts Partnership Law  4

Account and Share Information  4

Tax Information  4

Who Manages and Provides Services to the Fund?  5

How Does the Fund Measure Performance?  8

Who is Federated Investors, Inc.?  11

Investment Ratings  12

Addresses  14

How is the Fund Organized?

The Fund is a diversified portfolio of Money Market Obligations Trust II (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on November 16, 1992. The Trust may offer separate series of shares representing interests in separate portfolios of securities. On November 15, 1996, the Trust changed its name from Lehman Brothers Institutional Funds Group Trust to Money Market Obligations Trust II, and the Fund changed its name from Municipal Money Market Fund to Municipal Obligations Fund.

The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Institutional Shares, Institutional Service Shares, and Institutional Capital Shares (Shares). This SAI relates to all classes of the above-mentioned Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser). Effective March 31, 1999, Federated Management, Adviser to the Fund, merged into Federated Investment Management Company (formerly Federated Advisers).

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

GENERAL OBLIGATION BONDS

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

SPECIAL REVENUE BONDS

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

PRIVATE ACTIVITY BONDS

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT, as discussed in "Securities Descriptions and Techniques" in this SAI.

MUNICIPAL LEASES

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor (the Fund) can resell the equipment or facility but may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation
(COPs). However, the Fund may also invest directly in individual leases.

CREDIT ENHANCEMENT

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

INVESTMENT RATINGS

A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The principal risks of investing in a municipal money market fund are described in the Fund's prospectus. An additional risk factor is outlined below.

TAX RISKS

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

FUNDAMENTAL INVESTMENT POLICIES

As a fundamental investment policy, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax.

INVESTMENT LIMITATIONS

DIVERSIFICATION OF INVESTMENTS

The Fund may not purchase securities of any one issuer if as a result more than 5% of the value of the Fund's assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation and provided that there is no limitation with respect to investments in U.S. government securities.

ISSUING SENIOR SECURITIES, BORROWING MONEY

AND PLEDGING ASSETS

The Fund may not borrow money, except that the Fund may: (i) borrow money for temporary or emergency purposes (not for leveraging or investment) from banks or, subject to specific authorization by the SEC, from funds advised by the adviser or an affiliate of the adviser; and (ii) engage in reverse repurchase agreements, provided that (i) and (ii) in combination do not exceed one-third of the value of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may not mortgage, pledge, or hypothecate its assets except in connection with such borrowings and reverse repurchase agreements and then only in amounts not exceeding one-third of the value of the Fund's total assets. Additional investments will not be made when borrowings exceed 5% of the Fund's assets.

LENDING CASH OR SECURITIES

The Fund may not make loans, except that the Fund may: (i) purchase or hold debt obligations in accordance with its investment objective and policies; (ii) enter into repurchase agreements for securities; (iii) lend portfolio securities; and
(iv) subject to specific authorization by the SEC, lend money to other funds advised by the adviser or an affiliate of the adviser.

UNDERWRITING

The Fund may not act as an underwriter of securities, except insofar as the Fund may be deemed an underwriter under applicable securities laws in selling portfolio securities.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate or real estate limited partnerships, provided that the Fund may purchase securities of issuers which invest in real estate or interests therein.

INVESTING IN COMMODITIES AND MINERALS

The Fund may not purchase or sell commodities contracts, or invest in oil, gas or mineral exploration or development programs or in mineral leases.

CONCENTRATION OF INVESTMENTS

The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects (unless the Fund is in a temporary defensive position), provided that there is no limitation with respect to investments in U.S. government securities.

The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 10% of the value of its net assets in illiquid securities including non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice.

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

INVESTING IN OPTIONS

The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

In addition, without approval of the holders of a majority of the Fund's outstanding Shares, the Fund may not change its policy of investing at least 80% of its total assets (except during temporary defensive periods) in Municipal Securities.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized rating services, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

What Do Shares Cost?

The net asset value (NAV) for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution- related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of March 4, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Society Asset Management Inc., Cleveland, Ohio, 5.42% of Institutional Shares; Publix Super Market, Lakeland, Florida, 5.28% of Institutional Shares; Evergreen Florida, c/o State Street Bank & Trust, North Quincy, Massachusetts, 8.16% of Institutional Shares; Evergreen Select Int Tax Ex Bond Fd, Charlotte, North Carolina, 6.18% of Institutional Shares; Cenco, Birmingham, Alabama, 18.69% of Institutional Shares; Houvis & Co., First American National Bank, Nashville, Tennessee, 6.90% of Institutional Shares; Balcor Holding Corporation, Oklahoma City, Oklahoma, 5.71% of Institutional Service Shares; Kirchman Corporation, Orlando, Florida, 5.15% of Institutional Service Shares; S. Daniel Abraham, Carl Tsang, Palm Beach, Florida, 16.73% of Institutional Service Shares; The Mark Travel Corp., Milwaukee, Wisconsin, 23.25% of Institutional Service Shares; Parker/Hunter Inc., Pittsburgh, Pennsylvania, 12.08% of Institutional Capital Shares; Franchise Development Team Inc., Milford, Connecticut, 16.46% of Institutional Capital Shares; Laciba & Co., Lake City Bank, Warsaw, Indiana, 44.49% of Institutional Capital Shares; and Excel Industries, Elkhart, Indiana, 16.15% of Institutional Capital Shares.

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of three funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of March 4, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Institutional, Institutional Service, and Institutional Capital Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



NAME                                                                                                  TOTAL
BIRTH DATE                                                                             AGGREGATE      COMPENSATION
ADDRESS               PRINCIPAL OCCUPATIONS                                            COMPENSATION   FROM TRUST AND
POSITION WITH TRUST   FOR PAST FIVE YEARS                                              FROM TRUST     FUND COMPLEX
JOHN F. DONAHUE*+     Chief Executive Officer and Director or Trustee of the                     $0   $0 for the Trust
Birth Date:

July 28, 1924          Federated                                                                      and 54 other investment
Federated
Investors Tower        Fund Complex; Chairman and Director, Federated Investors,                      companies in the
1001 Liberty Avenue   Inc.;                                                                           Fund Complex
Pittsburgh, PA        Chairman and Trustee, Federated Investment Management
CHAIRMAN AND TRUSTEE  Company; Chairman and Director, Federated Investment

                      Counseling

                      and Federated Global Investment Management Corp.; Chairman,
                      Passport Research, Ltd.

THOMAS G. BIGLEY      Director or Trustee of the Federated Fund Complex; Director,       $3,092.74    $113,860.22 for the Trust
Birth Date:
February 3, 1934      Member of Executive Committee, Children's Hospital of                           and 54 other investment
15 Old Timber Trail   Pittsburgh;                                                                     companies in the
Pittsburgh, PA        formerly: Senior Partner, Ernst & Young LLP; Director, MED                      Fund Complex
TRUSTEE               3000

                      Group, Inc.; Director, Member of Executive Committee,
                      University of Pittsburgh.

JOHN T. CONROY, JR.   Director or Trustee of the Federated Fund Complex;                  $3,402.52   $125,264.48 for the Trust
Birth Date:
June 23, 1937         President,                                                                      and 54 other investment
Wood/IPC

Commercial Dept.      Investment Properties Corporation; Senior Vice President,                       companies in the
John R.
Wood Associates,      John R. Wood                                                                    Fund Complex
Inc. Realtors
3255 Tamiami
Trail North           and Associates, Inc., Realtors; Partner or Trustee in
Naples, FL            private real estate
TRUSTEE               ventures in Southwest Florida; formerly: President, Naples
                      Property

                      Management, Inc. and Northgate Village Development
                      Corporation.

NICHOLAS CONSTANTAKIS Director or Trustee of the Federated Fund Complex; formerly:        $2,671.50   $47,958.02 for the Trust
Birth Date:
September 3, 1939     Partner,                                                                        and 29 other investment
175 Woodshire Drive   Andersen Worldwide SC.                                                          companies in the
Pittsburgh, PA                                                                                        Fund Complex
TRUSTEE

WILLIAM J. COPELAND   Director or Trustee of the Federated Fund Complex; Director         $3,402.52   $125,264.48 for the Trust
Birth Date:
July 4, 1918          and Member of the Executive Committee, Michael Baker, Inc.;                     and 54 other investment

One PNC

Plaza-23rd Floor      formerly:                                                                       companies in the
Pittsburgh, PA        Vice Chairman and Director, PNC Bank, NA, and PNC Bank Corp.;                   Fund Complex
TRUSTEE               Director, Ryan Homes, Inc.

                      Previous Positions: Director, United Refinery; Director,
                      Forbes Fund;
                      Chairman, Pittsburgh Foundation; Chairman, Pittsburgh Civic

                      Light Opera.

JOHN F. CUNNINGHAM++  Director or Trustee of some of the Federated Funds;                        $0   $0 for the Trust
Birth Date:
March 5, 1943         Chairman, President and Chief Executive Officer, Cunningham                     and 26 other investment
                                                                                                      companies in the

353 El Brillo Way     & Co., Inc.; Trustee Associate, Boston College; Director,                       Fund Complex
Palm Beach, FL        EMC Corporation; formerly: Director,

TRUSTEE               Redgate Communications.

                      Previous Positions: Chairman of the Board and Chief
                      Executive Officer, Computer Consoles, Inc.; President and
                      Chief Operating Officer, Wang Laboratories; Director, First
                      National Bank of Boston; Director, Apollo Computer, Inc.

J. CHRISTOPHER

DONAHUE*+             President or Executive Vice President of the Federated Fund                $0   $0 for the Trust
Birth Date:
April 11, 1949        Complex; Director or Trustee of some of the Funds in the                        and 16 other investment
                                                                                                      companies in the

Federated

Investors Tower       Federated Fund Complex; President and Director, Federated                       Fund Complex
1001 Liberty Avenue   Investors, Inc.; President and Trustee, Federated Investment

Pittsburgh, PA        Management Company; President and Director, Federated
PRESIDENT AND TRUSTEE Investment Counseling and Federated Global Investment

                      Management Corp.; President, Passport Research, Ltd.;
                      Trustee, Federated Shareholder Services Company; Director,

                      Federated Services Company.


NAME                                                                                               TOTAL
BIRTH DATE                                                                          AGGREGATE      COMPENSATION
ADDRESS               PRINCIPAL OCCUPATIONS                                         COMPENSATION   FROM TRUST AND
POSITION WITH TRUST   FOR PAST FIVE YEARS                                           FROM TRUST     FUND COMPLEX
LAWRENCE D.

ELLIS, M.D.*          Director or Trustee of the Federated Fund Complex; Professor     $3,092.74   $113,860.22 for the
Birth Date:
October 11, 1932      of Medicine, University of Pittsburgh; Medical Director,                     Trust and
3471 Fifth Avenue     University of Pittsburgh Medical Center - Downtown;                          54 other investment

                                                                                                   companies

Suite 1111            Hematologist, Oncologist, and Internist, University of                       in the Fund Complex
Pittsburgh, PA        Pittsburgh Medical Center; Member, National Board of

TRUSTEE               Trustees, Leukemia Society of America.

PETER E. MADDEN       Director or Trustee of the Federated Fund Complex; formerly:     $3,092.74   $113,860.22 for the
                                                                                                   Trust and 54 other
                                                                                                   investment companies

Birth Date:

March 16, 1942        Representative, Commonwealth of Massachusetts                                in the
One Royal Palm Way    General Court; President, State Street Bank and Trust                        Fund Complex
100 Royal Palm Way    Company

Palm Beach, FL        and State Street Corporation.
TRUSTEE               Previous Positions: Director, VISA USA and VISA

                      International; Chairman and Director, Massachusetts Bankers
                      Association;
                      Director, Depository Trust Corporation.

CHARLES F.

MANSFIELD, JR.++      Director or Trustee of some of the Federated Funds;                     $0   $0 for the Trust
Birth Date:
April 10, 1945        Management Consultant.                                                       and 26 other investment
80 South Road         Previous Positions: Chief Executive Officer, PBTC                            companies in the
Westhampton
Beach, NY             International Bank; Chief Financial Officer of Retail                        Fund Complex
TRUSTEE               Banking Sector, Chase Manhattan Bank; Senior Vice President,
                      Marine Midland Bank; Vice President, Citibank; Assistant
                      Professor of Banking and Finance, Frank G. Zarb School of

                      Business, Hofstra University.

JOHN E. MURRAY, JR.,. Director or Trustee of the Federated Fund Complex;               $3,092.74   $113,860.22 for the Trust
J.D., S.J.D Birth Date:

December 20, 1932     President, Law Professor, Duquesne University; Consulting                    and 54 other in the
President,
Duquesne University   Partner, Mollica & Murray.                                                   investment companies
Pittsburgh, PA        Previous Positions: Dean and Professor of Law, University of                 Fund Complex

TRUSTEE               Pittsburgh School of Law; Dean and Professor of Law,
                      Villanova University School of Law.

MARJORIE P. SMUTS     Director or Trustee of the Federated Fund Complex; Public        $3,092.74   $113,860.22 for the
Birth Date:
June 21, 1935         Relations/Marketing/Conference Planning.                                     Trust and
4905 Bayard Street    Previous Positions: National Spokesperson, Aluminum Company                  54 other investment companies
Pittsburgh, PA        of America; business owner.                                                  in the Fund Complex
TRUSTEE

JOHN S. WALSH++       Director or Trustee of some of the Federated Funds;                     $0   $0 for the Trust and
Birth Date:
November 28, 1957     President and Director, Heat Wagon, Inc.; President and                      23 other investment companies
                                                                                                   in the

2007 Sherwood Drive   Director, Manufacturers Products, Inc.; President, Portable                  Fund Complex
Valparaiso, IN        Heater Parts, a division of Manufacturers Products, Inc.;
TRUSTEE               Director, Walsh & Kelly, Inc.; formerly: Vice President,

                      Walsh & Kelly, Inc.

EDWARD C. GONZALES    Trustee or Director of some of the Funds in the Federated               $0   $0 for the Trust
Birth Date:
October 22, 1930      Fund Complex; President, Executive Vice President and                        and 1 other investment company
                                                                                                   in the

Federated

Investors Tower       Treasurer of some of the Funds in the Federated Fund Complex;                Fund Complex
1001 Liberty Avenue   Vice Chairman, Federated Investors, Inc.; Vice President,

Pittsburgh, PA        Federated Investment Management Company, and Federated

EXECUTIVE

VICE PRESIDENT        Investment Counseling, Federated Global Investment
                      Management Corp. and Passport Research, Ltd.; Executive Vice
                      President and Director, Federated Securities Corp.; Trustee,
                      Federated Shareholder Services Company.

JOHN W. MCGONIGLE     Executive Vice President and Secretary of the Federated                 $0   $0 for the Trust
Birth Date:
October 26, 1938      Fund Complex; Executive Vice President, Secretary, and                       and 54 other investment
                                                                                                   companies in the

Federated Investors

Tower                 Director, Federated Investors, Inc.; Trustee, Federated                      Fund Complex
1001 Liberty Avenue   Investment Management Company; Director, Federated

Pittsburgh, PA Investment Counseling and Federated Global Investment EXECUTIVE
VICE PRESIDENT AND S Management Corp.; Director, Federated Services Company;
SECRETARY Director, Federated Securities Corp.

RICHARD B. FISHER     President or Vice President of some of the Funds in the                 $0   $0 for the Trust
Birth Date:
May 17, 1923          Federated Fund Complex; Director or Trustee of some of the                   and 6 other investment
                                                                                                   companies in the

Federated

Investors Tower       Funds in the Federated Fund Complex; Executive Vice                          Fund Complex
1001 Liberty Avenue   President, Federated Investors, Inc.; Chairman and Director,

Pittsburgh, PA        Federated Securities Corp.

VICE PRESIDENT

RICHARD J. THOMAS     Treasurer of the Federated Fund Complex; Vice President-                $0   $0 for the Trust
Birth Date:
June 17, 1954         Funds Financial Services Division, Federated Investors,                      and 54 other investment
                                                                                                   companies in the

Federated

Investors Tower       Inc.; formerly: various management positions within Funds                    Fund Complex
1001 Liberty Avenue   Financial Services Division of Federated Investors, Inc.

Pittsburgh, PA

TREASURER


NAME                                                                                               TOTAL
BIRTH DATE                                                                          AGGREGATE      COMPENSATION
ADDRESS               PRINCIPAL OCCUPATIONS                                         COMPENSATION   FROM TRUST AND
POSITION WITH TRUST   FOR PAST FIVE YEARS                                           FROM TRUST     FUND COMPLEX
WILLIAM D.

DAWSON, III           Chief Investment Officer of this Fund and various other                 $0   $0 for the Trust
Birth Date:
March 3, 1949         Funds in the Federated Fund Complex; Executive Vice                          and 41 other investment
                                                                                                   companies in the

Federated

Investors Tower       President, Federated Investment Counseling, Federated Global                 Fund Complex
1001 Liberty Avenue   Investment Management Corp., Federated Investment Management

Pittsburgh, PA        Company, and Passport Research, Ltd.; Registered

CHIEF

INVESTMENT            OFFICER Representative, Federated Securities Corp.;
                      Portfolio Manager, Federated Administrative Services; Vice
                      President, Federated Investors, Inc.; formerly: Executive
                      Vice President and Senior Vice President, Federated
                      Investment Counseling Institutional Portfolio Management
                      Services Division; Senior Vice President, Federated
                      Investment Management Companyand Passport Research, Ltd.

DEBORAH A.

CUNNINGHAM            Deborah A. Cunningham is Vice President of the Trust.                   $0   $0 for the Trust
Birth Date:
September 15, 1959    Ms. Cunningham joined Federated in 1981 and has been a                       and 6 other investment
                                                                                                   companies in the

Federated

Investors Tower Senior Portfolio Manager Fund Complex 1001 Liberty Avenue and a
Senior Vice President of the Fund's Adviser since 1997.

Pittsburgh, PA        Ms. Cunningham served as a Portfolio Manager and a Vice
VICE PRESIDENT        President

                      of the Adviser from 1993 until 1996. Ms. Cunningham is a

                      Chartered Financial Analyst and received her M.S.B.A. in

                      Finance from
                      Robert Morris College.

MARY JO OCHSON        Mary Jo Ochson is Vice President of the Trust. Ms. Ochson               $0   $0 for the Trust
Birth Date:
September 12, 1953    joined Federated in 1982 and has been a Senior Portfolio                     and 7 other investment
                                                                                                   companies in the

Federated

Investors Tower       Manager and a Senior Vice President of the Fund's Adviser                    Fund Complex
1001 Liberty Avenue   since 1996. From 1988 through 1995, Ms. Ochson served as a
Pittsburgh, PA        Portfolio Manager and a
VICE PRESIDENT        Vice President of the Fund's Adviser. Ms. Ochson is a

                      Chartered Financial Analyst and received her M.B.A. in

                      Finance from the
                      University of Pittsburgh.


+ Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Trust.

++ Messrs. Cunningham, Mansfield and Walsh became members of the Board on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Trust.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Prior to November 15, 1996, Lehman Brothers Global Asset Management (former adviser), New York, New York, served as the Fund's Adviser.

OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

MAXIMUM AVERAGE AGGREGATE DAILY ADMINISTRATIVE FEE NET ASSETS OF THE FEDERATED FUNDS 0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million
0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

Prior to November 15, 1996, FDISG (former administrator), a subsidiary of First Data Corporation, Boston, Massachusetts, served as the Fund's administrator.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

Ernst & Young LLP is the independent auditor for the Fund.

FEES PAID BY THE FUND FOR SERVICES



FOR THE YEAR ENDED JANUARY 31       1999       1998      1997 1
Advisory Fee Earned 2           $803,037   $447,960   $76,352
Advisory Fee Reduction           636,478    447,960    76,352
Administrative Fee 3             302,822    190,864    19,609
SHAREHOLDER SERVICES FEE:

Institutional Shares                  $0          -         -
Institutional Service Shares     157,723          -         -
Institutional Capital Shares      69,567          -         -


1 For the period from November 15, 1996 to January 31, 1997.

2 For the period from February 1, 1996 to November 14, 1996, the former adviser earned $287,184.

3 For the period from February 1, 1996 to November 14, 1996, the former administrator earned $143,592.

Fees are allocated among classes based on their pro rata share of Fund assets, except for shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-year, five-year and the start of performance periods ended January 31, 1999.

Yield, Effective Yield, and Tax-Equivalent Yield given for the 7-day period ended January 31, 1999.



                                7 -DAY                      START OF PERFORMANCE

SHARE CLASS                     PERIOD   1 YEAR   5 YEARS   ON FEBRUARY 8, 1993
INSTITUTIONAL SHARES:

Total Return                             3.53%    3.57%     3.39%
Yield                           3.03%       -        -         -
Effective Yield                 3.07%       -        -         -
Tax-Equivalent Yield            5.02%       -        -         -

INSTITUTIONAL SERVICE SHARES:

Total Return                             3.27%    3.31%     3.13%
Yield                           2.78%       -        -         -
Effective Yield                 2.82%       -        -         -
Tax-Equivalent Yield            4.60%       -        -         -

INSTITUTIONAL
CAPITAL SHARES:

Total Return                             3.40%    3.43%     3.25%
Yield                           2.91%       -        -         -
Effective Yield                 2.95%       -        -         -
Tax-Equivalent Yield            4.82%       -        -         -


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return; raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.



TAXABLE YIELD EQUIVALENT FOR 1998 MULTISTATE MUNICIPAL FUND

FEDERAL INCOME TAX BRACKET: 15.00%            28.00%          31.00%           36.00%           39.60%
Joint Return                $1-43,050         $43,051-104,050 $104,051-158,550 $158,551-283,150 OVER $283,150
Single Return               $1-25,750         $25,751-62,450  $62,451-130,250  $130,251-283,150 OVER $283,150

TAX-EXEMPT YIELD:  TAXABLE YIELD EQUIVALENT:

1.00%                        1.18%             1.39%           1.45%            1.56%            1.66%
1.50%                        1.76%             2.08%           2.17%            2.34%            2.48%
2.00%                        2.35%             2.78%           2.90%            3.13%            3.31%
2.50%                        2.94%             3.47%           3.62%            3.91%            4.14%
3.00%                        3.53%             4.17%           4.35%            4.69%            4.97%
3.50%                        4.12%             4.86%           5.07%            5.47%            5.79%
4.00%                        4.71%             5.56%           5.80%            6.25%            6.62%
4.50%                        5.29%             6.25%           6.52%            7.03%            7.45%
5.00%                        5.88%             6.94%           7.25%            7.81%            8.28%
5.50%                        6.47%             7.64%           7.97%            8.59%            9.11%
6.00%                        7.06%             8.33%           8.70%            9.38%            9.93%
6.50%                        7.65%             9.03%           9.42%           10.16%           10.76%
7.00%                        8.24%             9.72%          10.14%           10.94%           11.59%
7.50%                        8.82%            10.42%          10.87%           11.72%           12.42%
8.00%                        9.41%            11.11%          11.59%           12.50%           13.25%


Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs, and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

IBC/DONOGHUE'S MONEY FUND REPORT

IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

BANK RATE MONITOR(C) NATIONAL INDEX

Bank Rate Monitor(C) National Index, Miami Beach, Florida, published weekly, is an average of the interest rates of personal money market deposit accounts at 10 of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 27 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/agency, and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion, and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime, and 23 municipal with assets approximating $41.6 billion, $22.8 billion, and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Investment Ratings

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2-Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS)

RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1-This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA-Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION

RATINGS

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1-This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2-This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS)

RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1-Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2-Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR-Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)-The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)-The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)-The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH INVESTORS SERVICE, L.P. SHORT-TERM DEBT RATING DEFINITIONS

F-1+-Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1-Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2-Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Addresses

MUNICIPAL OBLIGATIONS FUND

Institutional Shares
Institutional Service Shares
Institutional Capital Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072